AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 2, 2000.

                                                           FILE NO. 333-23271
                                                           FILE NO. 811-08091
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.            [ ]
                         POST-EFFECTIVE AMENDMENT NO. 6           [X]
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                         POST-EFFECTIVE AMENDMENT NO. 6           [X]

                                   ----------

                         THE PRUDENTIAL DISCOVERY SELECT
                                 GROUP VARIABLE
                                CONTRACT ACCOUNT
                           (Exact Name of Registrant)

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                               (Name of Depositor)

                          3 GATEWAY CENTER, 12TH FLOOR
                              NEWARK, NJ 07102-4077
                  DEPOSITOR'S TELEPHONE NUMBER: (973) 802-6997

                                   ----------

                          C. CHRISTOPHER SPRAGUE, ESQ.
                            ASSISTANT GENERAL COUNSEL
                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                          3 GATEWAY CENTER, 12TH FLOOR
                              NEWARK, NJ 07102-4077
               (Name and address of agent for service of process)

                                    Copy to:

                           CHRISTOPHER E. PALMER, ESQ.
                                 SHEA & GARDNER
                          1800 MASSACHUSETTS AVE., N.W.
                             WASHINGTON, D.C. 20036

                                   ----------

It is proposed that this filing will become effective (check appropriate space):

     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [X]  on May 1, 2000 pursuant to paragraph (b) of Rule 485
     [ ]  60 days after filing pursuant to paragraph (a) of Rule 485
     [ ]  on May 1, 2000 pursuant to paragraph (a) of Rule 485

                     Title of Securities Being Registered:
                 Interests in Group Variable Annuity Contracts.

================================================================================

PROSPECTUS                                                          MAY 1, 2000



THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
GROUP VARIABLE ANNUITY CONTRACTS

DISCOVERY SELECT
           ---------------
           GROUP RETIREMENT ANNUITY

This prospectus describes the DISCOVERY SELECT(SM) Group Variable Annuity Contracts* (the "Contracts"). The Contracts are group variable annuity contracts sold by The Prudential Insurance Company of America ("Prudential") to retirement plans qualifying for federal tax benefits under sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 as amended (the "Code") and to non-qualified defined contribution annuity plans. In this Prospectus, Prudential may be referred to as either "Prudential" or as "we" or "us". We may refer to a participant under a retirement plan as "you."



We sell one of the Contracts (the "Small Plan Contract") exclusively to retirement plans qualified under Sections 401(k) or 401(a) of the Code that generally have 100 or fewer participants. We may delegate most of the administrative services in connection with those Contracts to a third party recordkeeper (the "Small Plan Contract Recordkeeper").



As a plan participant, you can allocate contributions made on your behalf in a number of ways. You can allocate contributions to one or more of the twenty-two Subaccounts. Each Subaccount invests in one of the following portfolios of The Prudential Series Fund, Inc. (the "Prudential Series Fund") or other listed portfolios (collectively, the "Funds"):

                        THE PRUDENTIAL SERIES FUND, INC.

Money Market Portfolio           Flexible Managed Portfolio  Equity Portfolio
Diversified Bond Portfolio       High Yield Bond Portfolio   Prudential Jennison
Government Income Portfolio      Stock Index Portfolio         Portfolio
Conservative Balanced Portfolio  Equity Income Portfolio     Global Portfolio

--------------------------------------------------------------------------------


                          AIM VARIABLE INSURANCE FUNDS


       AIM V.I. Growth and Income Fund             AIM V.I. Value Fund

           JANUS ASPEN SERIES                  MFS VARIABLE INSURANCE TRUST
           Growth Portfolio                       Emerging Growth Series
    International Growth Portfolio                    Research Series

        OCC ACCUMULATION TRUST            T. ROWE PRICE EQUITY SERIES, INC.
          Managed Portfolio                      Equity Income Portfolio
         Small Cap Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.          WARBURG PINCUS TRUST
    International Stock Portfolio          Global Post-Venture Capital Portfolio

You also can allocate contributions to the Guaranteed Interest Account, which guarantees a stipulated rate of interest if held for a specified period of time. In this Prospectus, we do not describe that account in detail. Rather, we mention the Guaranteed Interest Account only where necessary to explain how the Prudential Discovery Select Group Variable Contract Account works.

                                   ----------


In this Prospectus, we provide information that you should know before you invest. We have filed additional information about the Contracts with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information ("SAI"), dated May 1, 2000. That SAI is legally a part of this Prospectus. You can get a copy of the SAI free of charge by contacting us at the address or telephone number shown on the cover page. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The SEC's mailing address is 450 Fifth Street, N.W., Washington, DC 20549, and its public reference number is (800) SEC-0330.


The accompanying prospectuses for the Funds and the related statements of additional information describe the investment objectives and risks of investing in the Funds. We may offer additional Funds and Subaccounts in the future.


The contents of the SAI with respect to the Contracts appears on page 43 of this Prospectus.


                                   ----------

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR EACH OF THE FUNDS. YOU SHOULD READ THOSE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

AS WITH ALL VARIABLE ANNUITY CONTRACTS, THE FACT THAT WE HAVE REGISTERED THE CONTRACTS WITH THE SEC DOES NOT MEAN THAT THE SEC HAS DETERMINED THAT THE CONTRACTS ARE A GOOD INVESTMENT. NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                             30 Scranton Office Park
                             Scranton, PA 18507-1789
                            Telephone 1-800-458-6333

* DISCOVERY SELECT IS A SERVICE MARK OF PRUDENTIAL

                               PROSPECTUS CONTENTS

                                                                            PAGE
                                                                            ----

GLOSSARY...................................................................    1

BRIEF DESCRIPTION OF THE CONTRACTS.........................................    2

FEE TABLES.................................................................    4


GENERAL INFORMATION ABOUT PRUDENTIAL, PRUDENTIAL DISCOVERY SELECT GROUP
    VARIABLE CONTRACT ACCOUNT AND THE INVESTMENT OPTIONS AVAILABLE
    UNDER THE CONTRACTS....................................................   12
    PRUDENTIAL INSURANCE COMPANY OF AMERICA................................   12
    PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT............   13
    THE FUNDS..............................................................   13
    GUARANTEED INTEREST ACCOUNT............................................   16

THE CONTRACTS..............................................................   17
    THE ACCUMULATION PERIOD................................................   17
    ALLOCATION OF PURCHASE PAYMENTS .......................................   19
    ASSET ALLOCATION PROGRAM...............................................   19
    TRANSFERS..............................................................   19
    DOLLAR COST AVERAGING .................................................   21
    AUTO-REBALANCING.......................................................   22
    WITHDRAWALS............................................................   22
    SYSTEMATIC WITHDRAWAL PLAN.............................................   23
    TEXAS OPTIONAL RETIREMENT PLAN.........................................   24
    DEATH BENEFIT..........................................................   25
    DISCONTINUANCE OF CONTRIBUTIONS........................................   26
    LOAN PROVISION.........................................................   27
    MODIFIED PROCEDURES....................................................   28

CHARGES, FEES AND DEDUCTIONS...............................................   28
    ADMINISTRATIVE FEE AND ANNUAL ACCOUNT CHARGE...........................   28
    CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS........................   29
    EXPENSES INCURRED BY THE FUNDS.........................................   29
    WITHDRAWAL CHARGE......................................................   29
    LIMITATIONS ON WITHDRAWAL CHARGE.......................................   31
    PREMIUM TAXES..........................................................   32
    REQUESTS, CONSENTS AND NOTICES.........................................   32

FEDERAL TAX STATUS.........................................................   32

EFFECTING AN ANNUITY.......................................................   37
    LIFE ANNUITY WITH PAYMENTS CERTAIN.....................................   38
    ANNUITY CERTAIN........................................................   38
    JOINT AND SURVIVOR ANNUITY WITH PAYMENTS CERTAIN.......................   38
    PURCHASING THE ANNUITY.................................................   38

OTHER INFORMATION..........................................................   39
    MISSTATEMENT OF AGE OR SEX.............................................   39
    SALE OF THE CONTRACT AND SALES COMMISSIONS.............................   39
    VOTING RIGHTS..........................................................   39
    SUBSTITUTION OF FUND SHARES............................................   40
    PERFORMANCE INFORMATION................................................   40
    REPORTS TO PARTICIPANTS................................................   41
    STATE REGULATION.......................................................   41
    LITIGATION.............................................................   41
    STATEMENT OF ADDITIONAL INFORMATION....................................   43
    ADDITIONAL INFORMATION.................................................   43

                                    GLOSSARY

ACCOUNT--See the Prudential Discovery Select Group Variable Contract Account (the "Discovery Account") below.

ACCUMULATION PERIOD--The period, prior to the effecting of an annuity, during which the amount credited to a Participant Account may vary with the investment performance of any Subaccount of the Discovery Account, or the interest rate credited under the Guaranteed Interest Account, as selected.

ANNUITANT--The person or persons designated by the Participant upon whose life or lives monthly annuity payments are based after an annuity is effected.

BENEFICIARY--A person designated by a Participant to receive benefits from funds held under the Contract.

BUSINESS DAY--A day on which both the New York Stock Exchange and Prudential are open for business.

CODE--The Internal Revenue Code of 1986, as amended.

CONTRACTHOLDER--The employer, association or trust to which Prudential has issued a Contract.


CONTRACTS--The Group Variable Annuity Contracts that we describe in this Prospectus and offer for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Code and with non-qualified annuity arrangements. The Small Plan Contract is one of such Contracts.


CONTRACT VALUE--The dollar amount held under a Contract.

EMPLOYER--The sponsor of the retirement plan or non-qualified annuity arrangement.

FUNDS--The Portfolios of the Prudential Series Fund, Inc., AIM Variable Insurance Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, MFS Variable Insurance Trust, Warburg Pincus Trust, and OCC Accumulation Trust available under the Contracts.

GENERAL ACCOUNT--The assets of Prudential other than those allocated to the Discovery Account or any other separate account of Prudential.

GUARANTEED INTEREST ACCOUNT--An allocation option under the Contract funded by Prudential's General Account, or under certain Contracts, a separate account. It is not part of nor dependent upon the investment performance of the Discovery Account. This Prospectus does not describe in detail the Guaranteed Interest Account or any separate account funding a guaranteed interest rate option.

PARTICIPANT--A person who makes contributions, or for whom contributions have been made, and to whom they remain credited under the Contract.

PARTICIPANT ACCOUNT--An account established for each Participant to record the amount credited to the Participant under the Contract.

PARTICIPANT ACCOUNT VALUE--The dollar amount held in a Participant Account.

PRUDENTIAL--The Prudential Insurance Company of America. "We," "us," or "our" means Prudential.

PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT--A separate account of Prudential registered under the Investment Company Act of 1940 as a unit investment trust, invested through its Subaccounts in shares of the corresponding Fund Portfolios.

SMALL PLAN CONTRACT--A type of Contract used exclusively with retirement plans qualified under Sections 401(k) or 401(a) of the Code that generally have 100 or fewer Participants.

SUBACCOUNT--A division of the Discovery Account, the assets of which are invested in shares of the corresponding portfolio of the Funds.


UNIT AND UNIT VALUE--We credit a Participant with Units for each Subaccount in which he invests. The value of these Units may change each Business Day to reflect the investment results of, and deductions of charges from, the Subaccounts, and the expenses of the Funds in which the assets of the Subaccounts are invested. The number of Units credited to a Participant in any Subaccount of the Discovery Account is determined by dividing the amount of the contribution or transfer made on his behalf to that Subaccount by the applicable Unit Value for the Business Day on which the contribution or transfer is received at the address shown on the cover of this Prospectus or such other address that Prudential has specified. We will reduce the number of Units credited to a Participant under any Subaccount by the number of Units canceled as a result of any transfer or withdrawal by a Participant from that Subaccount. Because of its differing charges, the Small Plan Contract will have different Unit Values than the other Contracts. Other Contracts, as to which we have lowered the asset-based administrative fee, also will have different Unit Values.

VALUATION PERIOD--The period of time from one determination of the value of the amount invested in a Subaccount to the next. We make such determinations when the net asset values of the Funds are calculated, which is generally as of 4:00 p.m. Eastern time on each day during which the New York Stock Exchange and Prudential are open. Currently, the Prudential business unit that receives transaction requests for the Contracts is open each day on which the New York Stock Exchange is open.


VARIABLE INVESTMENT OPTIONS--The Subaccounts.

                       BRIEF DESCRIPTION OF THE CONTRACTS

Prudential offers the Contracts to retirement plans qualifying for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and to nonqualified annuity arrangements. The Contracts are group annuity contracts that we typically issue to employers. These employers then make contributions under the Contract on behalf of their employees. A person for whom contributions have been made and to whom they remain credited under a Contract is a "Participant."


The value of a Participant's investment depends upon the performance of the selected investment option[s]. Currently, there are twenty-two variable investment options, each of which is called a Subaccount. We invest the assets of each Subaccount in one of the Funds listed beginning on page 13. You may direct contributions to one or a combination of variable investment options as well as the Guaranteed Interest Account. We set up a separate Participant Account to record your investment choices. You can withdraw amounts held under your Participant Account, in whole or in part, prior to the annuity date. We also provide for a death benefit under the Contract.


Through payroll deduction or similar agreements with the Contractholder, you may make contributions under the Contract. In addition, you may make contributions in ways other than payroll deduction under certain circumstances.


Prudential assesses charges under the Contracts for the costs of selling and distributing the Contracts, for administering the Contracts, and for assuming mortality and expense risks under the Contracts. We deduct a mortality and expense risk charge equal to an annual rate of 0.15% from the assets held in the variable investment options with respect to all the Contracts. We deduct an administrative charge from the assets held in the variable investment options, which charge is equal to a maximum annual rate of 0.85% for Contracts other than the Small Plan Contract. For the Small Plan Contract, we deduct an administrative charge equal to an annual rate of 1.05% from the assets held in the variable investment options. You can find further details about the administrative charge in the Fee Tables, pages 4 and 5, and under Administrative Fee and Annual Account Charge, page 28.


With respect to Contracts other than the Small Plan Contract, we assess an additional administrative charge of up to $32 per Participant (the annual account charge) on the last Business Day of each calendar year and at the time of a full withdrawal. We will prorate this annual account charge for new Participants on a monthly basis for their first year of participation. With respect to the Small Plan Contract, we assess an annual administrative charge of up to $32 per Participant either (i) quarterly, on or about 14 days after the end of each quarter or (ii) annually, on the last Business Day of the calendar year. We do not prorate this charge for new Participants under the Small Plan Contract.

Under Contracts other than the Small Plan Contract, we may impose a withdrawal charge upon withdrawals made in the first five years after the initial contribution made on behalf of a Participant. The maximum withdrawal charge for such Contracts is 5% of the contributions made on behalf of the Participant. Participants in a Small Plan Contract do not pay a withdrawal charge when they redeem some or all of their Units in the Account or their Participant Account Value in the Guaranteed Interest Account. Instead, Prudential will assess a withdrawal charge of up to 5% of the amount of Participant and Employer contributions that are withdrawn in connection with a full or partial termination by the Employer of its participation in the Small Plan Contract. Prudential will impose this withdrawal charge only during the first 5 years following the effective date of the Small Plan Contract. We will consider an Employer to have fully or partially terminated its participation in the Small Plan Contract if it provides Prudential notice of its intent to terminate the Contract, if the plan terminates or is no longer a qualified plan, or if Prudential terminates the Contract by reason of the Contractholder failing to meet its contractual obligations.

A charge against each of the Funds' assets is also made by the investment adviser for providing investment advisory and management services. You can find further details about charges under the section entitled Charges, Fees and Deductions, page 28.

Unless restricted by the retirement arrangement under which you are covered, or by a section of the Code, you may withdraw, at any time, all or part of your Participant Account. See "Withdrawals," page 22. If you withdraw, you may be taxed under the Code, including, under certain circumstances, a 10% penalty tax on premature withdrawals. See "Federal Tax Status," page 32. In addition, you may transfer all or a part of your Participant Account Value among the Subaccounts and the Guaranteed Interest Account without the imposition of the withdrawal charge or tax liability.

As explained below, notices, forms and requests for transactions related to the Contracts may be provided in traditional paper form or by electronic means, including telephone and internet. Prudential reserves the right to vary the means available, including limiting them to electronic means, from Contract to Contract by Contract terms, related service agreements with the Contractholder, or notice to the Contractholder and Participants.

The procedures set out in this paragraph apply to Contracts other than the Small Plan Contract. You should send all written requests, notices, and transfer requests required or permitted by the Contracts (other than withdrawal requests and death benefit claims), to Prudential at the address shown on the cover of this Prospectus. You may effect permitted telephone transactions by calling Prudential at 1-800-458-6333. All permitted internet transactions may be made through www.prudential.com. You must send all permitted written withdrawal requests or death benefit claims to Prudential by one of the following three means: (1) By U.S. mail to: Prudential, P.O. Box 5410, Scranton, Pennsylvania 18505-5410; (2) Delivery service other than the U.S. mail (e.g., Federal Express, etc.) sent to our office at the following address: Prudential, 30 Scranton Office Park, Scranton, Pennsylvania 18507-1789; or (3) Fax to Prudential, Attention: Client Payments at: (570) 340-4328. Under certain Contracts, the Contractholder or a third party acting on their behalf provides record-keeping services that would otherwise be performed by Prudential. See "Modified Procedures," page 28.

The procedures described in this paragraph apply exclusively to the Small Plan Contracts. Participants under such Contracts must send all permitted written communications (including written requests to effect a purchase, withdrawal or other transaction) and death benefit claims to the Small Plan Contract Recordkeeper at the address provided by Prudential. Participants may effect certain transactions under their Small Plan Contract, and otherwise communicate with respect to their Contract, by contacting the Small Plan Contract Recordkeeper at the telephone number or internet site provided by Prudential in Participant enrollment materials or other direct communication to the Contractholder or Participants. Transactions (including death benefit claims) conveyed to the Small Plan Contract Recordkeeper will be deemed effective on a given Business Day if received in good order prior to 4:00 PM Eastern Time on that Business Day. For purposes of the preceding sentence, we define "good order" generally as an instruction received by the Small Plan Contract Recordkeeper that is sufficiently complete and clear that the Small Plan Contract Recordkeeper does not need to exercise any discretion to follow such instruction. The Small Plan Contract Recordkeeper will forward promptly to Prudential transaction requests and other communications that it receives from Participants in a Small Plan Contract.

Prudential may provide other permitted telephone numbers or internet addresses through the Contractholder or directly to participants as authorized by the Contractholder.

We intend this brief description of the Contracts to provide a broad overview of the more significant features of the Contracts. You can find more detailed information about the Contracts in subsequent sections of this Prospectus and in the Contracts themselves.

Transaction requests (including death benefit claims) received directly by Prudential in good order on a given Business Day before the established transaction cutoff time (4 PM Eastern Time, or such earlier time that the New York Stock Exchange may close) will be effective for that Business Day. For purposes of the preceding sentence, we define "good order" generally as an instruction received by Prudential that is sufficiently complete and clear that Prudential does not need to exercise any discretion to follow such instruction.

                                    FEE TABLE
                            FOR CONTRACTS OTHER THAN
                             THE SMALL PLAN CONTRACT


PARTICIPANT TRANSACTION EXPENSES

Sales Charge Imposed on Contributions................................    None

Maximum Withdrawal Charge (as a percentage of contributions withdrawn):

 -------------------------------------------------------------------------------
                                           THE WITHDRAWAL CHARGE WILL BE EQUAL
                                            TO THE FOLLOWING PERCENTAGE OF THE
         YEARS OF CONTRACT PARTICIPATION        CONTRIBUTIONS WITHDRAWN
 -------------------------------------------------------------------------------

 First Year                                                5%
 Second Year                                               4%
 Third Year                                                3%
 Fourth Year                                               2%
 Fifth Year                                                1%
 Sixth and Subsequent Years                             No Charge
 -------------------------------------------------------------------------------

Maximum Annual Account Charge..........................................   $32

DISCOVERY ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE PARTICIPANT ACCOUNT VALUE)


       ALL SUBACCOUNTS
       ------------------------
       Mortality and Expense Risk Charge ......................... 0.15%

       Maximum Administrative Fee*................................ 0.85%
                                                                   -----
       Total Separate Account Annual Expenses .................... 1.00%
                                                                   =====


----------
* We may reduce this administrative fee under Contracts as to which, due to economies of scale and other factors, our administrative costs are reduced.

                                    FEE TABLE
                                  FOR THE SMALL
                                  PLAN CONTRACT

PARTICIPANT TRANSACTION EXPENSES

Sales Charge Imposed on Contributions................................    None

Maximum Withdrawal Charge (as a percentage of contributions withdrawn) in connection with a full or partial Contract termination:
 -------------------------------------------------------------------------------
                                           THE WITHDRAWAL CHARGE WILL BE EQUAL
                                            TO THE FOLLOWING PERCENTAGE OF THE
         YEARS OF CONTRACT PARTICIPATION        CONTRIBUTIONS WITHDRAWN
 -------------------------------------------------------------------------------

 First Year                                                5%
 Second Year                                               4%
 Third Year                                                3%
 Fourth Year                                               2%
 Fifth Year                                                1%
 Sixth and Subsequent Years                             No Charge
 -------------------------------------------------------------------------------

Maximum Annual Account Charge..........................................   $32

DISCOVERY ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE PARTICIPANT ACCOUNT VALUE)

       ALL SUBACCOUNTS
       ------------------------
       Mortality and Expense Risk Charge ......................... 0.15%
       Administrative Fee ........................................ 1.05%
                                                                   -----
       Total Separate Account Annual Expenses .................... 1.20%
                                                                   =====

ANNUAL EXPENSES OF THE FUNDS
(AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS)


                                                                                   INVESTMENT                 TOTAL      TOTAL
                                                                                   MANAGEMENT    OTHER     CONTRACTUAL   ACTUAL
                                                                                      FEE       EXPENSES    EXPENSES    EXPENSES*
                                                                                   ==============================================
THE PRUDENTIAL SERIES FUND, INC.
   Conservative Balanced Portfolio..............................................     0.55%       0.02%       0.57%       0.57%
   Diversified Bond Portfolio...................................................     0.40%       0.03%       0.43%       0.43%
   Equity Income Portfolio......................................................     0.40%       0.02%       0.42%       0.42%
   Equity Portfolio.............................................................     0.45%       0.02%       0.47%       0.47%
   Flexible Managed Portfolio...................................................     0.60%       0.02%       0.62%       0.62%
   Global Portfolio.............................................................     0.75%       0.09%       0.84%       0.84%
   Government Income Portfolio..................................................     0.40%       0.04%       0.44%       0.44%
   High Yield Bond Portfolio....................................................     0.55%       0.05%       0.60%       0.60%
   Money Market Portfolio ......................................................     0.40%       0.02%       0.42%       0.42%
   Prudential Jennison Portfolio................................................     0.60%       0.03%       0.63%       0.63%
   Stock Index Portfolio........................................................     0.35%       0.04%       0.39%       0.39%

AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Growth and Income Fund..............................................     0.61%       0.16%       0.77%       0.77%
   AIM V.I. Value Fund..........................................................     0.61%       0.15%       0.76%       0.76%

JANUS ASPEN SERIES(1)

   Growth Portfolio.............................................................     0.65%       0.02%        0.67%       0.67%
   International Growth Portfolio...............................................     0.65%       0.11%        0.76%       0.76%

MFS VARIABLE INSURANCE TRUST(2)

   Emerging Growth Series.......................................................     0.75%       0.09%        0.84%       0.83%
   Research Series..............................................................     0.75%       0.11%        0.86%       0.85%

OCC ACCUMULATION TRUST

   Managed Portfolio............................................................     0.77%       0.06%        0.83%       0.83%
   Small Cap Portfolio..........................................................     0.80%       0.09%        0.89%       0.89%

T. ROWE PRICE(3)

   T. Rowe Price Equity Series, Inc., Equity Income
    Portfolio...................................................................     0.85%       0.00%        0.85%       0.85%
   T. Rowe Price International Series, Inc., International
    Stock Portfolio.............................................................     1.05%       0.00%        1.05%       1.05%

WARBURG PINCUS TRUST(4)

   Global Post-Venture Capital Portfolio........................................     1.25%       0.33%        1.58%       1.41%


----------

* Reflects fee waivers and reimbursement of expenses, if any. The following Expense Examples use "Total Actual Expenses."

The purpose of the foregoing tables is to assist Participants in understanding the expenses that they bear, directly or indirectly, relating to the Prudential Discovery Select Group Variable Contract Account and the Funds. The expenses relating to the Funds (other than those in the Prudential Series Fund) have been provided to Prudential by the Funds, and have not been independently verified by Prudential. See the sections on charges in this Prospectus and the accompanying prospectuses for the Funds.

(1) Janus Aspen Series. Table reflects expenses based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the mangement fee.

(2) MFS Variable Insurance Trust: An expense offset arrangement with the Fund's custodian resulted in a reduction in Other Expenses by 0.01%.

(3) T. Rowe Price Funds: Investment Management Fees include ordinary expenses of operating the funds.

(4) Warburg Pincus Trust. Fee waivers and expense reimbursements or credits reduced Investment Management Fees and Other Expenses during 1999 but may be discontinued at any time.


EXAMPLES OF FEES AND EXPENSES

The following examples illustrate the cumulative dollar amount of all the above Expenses that you would incur on each $1,000 of investment.

    o   The examples assume a consistent 5% annual return on invested assets.

    o The examples assume that the annual account charge is deducted from the assets of each Subaccount based on a Participant Account Value of $25,000.

THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES INCURRED IN ANY GIVEN YEAR MAY BE MORE OR LESS THAN THOSE SHOWN IN THE EXAMPLES.

TABLE I: CONTRACTS OTHER THAN SMALL PLAN CONTRACT

     If a Participant withdraws his entire Participant Account Value from the specified Subaccount just prior to the end of the applicable time period, the Participant would pay the following cumulative expenses on each $1,000 invested. The cumulative expenses shown below would be incurred with respect to a Participant withdrawal under a Contract other than the Small Plan Contract, and in both this Table and Table II assume an administrative fee of 0.85%. If the administrative fee were less than 0.85%, these expenses would be reduced accordingly.


                                                                       1 YEAR         3 YEARS        5 YEARS       10 YEARS
                                                                       ------         -------        -------       --------
THE PRUDENTIAL SERIES FUND, INC.
   Money Market Subaccount ..........................................   $ 66           $ 79           $ 94           $184
   Diversified Bond Subaccount.......................................     66             79             95            185
   Government Income Subaccount......................................     66             80             95            187
   Conservative Balanced Subaccount..................................     67             84            102            201
   Flexible Managed Subaccount.......................................     68             85            105            206
   High Yield Bond Subaccount........................................     68             84            104            204
   Stock Index Subaccount............................................     68             78             93            181
   Equity Income Subaccount..........................................     66             79             94            184
   Equity Subaccount.................................................     66             80             97            190
   Prudential Jennison Subaccount....................................     68             88            105            207
   Global Subaccount.................................................     70             92            116            229

AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Growth and Income Subaccount.............................     69             90            113            222
   AIM V.I. Value Subaccount.........................................     69             89            112            221

JANUS ASPEN SERIES

   Growth Subaccount.................................................     68             97            107            211
   International Growth Subaccount...................................     69             89            112            221

MFS VARIABLE INSURANCE TRUST

   Emerging Growth Subaccount........................................     70             92            116            229
   Research Subaccount...............................................     70             92            117            231

OCC ACCUMULATION TRUST

   Managed Subaccount................................................     70             91            116            228
   Small Cap Subaccount..............................................     70             93            119            235

T. ROWE PRICE

   T. Rowe Price Equity Series, Inc., Equity Income Subaccount.......     70             92            117            230
   T. Rowe Price International Series, Inc., International Stock
       Subaccount....................................................     72             98            117            251

WARBURG PINCUS TRUST

   Global Post-Venture Capital Subaccount............................     77            114            153            304


TABLE II: CONTRACTS OTHER THAN SMALL PLAN CONTRACT

For Contracts other than the Small Plan Contract, if a Participant does not withdraw any portion of his Participant Account Value from the specified Subaccount, or he uses Participant Account Value to effect an annuity as of the end of the applicable time period, the Participant would pay the following cumulative expenses on each $1,000 invested.

                                                                            1 YEAR         3 YEARS       5 YEARS      10 YEARS
                                                                            ------         -------       -------      --------
THE PRUDENTIAL SERIES FUND, INC.

   Money Market Subaccount ...............................................  $16             $49          $84            $184
   Diversified Bond Subaccount............................................   16              49           85             185
   Government Income Subaccount...........................................   16              50           85             187
   Conservative Balanced Subaccount.......................................   17              54           92             201
   Flexible Managed Subaccount............................................   18              55           95             206
   High Yield Bond Subaccount.............................................   18              54           94             204
   Stock Index Subaccount.................................................   15              48           83             181
   Equity Income Subaccount...............................................   16              49           84             184
   Equity Subaccount......................................................   16              50           87             190
   Prudential Jennison Subaccount.........................................   18              55           95             207
   Global Subaccount......................................................   20              62          106             229

AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Growth and Income Subaccount..................................   19              60          103             222
   AIM V.I. Value Subaccount..............................................   19              59          102             221

JANUS ASPEN SERIES

   Growth Subaccount......................................................   18              57           97             211
   International Growth Subaccount........................................   19              59          102             221

MFS VARIABLE INSURANCE TRUST

   Emerging Growth Subaccount.............................................   20              62          106             229
   Research Subaccount....................................................   20              62          107             231

OCC ACCUMULATION TRUST

   Managed Subaccount.....................................................   20              61          106             228
   Small Cap Subaccount...................................................   20              63          109             235

T. ROWE PRICE

   T. Rowe Price Equity Series, Inc., Equity Income Subaccount............   20              62          107             230
   T. Rowe Price International Series, Inc., International Stock
    Subaccount............................................................   22              68          117             251

WARBURG PINCUS TRUST

   Global Post-Venture Capital Subaccount.................................   27              84          143             304


TABLE III: SMALL PLAN CONTRACTS


In the event of a full or partial Contract termination, resulting in a withdrawal from the specified Subaccount just prior to the end of the applicable time period, each Participant would pay the following cumulative expenses on each $1,000 invested.


                                                                            1 YEAR         3 YEARS        5 YEARS       10 YEARS
                                                                            ------         -------        -------       --------
THE PRUDENTIAL SERIES FUND, INC.

   Money Market Subaccount ...............................................  $ 68           $ 85          $105            $206
   Diversified Bond Subaccount............................................    68             85           105             207
   Government Income Subaccount...........................................    68             86           106             208
   Conservative Balanced Subaccount.......................................    69             90           113             222
   Flexible Managed Subaccount............................................    70             91           114             227
   High Yield Bond Subaccount.............................................    70             91           114             225
   Stock Index Subaccount.................................................    67             84           103             203
   Equity Income Subaccount...............................................    68             85           105             206
   Equity Subaccount......................................................    68             87           107             211
   Prudential Jennison Subaccount.........................................    70             91           116             228
   Global Subaccount......................................................    72             98           126             250

AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Growth and Income Subaccount..................................    71             96           123             243
   AIM V.I. Value Subaccount..............................................    71             95           122             242

JANUS ASPEN SERIES

   Growth Subaccount......................................................    70             93           118             233
   International Growth Subaccount........................................    71             95           122             242

MFS VARIABLE INSURANCE TRUST

   Emerging Growth Subaccount.............................................    72             98           126             250
   Research Subaccount....................................................    72             98           127             252

OCC ACCUMULATION TRUST

   Managed Subaccount.....................................................    72             98           126             249
   Small Cap Subaccount...................................................    72             99           129             255

T. ROWE PRICE

   T. Rowe Price Equity Series, Inc., Equity Income Subaccount............    72             98           127             251
   T. Rowe Price International Series, Inc., International Stock
    Subaccount............................................................    74            104           137             271

WARBURG PINCUS TRUST

   Global Post-Venture Capital Subaccount.................................    79            120           163             323


TABLE IV: SMALL PLAN CONTRACTS


If there is no full or partial Contract termination, or the Participant annuitizes, the Participant would pay the following cumulative expenses on each $1,000 invested.


                                                                       1 YEAR         3 YEARS        5 YEARS       10 YEARS
                                                                       ------         -------        -------       --------
THE PRUDENTIAL SERIES FUND, INC.
   Money Market Subaccount ...........................................   18             55              95            206
   Diversified Bond Subaccount........................................   18             55              95            207
   Government Income Subaccount.......................................   18             56              96            208
   Conservative Balanced Subaccount...................................   19             60             103            222
   Flexible Managed Subaccount........................................   20             61             105            227
   High Yield Bond Subaccount.........................................   20             61             104            225
   Stock Index Subaccount.............................................   17             54              93            203
   Equity Income Subaccount...........................................   18             55              95            206
   Equity Subaccount..................................................   18             57              97            211
   Prudential Jennison Subaccount.....................................   20             61             106            228
   Global Subaccount..................................................   22             68             116            250

AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Growth and Income Subaccount..............................   21             66             113            243
   AIM V.I. Value Subaccount..........................................   21             65             112            242

JANUS ASPEN SERIES

   Growth Subaccount..................................................   20             63             108            233
   International Growth Subaccount....................................   21             65             112            242

MFS VARIABLE INSURANCE TRUST

   Emerging Growth Subaccount.........................................   22             68             116            250
   Research Subaccount................................................   22             68             117            252

OCC ACCUMULATION TRUST

   Managed Subaccount.................................................   22             68             116            249
   Small Cap Subaccount...............................................   22             69             119            255

T. ROWE PRICE

   T. Rowe Price Equity Series, Inc., Equity Income Subaccount........   22             68             117            251
   T. Rowe Price International Series, Inc., International Stock
    Subaccount........................................................   24             74             127            271

WARBURG PINCUS TRUST

   Global Post-Venture Capital Subaccount.............................   29             90             153            323



Loans taken by a Participant from a Participant Account may be subject to charges for establishing and maintaining the loan. The examples with respect to the Contracts do not take into account any deduction for such charges. The required table of accumulation unit values, which sets out certain historical information about the value of interests in each Subaccount, appears in the Appendix to this prospectus on Page 45.

                      GENERAL INFORMATION ABOUT PRUDENTIAL,
       THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT AND
                   THE INVESTMENT OPTIONS AVAILABLE UNDER THE
                                    CONTRACTS

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Prudential is a mutual life insurance company incorporated in 1873 under the laws of the State of New Jersey. Our corporate office is located at 751 Broad Street, Newark, New Jersey. We have been investing for pension funds since 1928.

Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the Company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval. Prudential is working toward completing this process in 2001 and currently expects adoption by the Board of Directors to take place in the latter part of 2000. However, there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also, it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

The plan of reorganization, which has not been fully developed and approved, would provide the criteria for determining eligibility and the methodology for allocating shares or other consideration to those who would be eligible. Generally the amount of shares or other consideration eligible customers would receive would be based on a number of factors, including types, amounts and issue years of the policies. As a general rule, owners of Prudential-issued insurance policies and annuity contracts would be eligible, provided that their policies were in force on the date Prudential's Board of Directors adopted a plan of reorganization, while mutual fund customers and customers of the company's subsidiaries would not be. It has not yet been determined whether any exceptions to that general rule will be made with respect to policyholders and contractholders of Prudential's subsidiaries. This does not constitute a proposal, offer, solicitation or recommendation regarding any plan of reorganization that may be proposed or a recommendation regarding the ownership of any stock that could be issued in connection with any such demutualization.


Prudential generally is responsible for the administrative and recordkeeping functions of the Prudential Discovery Select Group Variable Contract Account and pays the expenses associated with them. These functions include enrolling Participants, receiving and allocating contributions, maintaining Participant Accounts, preparing and distributing confirmations, statements, and reports. The administrative and recordkeeping expenses that we bear include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, stationery and maintenance of computer and other systems. With respect to the Small Plan Contracts, Prudential has delegated certain of these administrative and recordkeeping functions to the Small Plan Contract Recordkeeper. Currently, the Small Plan Contract Recordkeeper is BISYS Plan Services, L.P., 323 Norristown Road, Ambler, PA 19002.

Prudential is reimbursed for these administrative and recordkeeping expenses by the annual account charge and the daily charge against the assets of each Subaccount for administrative expenses.

THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT

Prudential established the Prudential Discovery Select Group Variable Contract Account (the "Discovery Account") on February 11, 1997, under New Jersey law as a separate investment account. The Discovery Account meets the definition of a "separate account" under federal securities laws. Prudential is the legal owner of the assets in the Discovery Account, and is obligated to provide all benefits under the Contracts. Prudential will at all times maintain assets in the Discovery Account with a total market value sufficient to support its obligations under the Contracts. Prudential segregates the Discovery Account assets from all of its other assets. Thus, those assets are not chargeable with liabilities arising out of any other business Prudential conducts. The Discovery Account's assets may include funds contributed by Prudential to commence operation of the Discovery Account, and may include accumulations of the charges Prudential makes against the Discovery Account. From time to time, Prudential will transfer these additional assets to Prudential's General Account. Before making any such transfer, Prudential will consider any possible adverse impact the transfer might have on the Discovery Account.

Prudential registered the Discovery Account with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This registration does not mean that the SEC supervises the management or investment policies or practices of the Discovery Account. For state law purposes, the Discovery Account is treated as a part or division of Prudential. There are currently twenty-two Subaccounts within the Discovery Account. These Subaccounts invest in corresponding portfolios of the Funds available under the Contracts. Prudential may establish additional Subaccounts in the future.

THE FUNDS

The following is a list of each Fund, its investment objective and its investment adviser:

THE PRUDENTIAL SERIES FUND, INC.

MONEY MARKET PORTFOLIO. The investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. The portfolio invests in short-term debt obligations that mature in 13 months or less.

DIVERSIFIED BOND PORTFOLIO. The investment objective is a high level of income over a longer term while providing reasonable safety of capital. The portfolio invests primarily in higher grade debt obligations and high quality money market instruments.

GOVERNMENT INCOME PORTFOLIO. The investment objective is a high level of income over the long term consistent with the preservation of capital. The portfolio invests primarily in U.S. Government securities, including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established by the U.S. Government.

CONSERVATIVE BALANCED PORTFOLIO. The investment objective is a total investment return consistent with a conservatively managed diversified portfolio. The portfolio invests in a mix of equity securities, debt obligations and money market instruments.

FLEXIBLE MANAGED PORTFOLIO. The investment objective is a high total return consistent with an aggressively managed diversified portfolio. The portfolio invests in a mix of equity securities, debt obligations and money market instruments.

HIGH YIELD BOND PORTFOLIO. The investment objective is a high total return. The portfolio invests primarily in high yield/high risk debt securities.

STOCK INDEX PORTFOLIO. The investment objective is investment results that generally correspond to the performance of publicly-traded common stocks. The portfolio attempts to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

EQUITY INCOME PORTFOLIO. The investment objective is both current income and capital appreciation. The portfolio invests primarily in common stocks and convertible securities that provide good prospects for returns above those of the Standard & Poor's 500 Composite Stock Price Index or the NYSE Composite Index.

EQUITY PORTFOLIO. The investment objective is capital appreciation. The portfolio invests primarily in common stocks of major established corporations as well as smaller companies that offer attractive prospects of appreciation.

PRUDENTIAL JENNISON PORTFOLIO. The investment objective is to achieve long-term growth of capital. The portfolio invests primarily in equity securities of major established corporations that offer above average-growth prospects.

GLOBAL PORTFOLIO. The investment objective is long-term growth of capital. The portfolio invests primarily in common stocks (and their equivalents) of foreign and U.S. companies.

Prudential is the investment advisor for each of the portfolios of the Prudential Series Fund. Prudential has a Service Agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), which provides that, subject to Prudential's supervision, PIC will furnish investment advisory services in connection with the management of the Prudential Series Fund. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates Capital Corp. ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio.


AIM VARIABLE INSURANCE FUNDS


AIM V.I. GROWTH AND INCOME FUND. The Fund's investment objective is to seek growth of capital, with current income as a secondary objective.

AIM V.I. VALUE FUND. The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM Advisors, Inc. to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective and would be satisfied principally from the income (interest and dividends) generated by the common stocks, convertible bonds and convertible preferred stocks that make up the Fund's portfolio.

AIM Advisors, Inc. serves as the investment adviser to the AIM V.I. Growth and Income Fund and the AIM V.I. Value Fund.

JANUS ASPEN SERIES

GROWTH PORTFOLIO. A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on companies with larger market capitalizations.

INTERNATIONAL GROWTH PORTFOLIO. A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign issuers.

Janus Capital Corporation is the investment adviser to the Growth Portfolio and the International Growth Portfolio, and is responsible for the day-to-day management of the portfolios and other business affairs of the portfolios.

MFS VARIABLE INSURANCE TRUST

EMERGING GROWTH SERIES. This Series seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Series' investment objective of long-term growth of capital.

RESEARCH SERIES. The Research Series' investment objective is to provide long-term growth of capital and future income.

Massachusetts Financial Services Company, a Delaware corporation, is the investment adviser to each MFS Series.

OCC ACCUMULATION TRUST (FORMERLY KNOWN AS QUEST FOR VALUE ACCUMULATION TRUST)

MANAGED PORTFOLIO. Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on management's assessments of relative investment.

SMALL CAP PORTFOLIO. Capital appreciation through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

OpCap Advisors (formerly known as Quest for Value Advisors, the "OCC Manager") is responsible for management of the OCC Accumulation Trust's business. Pursuant to the investment advisory agreement with the OCC Accumulation Trust, and subject to the authority of the Board of Trustees, the OCC Manager supervises the investment operation of the Managed Portfolio and the Small Cap Portfolio, furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities and provides certain administrative services for the OCC Accumulation Trust.

T. ROWE PRICE

T. ROWE PRICE EQUITY SERIES, INC., EQUITY INCOME PORTFOLIO. The fund's objective is to provide substantial dividend income as well as long-term capital appreciation through investment in common stocks of established companies.

T. ROWE PRICE INTERNATIONAL SERIES, INC., INTERNATIONAL STOCK PORTFOLIO. The fund's objective is to seek long-term growth of capital through investment primarily in common stocks of established, non-U.S. companies.

T. Rowe Price Associates, Inc. is the Investment Manager for the Equity Income Portfolio and Rowe Price-Fleming International, Inc. is the Investment Manager for the International Stock Portfolio.

WARBURG PINCUS TRUST

GLOBAL POST-VENTURE CAPITAL PORTFOLIO. Seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy.

The Warburg Pincus Trust employs Warburg, Pincus Counselors, Inc. as investment adviser and Abbott Capital Management, L.P. as its sub-investment adviser with respect to a portion of the Post-Venture Capital Portfolio allocated to private limited partnerships or other investment funds.

You can find further information about the Fund portfolios in the accompanying prospectuses for each Fund.

                    -----------------------------------------

The investment advisors to the various Funds charge a daily investment management fee as compensation for their services, as set forth in the table beginning on page 6 and as more fully described in the prospectus for each Fund.

Prudential recognizes that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Although neither Prudential nor the Funds currently foresees any such disadvantage, the Funds' Boards of Directors intend to monitor events in order to identify any material conflict between variable life insurance and variable annuity contractholders and to determine what action, if any, should be taken in response to a conflict. Material conflicts could result from such things as: (1) changes in state insurance law;
(2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Funds; or (4) differences between voting instructions given by variable life insurance and variable annuity contractholders.

An affiliate of each of the Funds (other than the portfolios in the Prudential Series Fund) will compensate Prudential based upon an annual percentage of the average assets held in the Fund by Prudential under the Contracts. These percentages vary by Fund, and reflect administrative and other services provided by Prudential.

You can review a full description of the Funds in the accompanying prospectuses for each Fund and in the related statements of additional information. You should read those documents in conjunction with this Prospectus. There is no assurance that the investment objectives will be met.

A Fund may have an investment objective and investment policies closely resembling those of a mutual fund within the same complex that is sold directly to individual investors. Despite such similarities, there can be no assurance that the investment performance of any such Fund will resemble that of its retail fund counterpart.

GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is a credited interest option available to fund certain group annuity contracts issued by Prudential. Amounts that you allocate to the Guaranteed Interest Account become part of the General Account of Prudential. Prudential's General Account consists of all assets owned by Prudential other than those in the Discovery Account and other separate accounts of Prudential. Subject to applicable law, Prudential has sole discretion over the investment of the assets of the General Account.

Because of exemptive and exclusionary provisions, Prudential has not registered interests in the General Account (which include interests in the Guaranteed Interest Account) under the Securities Act of 1933. Nor has Prudential registered the General Account as an investment company under the Investment Company Act of 1940. Accordingly, those Acts do not apply to the General Account or any interests therein, and Prudential has been advised that the staff of the SEC has not reviewed the disclosures in the Prospectus relating to the General Account. Disclosures that we make regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Under certain Contracts, amounts that you allocate to the Guaranteed Interest Account may be held within one or more guaranteed separate accounts. Prudential has not registered interests in such separate account(s) under the Securities Act of 1933 and has not registered the separate accounts as investment companies under the Investment Company Act of 1940.

                                  THE CONTRACTS


Prudential generally issues the Contracts to Employers whose employees may become Participants. Under an IRA, a Participant's spouse may also become a Participant. Prudential may issue a Contract to an association that represents employers of employees who become Participants, to an association or union that represents members that become Participants, and to a trustee of a trust with participating employers whose employees become Participants. Even though an Employer, an association or a trustee is the Contractholder, the Contract normally provides that Participants will have the rights and interests under them that are described in this Prospectus. When a Contract is used to fund a deferred compensation plan established by a tax-exempt entity under Section 457 of the Code, all rights under the Contract are owned by the Employer to whom, or on whose behalf, the Contract is issued. All amounts that Prudential pays under the Contract are payable to the Employer, and are its exclusive property. For a plan established under Section 457 of the Code, the employee has no rights or interests under the Contract, including any right or interest in any Subaccount of the Discovery Account, except as provided in the Employer's plan. This may also be true with respect to certain non-qualified annuity arrangements. Notwithstanding the foregoing, the rules for Section 457 plans established by state and local governments would be similar to those specified in this paragraph.


Also, a particular plan, even if it is not a deferred compensation plan, may limit a Participant's exercise of certain rights under a Contract. Participants should check the provisions of their Employer's plan or any agreements with the Employer to see if there are any such limitations and, if so, what they are.

THE ACCUMULATION PERIOD

Contributions; Crediting Units; Enrollment Forms; Deduction for Administrative Expenses.

Ordinarily, an Employer will make contributions periodically to the Contract pursuant to a payroll deduction or similar agreement between the Participant and his Employer. In addition, you may make contributions in ways other than payroll deduction under certain circumstances.

As a Participant, you designate what portion of the contributions made on your behalf should be invested in the Subaccounts or the Guaranteed Interest Account. The Participant may change this designation usually by notifying Prudential as described below under "Requests, Consents, and Notices," page 32. Under certain Contracts (including the Small Plan Contract), an entity other than Prudential keeps certain records. Participants under those Contracts must contact the record-keeper. See "Modified Procedures," page 28.

Prudential credits the full amount (100%) of each contribution designated for investment in any Subaccount to a Participant Account maintained for the Participant. Except for the initial contribution, the number of Units that Prudential credits to a Participant in a Subaccount is determined by dividing the amount of the contribution made on his behalf to that Subaccount by the Subaccount's Unit Value determined as of the end of the Valuation Period during which the contribution is received by Prudential at the address shown on the cover page of this Prospectus or such other address as may be communicated in writing by Prudential.

Prudential will invest the initial contribution made for a Participant in a Subaccount no later than two Business Days after it is received by Prudential, if it is preceded or accompanied by satisfactory enrollment information. If the Contractholder submits an initial contribution on behalf of one or more new Participants that is not preceded or accompanied by satisfactory enrollment information, then Prudential will allocate such contribution to the Prudential Series Fund Money Market Subaccount upon receipt, and also will send a notice to the Contractholder or its agent that requests allocation information for each such Participant. If Prudential does not receive the necessary enrollment information in response to its initial notice, Prudential will deliver up to three additional notices to the Contractholder or its agent at monthly intervals that request such allocation information. After 105 days have passed from the time that Units of the Money Market Subaccount were purchased on behalf of Participants who failed to provide the necessary enrollment information, Prudential will redeem the relevant Units and pay the proceeds (including earnings) to the Contractholder. Any proceeds that Prudential pays to the Contractholder under this procedure may be considered a prohibited and taxable reversion to the Contractholder under current provisions of the Code. Similarly, proceeds that Prudential returns may cause the Contractholder to violate a requirement under the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended, to hold all plan assets in trust. The Contractholder may avoid both problems if it arranges to have the proceeds paid into a qualified trust or annuity contract.

A change in the value of a Unit will not affect the number of Units of a particular Subaccount credited to a Participant. However, the dollar value of a Unit will vary from Business Day to Business Day depending upon the investment experience of the Subaccount. Prudential will reduce the number of Units credited to a Participant in a Subaccount to reflect any annual account charge.

Prudential determines the value of a Participant Account in a Subaccount on any particular day by multiplying the total number of Units credited to the Participant by the Subaccount's Unit Value on that day.

Prudential set the Unit Value for each Subaccount at $10.00 on the date of commencement of operations of that Subaccount. Prudential determines the Unit Value for any subsequent Business Day as of the end of that day by multiplying the Unit Change Factor for that day by the Unit Value for the preceding Business Day. Because of its differing charges, the Small Plan Contract will have a different Unit Value than the other Contracts.


Prudential determines the Unit Change Factor for any Business Day by dividing the current day net asset value for Fund shares by the net asset value for shares on the previous Business Day. This factor is then reduced by a daily equivalent of the mortality and expense risk fee and the administrative fee. Prudential determines the value of the assets of a Subaccount by multiplying the number of Fund shares held by that Subaccount by the net asset value of each share, and adding the value of dividends declared by the Fund but not yet paid.

ALLOCATION OF PURCHASE PAYMENTS

A Participant determines how the initial contribution will be allocated among the Subaccounts by specifying the desired allocation on the application or enrollment form. A Participant may choose to allocate nothing to a particular Subaccount. Unless a Participant tells us otherwise, we will allocate subsequent contributions in the same proportions as the most recent contribution made by that Participant. With respect to Contracts other than the Small Plan Contract, a Participant may change the way in which subsequent contributions are allocated by providing Prudential with proper instruction as described below under "Requests, Consents, and Notices," page 32. See Transfers, below.

ASSET ALLOCATION PROGRAM

Prudential may make available an Asset Allocation Program to assist Participants in determining how to allocate purchase payments. If a Participant chooses to participate in the program, the Participant may do so by utilizing a form available in the employee enrollment kit. The form will include a series of illustrations depicting various asset allocation models based on age and risk tolerance. In the future, Prudential may make available a more comprehensive model based on an internet web site for use by Participants. Prudential offers the Asset Allocation Program at no charge to the Participant. A Participant is under no obligation to participate in the program or to invest according to the program recommendations. A Participant may ignore, in whole or in part, the investment allocations provided by the program.

Prudential regards the Asset Allocation Program as an aid in making purchase payment allocations. You should not view the Program as any guarantee of investment return. You also should realize that there can be no assurance that any Fund portfolio will attain its investment objectives. As a Participant, you should consider reviewing your investor profile questionnaire annually, and each time your investor profile changes.

TRANSFERS

A Participant may transfer out of an investment option into any combination of other investment options available under the Contract. Generally, the transfer request may be in dollars, such as a request to transfer $1,000 from one

Subaccount or from the Guaranteed Interest Account, or, in the case of Subaccounts, may be in terms of a percentage reallocation among Subaccounts. Under certain Contracts, Prudential may require that transfer requests pertaining to the Guaranteed Interest Account or the Subaccounts be effected in terms of whole number percentages only, and not by dollar amount. A Participant may make transfers by proper notice to Prudential (or to the Small Plan Contract Recordkeeper, with respect to such Contracts), as described below under "Requests, Consents, and Notices," page 31.

If a Contractholder chooses telephone privileges, each Participant will automatically be enrolled to use the Telephone Transfer System. A Participant may decline telephone privileges on a form supplied by the Contractholder or Prudential. Prudential has adopted procedures designed to ensure that requests by telephone are genuine. We will not be held liable for following telephone instructions we reasonably believe to be genuine. We cannot guarantee that a Participant will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change. The Small Plan Contract Recordkeeper also has adopted procedures designed to ensure that requests by telephone are genuine, and similarly disclaims responsibility for unauthorized telephone transactions and for telephone calls that may not get through.

Unless restricted by the retirement arrangement under which a Participant is covered, when Prudential receives a duly completed written transfer request form or properly authorized telephone transfer request, Prudential will transfer all or a portion of the Participant Account in any of the Subaccounts to another Subaccount or from the Guaranteed Interest Account to the Subaccounts. Prudential may restrict transfers from the Guaranteed Interest Account. There is no minimum transfer amount. As of the Business Day you make the transfer request, Prudential will reduce the Subaccount(s) from which the transfer is made by the number of Units obtained by dividing the amount to be transferred by the Unit Value for the applicable Business Day. If the transfer is made to another Subaccount as of the same day, the number of Units Prudential credits to the Participant in that Subaccount will be increased by means of a similar calculation. Prudential reserves the right to limit the frequency of these transfers. All transfers are subject to the terms and conditions set forth in this Prospectus and in the Contract(s) covering a Participant.

Prudential did not design the Contracts for professional market timing organizations or other organizations or individuals using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Discovery Account and the Funds, and Prudential will discourage such a practice. If such a pattern were to be found, we may be required to modify the transfer procedures, including but not limited to, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one owner.

Prudential may stipulate different procedures for Contracts under which an entity other than Prudential provides record keeping services. Although there is presently no charge for transfers, Prudential reserves the right to impose such charges in the future.

Certain Contracts, including the Small Plan Contract, may prohibit transfers from the Guaranteed Interest Account into non-equity investment options that are characterized in such Contract as "competing" with Prudential's General Account options with regard to investment characteristics. If a Contract precludes such transfers, the Contract will further require that amounts transferred from the Guaranteed Interest Account into non-competing investment options, such as a Subaccount investing in a stock Fund, may not for 90 days thereafter be transferred into a "competing" option or back to the Guaranteed Interest Account.

A Contract may include a provision that, upon discontinuance of contributions for all Participants of an Employer covered under a Contract, the Contractholder may request Prudential to make transfer payments from any of the

Subaccounts to a designated alternate funding agency. If the Contract is used in connection with certain tax-deferred annuities subject to Section 403(b) of the Code, or with IRAs, Prudential will promptly notify each affected Participant and each beneficiary of a deceased Participant that such a request has been received. Within thirty days of receipt of such notice, each recipient may elect in writing on a form approved by Prudential to have any of his or her Participant Account Value transferred to the alternate funding agency. If he or she does not so elect, his or her investment options will continue in force under the Contract. If he or she does so elect, his or her account will be canceled as of a "transfer date" which is the Business Day specified in the Contractholder's request or 90 days after Prudential receives the request, whichever is later. The product of Units in the Participant's Subaccounts immediately prior to cancellation and the appropriate Unit Value on the transfer date, less the applicable withdrawal and annual account charges, will be transferred to the designated alternate funding agency in cash.

Subject to any conditions or limitations regarding transfers contained in the tax-deferred annuity arrangement under which a Participant is covered, a Participant can:

     o continue to make transfers of all or part of his interest in his Participant Account among the available investment options offered, and

     o transfer directly all or part of his interest in his Participant Account to a Section 403(b) tax-deferred annuity contract of another insurance company or to a mutual fund custodial account under Section 403(b)(7).

Contributions may be discontinued for all Participants under a Contract or for all Participants of an Employer covered under the Contract used in connection with a deferred compensation plan subject to Section 457 of the Code due to certain circumstances, such as a change in any law or regulation, which would have an adverse effect on Prudential in fulfilling the terms of the Contract. If contributions are so discontinued, Prudential may initiate transfer payments from any Subaccount to an alternate funding agency. The transfer would be made as described in the paragraph above.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, certain requests for transfer payments other than those described above must include the consent of the Participant and spouse and must be notarized or witnessed by an authorized plan representative.

Transfers that you make among Subaccounts will take effect as of the end of the Valuation Period in which a proper transfer request is received at Prudential (or the Small Plan Contract Recordkeeper, in the case of the Small Plan Contract).

From time to time, Prudential may make an offer to holders of other variable annuities that Prudential or an affiliate issues to exchange their variable annuity contracts for interests in a Contract issued by the Account. Prudential will conduct any such exchange offer in accordance with SEC rules and other applicable law. Current SEC rules pertaining to exchange offers among affiliated variable annuity contracts generally require, with certain exceptions, that no fee be imposed at the time of the exchange. Under this rule, Prudential could charge an administrative fee at the time of the exchange, although we have no present intention of doing so. SEC rules also require Prudential to give an exchanging variable annuity contractholder "credit", for purposes of calculating any withdrawal charge applicable under the Contract, for the time during which the contractholder held the variable annuity that was exchanged.

DOLLAR COST AVERAGING

Prudential may make available an administrative feature called Dollar Cost Averaging ("DCA"). This feature allows Participants to transfer amounts out of the Guaranteed Interest Account or one of the variable investment options and into one or more other variable investment options. Transfers may be in specific dollar amounts or percentages of the amount in the DCA account at the time of the transfer. A Participant may ask that transfers be made monthly, quarterly, semi-annually or annually. A Participant can add to the DCA account at any time.

Each automatic transfer will take effect in monthly, quarterly, semi-annual or annual intervals as designated by the Participant. If the New York Stock Exchange and Prudential are not open on a transfer date, the transfer will take effect as of the end of the Valuation Period which immediately follows that date. Automatic transfers continue until the amount specified has been transferred, or until the Participant notifies us and we process a change in allocation or cancellation of the feature. Prudential currently imposes no charge for this feature. Prudential would impose such a charge only pursuant to an amendment to an administrative services agreement. Such an amendment would have to be agreed to in writing (or its electronic equivalent) by both Prudential and the Contractholder.

AUTO-REBALANCING

The Contracts may offer another investment technique. The Auto-Rebalancing feature will allow Participants to automatically rebalance Subaccount assets at specified intervals based on percentage allocations that they choose. For example, suppose a Participant's initial investment allocation of variable investment options is split 40% and 60%, respectively. Then, due to investment results, that split changes. A Participant may instruct that those assets be rebalanced to his or her original or different allocation percentages. Auto-Rebalancing can be performed on a one-time basis or periodically, as a Participant chooses. A Participant may select that rebalancing occur in monthly, quarterly, semi-annual or annual intervals. Rebalancing will take effect as of the end of the Valuation Period for each applicable interval. It will continue at those intervals until the Participant notifies us otherwise. If the New York Stock Exchange and Prudential are not open on the rebalancing date, the transfer will take effect as of the end of the Valuation Period which immediately follows that date. Prudential currently imposes no charge for this feature. Prudential would impose such a charge only pursuant to an amendment to an administrative services agreement, which would have to be agreed to in writing (or its electronic equivalent) by both Prudential and the Contractholder.

WITHDRAWALS

Under certain circumstances as described in the retirement arrangement under which he is covered, a Participant may withdraw at any time all or part of his Participant Account Value that is attributable to Employer contributions or after-tax Participant contributions, if any.

The Code imposes restrictions on withdrawals from tax-deferred annuities subject to Section 403(b) of the Code. Pursuant to Section 403(b)(11) of the Code, amounts attributable to a Participant's salary reduction contributions (including the earnings thereon) that are made under a tax deferred annuity after December 31, 1988 can only be withdrawn (redeemed) when the Participant attains age 59 1/2, separates from service with his employer, dies, or becomes disabled (within the meaning of Section 72(m)(7) of the Code). However, the Code permits the withdrawal at any time of amounts attributable to tax-deferred annuity salary reduction contributions (excluding the earnings thereon) that are made after December 31, 1988, in the case of a hardship. If the arrangement under which a Participant is covered contains a financial hardship provision, a Participant can make withdrawals in the event of the hardship.

Furthermore, subject to any restrictions upon withdrawals contained in the tax-deferred annuity arrangement under which a Participant is covered, a Participant can withdraw at any time all or part of his Participant Account Value under a predecessor Prudential tax-sheltered annuity contract, as of December 31, 1988. Amounts earned after December 31, 1988 on the December 31, 1988 balance in a Participant Account attributable to salary reduction contributions are, however, subject to the Section 403(b)(11) withdrawal restrictions discussed above.

With respect to retirement arrangements other than tax-deferred annuities subject to Section 403(b) of the Code, a Participant's right to withdraw at any time all or part of his Participant Account Value may be restricted by the retirement arrangement under which he is covered. For example, Code Section 457 plans typically permit withdrawals only upon attainment of age 70, separation of service, or for unforeseeable emergencies.

With respect to all Contracts, you may specify from which investment options you would like the withdrawal processed. You may specify the withdrawal amount as a dollar amount or as a percentage of the Participant Account Value in the applicable Subaccount(s). If you do not specify from where you would like the withdrawal processed, a partial withdrawal will be withdrawn proportionally from all investment options.


Only amounts that you withdraw from contributions (including full withdrawals) may be subject to a withdrawal charge. For purposes of determining withdrawal charges, we consider withdrawals as having been made first from contributions. See Withdrawal Charge, page 29. This differs from the treatment of withdrawals for federal income taxes as described below, where generally, withdrawals are considered to have been made first from investment income. We will effect the withdrawal as of the end of the Valuation Period in which a proper withdrawal request is received at Prudential (or the Small Plan Contract Recordkeeper, in the case of the Small Plan Contract).


Prudential will generally pay the amount of any withdrawal within 7 days after receipt of a properly completed withdrawal request. We will pay the amount of any withdrawal requested, less any applicable tax withholding, withdrawal charge and/or annual account charge. We may delay payment of any withdrawal allocable to the Subaccount(s) for a longer period if the disposal or valuation of the Discovery Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.

SYSTEMATIC WITHDRAWAL PLAN

If permitted by the Code and the retirement arrangement under which a Participant is covered, Prudential may offer systematic withdrawals as an administrative privilege. Under a systematic withdrawal arrangement, a Participant may arrange for systematic withdrawals from the Subaccounts and the Guaranteed Interest Account in which he invests. A Participant may arrange for systematic withdrawals only if at the time he elects to have such an arrangement, the balance in his Participant Account is at least $5,000. A Participant who has not reached age 59 1/2, however, may not elect a systematic withdrawal arrangement unless he has first separated from service with his Employer. In addition, the $5,000 minimum balance does not apply to systematic withdrawals made for the purpose of satisfying minimum distribution rules.


Federal income tax provisions applicable to the retirement arrangement under which a Participant is covered may significantly affect the availability of systematic withdrawals, how they may be made, and the consequences of making them. Withdrawals by Participants are generally taxable. Participants who have not reached age 59 1/2 may incur substantial tax penalties. Withdrawals made after a Participant has attained age 70 1/2 and withdrawals by beneficiaries must satisfy certain minimum distribution rules. See "Federal Tax Status," page 32.

You may arrange systematic withdrawals only pursuant to an election in a form approved by Prudential. Under certain types of retirement arrangements, an election to arrange for systematic withdrawals by a married Participant must be consented to in writing by the Participant's spouse, with signatures notarized or witnessed by an authorized plan representative, or equivalent electronic procedure permitted by ERISA and related Federal regulations. The election must specify that the systematic withdrawals will be made on a monthly, quarterly, semi-annual, or annual basis.

Prudential will effect all systematic withdrawals as of the day of the month specified by the Contractholder, or, if such day is not a Business Day, then on the next succeeding Business Day. Systematic withdrawals will continue until the Participant has withdrawn all of the balance in his Participant Account or has instructed Prudential in writing to terminate his systematic withdrawal arrangement. The Participant may elect to make systematic withdrawals in equal dollar amounts (in which case each withdrawal must be at least $250), unless it is made to satisfy minimum distribution rules, or over a specified period of time (at least three years). Where the Participant elects to make systematic withdrawals over a specified period of time, the amount of each withdrawal (which will vary, reflecting investment experience during the withdrawal period) will be equal to the sum of the balances then in the Participant Account divided by the number of systematic withdrawals remaining to be made during the withdrawal period.

Prudential will take systematic withdrawals first out of the Participant's investment, if any, in the Guaranteed Interest Account until that amount is exhausted. Thereafter, Prudential will take systematic withdrawals pro rata from the Subaccounts. Certain Contracts may specify that systematic withdrawals be deducted in a different manner than that described immediately above.

A Participant may change the frequency, amount or duration of his systematic withdrawals by submitting a form to Prudential or Prudential's designee. Prudential will provide such a form to a Participant upon request. A Participant may make such a change only once during each calendar year.

A Participant may at any time instruct Prudential to terminate the Participant's systematic withdrawal arrangement. No systematic withdrawals will be made for a Participant after Prudential has received this instruction. A Participant who chooses to stop making systematic withdrawals may not again make them until the next calendar year and may be subject to federal tax consequences as a result.

If a Participant arranges for systematic withdrawals, that will not affect any of the Participant's other rights under the Contracts, including the right to make withdrawals, and purchase a fixed dollar annuity.

Currently, Prudential does not impose a withdrawal charge upon systematic withdrawals. However, Prudential may apply a withdrawal charge on systematic withdrawals where payments are made for less than three years. Prudential would impose any such charge only on Contracts other than the Small Plan Contract in accordance with the withdrawal charge schedule set out in the Fee Table. Prudential currently permits a Participant who is receiving systematic withdrawals and over the age of 59 1/2 to make one additional, non-systematic, withdrawal during each calendar year in an amount that does not exceed 10% of the sum of his balances in the Participant Account and the Guaranteed Interest Account without the application of the withdrawal charge.

TEXAS OPTIONAL RETIREMENT PROGRAM

Special rules apply with respect to Contracts covering persons participating in the Texas Optional Retirement Program ("Texas Program").

Under the terms of the Texas Program, Texas will contribute an amount somewhat larger than a Participant's contribution. Texas' contributions will be credited to the Participant Account. Until the Participant begins his second year of participation in the Texas Program, Prudential will have the right to withdraw the value of the Units purchased for this account with Texas' contributions. If the Participant does not commence his second year of Texas Program participation, the value of those Units representing Texas' contributions will be withdrawn and returned to the State.

A Participant has withdrawal benefits for Contracts issued under the Texas Program only in the event of the Participant's death, retirement or termination of employment. Participants will not, therefore, be entitled to exercise the right of withdrawal in order to receive in cash the Participant Account Value credited to them under the Contract unless one of the foregoing conditions has been satisfied. A Participant may, however, transfer the value of the Participant's interest under the Contract to another Prudential contract or contracts of other carriers approved under the Texas Program during the period of the Participant's Texas Program participation.

DEATH BENEFIT

When Prudential receives due proof of a Participant's death and a claim and payment election submitted on a form approved by us, we will pay to the designated beneficiary a death benefit made up of the balance in the Participant Account (after deduction of any annual account charges). The appropriate address to which a death benefit claim generally should be sent is set out on the cover page of this Prospectus. For certain Contracts, such as the Small Plan Contract, a death benefit claim should be sent to a designated record keeper rather than Prudential.

With respect to Contracts other than the Small Plan Contract, Prudential will pay the death benefit, according to the Participant's instructions, in:

     o    one sum as if it were a single withdrawal,

     o    systematic withdrawals,

     o    an annuity, or

     o    a combination of the three.

Any such payment will be subject to the minimum distribution rules of Code
Section 401(a)(9) as described below under "Federal Tax Status." With respect to the Small Plan Contract, the death benefit payment option listed in the fourth bullet immediately above may not be available, although the other options are available. If the Participant has not so directed, the beneficiary may, within any time limit prescribed by or for the retirement arrangement that covered the Participant, elect:

     o    to receive a one sum cash payment;

     o to have a fixed dollar annuity purchased under the Contract on a specified date, using the same annuity purchase rate basis that would have applied if the Participant Account were being used to purchase an annuity for the Participant;

     o to receive regular payments in accordance with the systematic withdrawal plan; or

     o    a combination of all or any two of (a), (b), and (c) above.

Unless restricted by the retirement arrangement under which the Participant is covered, or unless the Participant has elected otherwise, if within one year after the Participant's death the beneficiary elects to receive a one-sum cash payment of the entire Participant Account, including the balance in all Subaccounts, the total amount that Prudential will make available to the beneficiary will be the greatest of:

     o the Participant's Account Value as of the date Prudential receives a death benefit payment request in good order;

     o the sum of all contributions made to the Participant Account less withdrawals, transfers and charges; and

     o the greatest of the Participant's Account Value calculated on every third anniversary of the first contribution made on behalf of the Participant (accompanied by complete documentation) under the Contract, less subsequent withdrawals, transfers and charges.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, a death benefit will be payable to the Participant's spouse in the form of a "qualified pre-retirement survivor annuity." A "qualified pre-retirement survivor annuity" is an annuity for the lifetime of the Participant's spouse in an amount which can be purchased with no less than 50% of the balance in the Participant Account as of the Participant's date of death. Under the Retirement Equity Act, the spouse of a Participant in a retirement arrangement which is subject to these rules may consent to waive the pre-retirement survivor annuity benefit. Such consent must acknowledge the effect of waiving the coverage, contain the signatures of the Participant and spouse, and must be notarized or witnessed by an authorized plan representative. Unless the spouse of a Participant in a Plan which is subject to these requirements properly consents to the waiver of the benefit, Prudential will pay 50% of the balance in the Participant Account to such spouse even if the designated beneficiary is someone other than the spouse. Under these circumstances, Prudential would pay the remaining 50% to the Participant's designated beneficiary.


Unless the retirement arrangement that covered the Participant provides otherwise, a beneficiary who elects to have a fixed-dollar annuity purchased for himself may choose from among the available forms of annuity. See "Effecting an Annuity," page 37. The beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the beneficiary will have the right to terminate such withdrawals and receive the remaining balance in the Participant Account in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See "Federal Tax Status" section of this Prospectus. If the beneficiary fails to make any election within any time limit prescribed by or for the retirement arrangement that covered the Participant, within seven days after the expiration of that time limit, Prudential will make a one sum cash payment to the beneficiary, after deducting the annual account charge. A specific Contract may provide that an annuity is payable to the beneficiary if the beneficiary fails to make an election.


Until Prudential pays a death benefit that results in reducing to zero the balance in the Participant Account, Prudential will maintain the Participant Account Value in the Subaccounts and the Guaranteed Interest Account that make up the Participant Account for the beneficiary in the same manner as they had been for the Participant, except:

     o    the beneficiary may make no contributions; and

     o    the beneficiary may not take a loan; and

     o    no withdrawal charge will be imposed upon withdrawals.

DISCONTINUANCE OF CONTRIBUTIONS

By notifying Prudential, the Contractholder generally may discontinue contributions on behalf of all Participants under a Contract or for all Participants of an Employer covered under a Contract. Contributions under the Contract will also be discontinued for all Participants covered by a retirement arrangement that is terminated.

On 90 days' advance notice to the Contractholder, Prudential may elect not to accept any new Participant, or not to accept further contributions for existing Participants.

The fact that contributions on a Participant's behalf are discontinued does not otherwise affect the Participant's rights under the Contracts. However, if contributions under a Program are not made for a Participant for a specified period of time (24 months in certain states, 36 months in others) and the total value of his Participant Account is at or below a specified amount ($1,000 in certain states, $2,000 in others), Prudential may, if permitted by the Code, elect to cancel that Participant Account unless prohibited by the retirement arrangement, and pay the Participant the value (less the annual account charge) as of the date of cancellation.

LOAN PROVISION

The loans described in this section are generally available to Participants in 401(a) plans and 403(b) programs. The interest rate and other terms and conditions of the loan may vary from Contract to Contract.

For plans that are subject to ERISA, it is the responsibility of the Contract trustee or fiduciary to ensure that the interest rate or other terms and conditions of the loan comply with all Contract qualification requirements including the ERISA regulations.

The loans described in this section, which involve the variable investment options, work as follows. The minimum loan amount is as specified in the Contract, or if not specified, as determined by Prudential. The maximum loan amount is the lesser of:

     o $50,000, reduced by the highest outstanding balance of loans during the one year period immediately preceding the date of the loan, or

     o 50% of the value of the Participant's vested interest under a Contract.

Generally, in the loan application, the Contractholder (or in certain cases, the Participant) designates the Subaccount(s) from which the loan amount is deducted. To repay the loan, the Participant makes periodic payments of interest plus a portion of the principal. Prudential invests those payments in the Subaccounts chosen by the Participant. With respect to Contracts other than the Small Plan Contract, the Participant may specify the Subaccounts from which he may borrow and into which repayments may be invested. With respect to Contracts other than the Small Plan Contract, if the Participant does not specify the Subaccounts from which the loan amount is deducted, we will deduct the loan amount pro rata from the Participant Account Value in the Subaccounts. With respect to the Small Plan Contract, we deduct amounts borrowed from a Participant's Subaccounts on a pro rata basis. With respect to such Contracts, amounts that a Participant repays on a loan are applied to a Participant's Subaccounts based on the Participant's current contribution allocations.

The maximum loan amount referred to above is imposed by federal tax law. That limit, however, applies to all loans from any qualified plan of the Employer. Since Prudential cannot monitor a Participant's loan activity relating to other plans offered to Participants, it is the Participant's responsibility to do so. Provided that a Participant adheres to these limitations, the loan will not be treated as a taxable distribution. If, however, the Participant defaults on the loan by, for example, failing to make required payments, the defaulted loan amount (as described in loan disclosure information provided to a borrowing Participant) will be treated as a taxable distribution. In that event, Prudential will send the appropriate tax information to the Participant and the Internal Revenue Service.

Prudential charges a loan application fee of up to $75, which is deducted from the Participant Account at the time the loan is initiated. Prudential will not accept a personal check as payment of the loan application fee. Prudential also imposes an annual charge of up to $60 as a loan maintenance fee for recordkeeping and other administrative services provided in connection with the loan. This charge is guaranteed not to increase during the term of any loan. This annualized loan maintenance charge will be pro rated based on the number of full months that the loan is outstanding, and we generally deduct it quarterly. Under certain Contracts, we will deduct the loan maintenance fee annually. With respect to Contracts other than the Small Plan Contract, Prudential will deduct the loan maintenance charge first against the Participant Account Value under the Guaranteed Interest Account (if available). If the Participant is not invested in the Guaranteed Interest Account, or if the Participant does not have enough money in such an option to pay the charge, Prudential will then deduct the charge against any one or more of the Subaccounts in which the Participant is invested. With respect to the Small Plan Contract, Prudential will deduct the loan maintenance fee pro rata from each of the Participant's Subaccounts.

MODIFIED PROCEDURES

Under certain Contracts, but not the Small Plan Contract, the Contractholder or a third party acting on their behalf provides record keeping services that would otherwise be performed by Prudential. Such Contracts may require procedures somewhat different than those set forth in this Prospectus. For example, such Contracts may require that contribution allocation requests, withdrawal requests, and/or transfer requests be directed to the Contract's record keeper rather than Prudential. The record-keeper is the Contractholder's agent, not Prudential's agent. Accordingly, transactions will be processed and priced as of the end of the Valuation Period in which Prudential receives appropriate instructions and/or funds from the record-keeper. The Contract will set forth any such different procedures.


                          CHARGES, FEES AND DEDUCTIONS

ADMINISTRATIVE FEE AND ANNUAL ACCOUNT CHARGE



Prudential imposes an administrative fee to compensate for the expenses incurred in administering the Contracts. This includes such things as issuing the Contract, establishing and maintaining records, and providing reports to Contractholders and Participants. Prudential deducts this fee daily from the assets in each of the Subaccounts at a maximum effective annual rate of 0.85% for Contracts other than the Small Plan Contract, and at an effective annual rate of 1.05% for the Small Plan Contracts. For Contracts other than the Small Plan Contract, Prudential may reduce the administrative fee if warranted by economies of scale or other pertinent factors.


Prudential deducts an annual account charge for recordkeeping and other administrative services pro rata from each Participant Account or bills this charge directly to the Employer. This annual account charge is payable to Prudential. With respect to Contracts other than the Small Plan Contract, Prudential imposes this charge on the last Business Day of each calendar year as long as the Participant still has money invested in the Subaccounts and the Guaranteed Interest Account. With respect to the Small Plan Contract, Prudential assesses the annual account charge either:

     o    quarterly, on or about 14 days after the end of each quarter, or

     o    annually, on the last Business Day of the calendar year.

With respect to Contracts other than the Small Plan Contract, Prudential will pro rate the annual account charge for new Participants for the first year of their participation, based on the number of full months remaining in the calendar year after the first contribution is received. With respect to the Small Plan Contract, Prudential will not pro rate the annual account charge for new Participants. With respect to Contracts other than the Small Plan Contract, if a

Participant Account is canceled before the end of the year, Prudential will impose the charge on the date that the Participant Account is canceled (and the charge will not be pro rated if this occurs during the year in which the first contribution is made to the Participant Account). Prudential will not impose the annual account charge, however, upon the cancellation of a Participant Account to purchase an annuity under a Contract if the annuity becomes effective on January 1 of any year. After a cancellation, the Participant may again participate in the Contract only as a new Participant, and will be subject to a new annual account charge.

For all Contracts, the aggregate annual account charge for each Participant will not be greater than $32. With respect to Contracts other than the Small Plan Contract, Prudential will first assess the charge against the Participant Account Value under the Guaranteed Interest Account (if available). If the Participant is not invested in the Guaranteed Interest Account, or if the Participant does not have enough money in such an option to pay the charge, Prudential will then assess the charge against any one or more of the Subaccounts in which the Participant is invested. With respect to the Small Plan Contract, the aggregate annual account charge may be paid directly by the Participant's Employer, or may be deducted from a Participant's Account Value pro rata from each of the Participant's Subaccounts. Prudential may waive or eliminate the annual account charge where its costs of administration are less. Such lesser costs may be attributable to economies of scale associated with the amount of the Contractholder's Plan assets and the fact that the Contractholder itself performs administrative services that Prudential otherwise would perform.

CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS

Prudential makes a deduction daily from the assets of each of the Subaccounts as compensation for assuming the risk that our estimates of longevity and of the expenses we expect to incur over the lengthy periods that the Contract may be in effect will turn out to be incorrect. Prudential assesses the charge daily at an annual rate of 0.15% of the assets held in the Subaccounts for all of the Contracts.

EXPENSES INCURRED BY THE FUNDS

Participants indirectly bear the charges and expenses of the Funds. You can review details about investment management fees and other Fund expenses in the fee table and in the accompanying prospectuses for the Funds and the related statements of additional information.

WITHDRAWAL CHARGE

With respect to Contracts other than the Small Plan Contract, Prudential may assess a withdrawal charge upon full or partial withdrawals. The charge compensates Prudential for paying all of the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. Prudential does not impose a withdrawal charge whenever earnings are withdrawn.

With respect to Contracts other than the Small Plan Contract, the amount of the withdrawal charge that Prudential imposes upon any withdrawal depends upon the number of years of a Participant's participation in the Contract, the year in which the withdrawal is made, and the kind of retirement arrangement that covers the Participant. Participation in the Contract begins upon the date when the first contribution on behalf of the Participant, along with enrollment information in a form satisfactory to Prudential, is received by Prudential. Such participation ends on the date when the Participant Account under the Contract is canceled. In the event of such cancellation, Prudential reserves the right to consider the Participant to be participating in the Contract for a limited time (currently about one year) for the purposes of calculating any withdrawal charge on the withdrawal of any future contributions.

The table below describes the maximum amount of the withdrawal charge that Prudential deducts with respect to Contracts other than the Small Plan Contract.

-----------------------------------------------------------------------------
                                      THE WITHDRAWAL CHARGE WILL BE EQUAL
                                      TO THE FOLLOWING PERCENTAGE OF THE
   YEARS OF CONTRACT PARTICIPATION           CONTRIBUTIONS WITHDRAWN
-----------------------------------------------------------------------------
First Year                                            5%
Second Year                                           4%
Third Year                                            3%
Fourth Year                                           2%
Fifth Year                                            1%
Sixth and Subsequent Years                         No Charge
-----------------------------------------------------------------------------

We determine the withdrawal charge applicable to the Small Plan Contract in a different manner from what is described in the preceding paragraphs. Under the Small Plan Contract, a Participant making a full or partial withdrawal does not pay the withdrawal charge indicated above. Instead, withdrawal charges under the Small Plan Contract are triggered only when the Employer to which the Contract was issued terminates the Contract in whole or in part. Under full termination of the Contract, Prudential assesses the withdrawal charge against the Employer based on the total value of contributions withdrawn under the terminated Contract. Under a partial termination of the Contract, Prudential assesses the withdrawal charge only against those assets withdrawn by reason of a specified group, classification or type of employee leaving the Plan as a result of a corporate merger, restructuring, or other comparable employer-initiated event. For example, an Employer may sell a portion of its business that in turn requires that one-half of its employees commence work for a new employer, under a new qualified retirement plan not covered under the Contract. Prudential would assess the withdrawal charge against the Employer based on the total value of contributions of affected employees withdrawn as a consequence of the partial termination. The Employer may pass this charge on to affected employees.

Each Participant's Account Value that is withdrawn in connection with such a full or partial Contract termination may be subject to a withdrawal charge. The amount of the withdrawal charge varies depending on the number of years that have elapsed since the Small Plan Contract became effective. Specifically, the withdrawal charge is equal to 5% of contributions withdrawn during the first year of the Contract, and the charge declines by one percentage each year thereafter. After five complete years have elapsed from the effective date of the Small Plan Contract, we no longer deduct a withdrawal charge. This withdrawal charge compensates Prudential and its affiliates for the costs associated with contacting Small Plans and their participants and initially establishing Plan and Participant records.

In general, Prudential will reduce the proceeds received by a Participant upon any withdrawal by the amount of any withdrawal charge. Also, at our discretion, we may reduce or waive withdrawal charges for certain classes of contracts (e.g., contracts exchanged from existing contracts).

LIMITATIONS ON WITHDRAWAL CHARGE

We will not impose a withdrawal charge with respect to contributions withdrawn for any of the following purposes:

     o    to purchase an annuity

     o    to provide a death benefit

     o    pursuant to a systematic withdrawal plan generally

     o    to provide a minimum distribution payment

     o in cases of financial hardship or disability retirement as determined pursuant to provisions of the Employer's retirement arrangement

     o contributions that originated from a rollover contribution to a Contract.

Further, for all plans other than IRAs, we will impose no withdrawal charge upon contributions withdrawn due to resignation or retirement by the Participant or termination of the Participant by the Contractholder.

Contributions that you transfer among the Guaranteed Interest Account and the Subaccounts are considered to be withdrawals from the Guaranteed Interest Account or the Subaccount from which the transfer is made, but we impose no withdrawal charge upon them. Those contributions will, however, be considered as contributions to the receiving Subaccount or Guaranteed Interest Account for purposes of calculating any charge imposed upon their subsequent withdrawal from that investment option.

We consider loans to be withdrawals from the Subaccounts from which the loan amount was deducted. However, we do not consider a loan to be a withdrawal from the Contract. Therefore, we do not impose a withdrawal charge upon loans. However, we will treat the principal portion of any loan repayment as a contribution to the receiving Subaccount for purposes of calculating any charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan by, for example, failing to make required payments, we will treat the outstanding balance of the loan as a withdrawal for purposes of the withdrawal charge. We will deduct the withdrawal charge from the same Subaccounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Subaccounts, we will deduct the withdrawal charge from the Participant's other Subaccounts and the Guaranteed Interest Account.

Prudential may impose withdrawal charges lower than those described above with respect to Participants under certain Contracts. These lower charges will reflect Prudential's anticipation that lower sales costs will be incurred, or less sales services will be performed, with respect to such Contracts due to economies arising from:

     o    the utilization of mass enrollment procedures; or

     o the performance of sales functions, which Prudential would otherwise be required to perform, by the Contractholder, an Employer, or by a third party on their behalf; or

     o an accumulated surplus of charges over expenses under a particular Contract.

Generally, we lower or waive the withdrawal charge depending on the amount of local service the Contractholder requires. In addition, we may lower the charge if required by state law.

PREMIUM TAXES

Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant's Account Value is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant's Account to cover such taxes or assessments, if any, when applicable. Not all states impose premium taxes on annuities. However, the rates in those that do currently range from 0.5% to 5%.

REQUESTS, CONSENTS, and NOTICES

The way you provide all or some requests, consents, or notices under a Contract (or related agreement or procedure) may include telephone access to an automated system, telephone access to a staffed call center, or internet access through www.prudential.com, as well as traditional paper. Prudential reserves the right to vary the means available from Contract to Contract, including limiting them to electronic means, by Contract terms, related service agreements with the Contractholder, or notice to the Contractholder and Participants. If electronic means are authorized, you will automatically be able to use them.

Prudential also will be able to use electronic means to provide notices to you, provided your Contract or other agreement with the Contractholder does not specifically limit these means. Electronic means will only be used, however, when Prudential reasonably believes that you have effective access to the electronic means and that they are allowed by applicable law. Also, you will be able to receive a paper copy of any notice upon request.

For your protection and to prevent unauthorized exchanges, telephone calls and other electronic communications will be recorded and stored, and you will be asked to provide your personal identification number or other identifying information before any request will be processed. Neither Prudential nor our agents will be liable for any loss, liability, or cost which results from acting upon instructions reasonably believed to be authorized by you.

During times of extraordinary economic or market changes, electronic and other instructions may be difficult to implement.

Some states, retirement programs, or Contractholders may not allow these privileges, or allow them only in modified form.

                               FEDERAL TAX STATUS


The following discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. Participants and Contractholders should consult a qualified tax adviser for complete information and advice.

ANNUITY QUALIFICATION

This discussion assumes the Contracts will be treated as annuity contracts for federal income tax purposes. In order to qualify for the tax rules applicable to annuity contracts, the assets underlying the Contracts must be diversified according to certain rules. For further detail on diversification requirements, see Dividends, Distributions and Taxes in the attached prospectus for the Prudential Series Fund. Tax rules also require that Prudential must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. Treasury Department regulations do not provide guidance concerning the extent to which Participants may direct investments in the particular investment options without causing Participants, instead of Prudential, to be considered the owner of the underlying assets. Prudential believes the Contracts are annuity contracts under the tax rules. However, Prudential reserves the right to make any changes it deems necessary to assure that the Contracts qualify as annuity contracts for tax purposes. Any such changes will apply uniformly to affected Participants and will be made with such notice to affected Participants as is feasible under the circumstances.

TAX-QUALIFIED RETIREMENT ARRANGEMENTS USING THE CONTRACTS

The Contracts may be used with qualified pension and profit sharing plans, plans established by self-employed persons ("Keogh plans"), simplified employee pension plans ("SEPs"), individual retirement plan accounts ("IRAs"), Roth IRAs, and tax-deferred annuities ("TDAs"). The provisions of the tax law that apply to these retirement arrangements that may be funded by the Contracts are complex, and Participants are advised to consult a qualified tax adviser.


The Contracts may also be used with certain deferred compensation plans of a state or local government or a tax-exempt organization (called "Section 457 Plans" after the Internal Revenue Code section that governs their structure). The tax rules for such plans involve, among other things, limitations on contributions and minimum distribution requirements. Tax-exempt organizations or governmental employers considering the use of the Contracts to fund or otherwise provide deferred compensation to their employees should consult with a qualified tax adviser concerning these specific requirements. Please refer to the discussion of Entity Owners on page 36, which may be applicable in certain circumstances.


CONTRIBUTIONS

In general, assuming that the requirements and limitations of tax law applicable to the particular type of plan are adhered to by Participants and Employers, contributions made under a retirement arrangement funded by a Contract are deductible (or not includible in income) up to certain amounts each year. Contributions to a Roth IRA are subject to certain limits, and are not deductible for federal income tax purposes.

EARNINGS

Under the retirement programs with which the Contracts may be used, federal income tax currently is not imposed upon the investment income and realized gains earned by the Subaccounts in which the contributions have been invested until a distribution or withdrawal is received.

DISTRIBUTIONS OR WITHDRAWALS

When a distribution or withdrawal is received, either as a lump sum, an annuity, or as regular payments in accordance with a systematic withdrawal arrangement, all or a portion of the distribution or withdrawal is normally taxable as ordinary income. In some cases, the tax on lump sum distributions may be limited by a special income-averaging rule. The effect of federal income taxation depends largely upon the type of retirement plan and a generalized description, beyond that given here, is not particularly useful. Careful review of tax law applicable to the particular type of plan is necessary.

Furthermore, premature distributions or withdrawals may be restricted or subject to a penalty tax. Participants contemplating a withdrawal should consult a qualified tax adviser.

Under a Roth IRA, distributions are generally not taxable for federal income tax purposes if they are made after attainment of age 59-1/2 or for certain other reasons and if the individual had a Roth IRA in effect for at least five years.

MINIMUM DISTRIBUTION RULES

In general, distributions from qualified retirement arrangements and Section 457 Plans must begin by the "Required Beginning Date" which is April 1 of the calendar year following the later of (1) the year in which the Participant attains age 70-1/2 or (2) the Participant retires. The following exceptions apply:

     o For a TDA, only benefits accruing after December 31, 1986 must begin distribution by the Required Beginning Date.

     o Roth IRAs are not subject to these pre-death minimum distribution rules.

Distributions that are made after the Required Beginning Date must generally be made in the form of an annuity for the life of the Participant or the lives of the Participant and his designated beneficiary, or over a period that is not longer than the life expectancy of the Participant or the life expectancies of the Participant and his designated beneficiary.

Distributions to beneficiaries are also subject to minimum distribution rules. If a Participant dies before his entire interest in his Participant Account has been distributed, his remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the Participant's date of death. If the Participant dies before distributions have begun (or are treated as having begun) the entire interest in his Participant Account must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant's death. Alternatively, if there is a designated beneficiary, the designated beneficiary may elect to receive payments beginning no later than December 31 of the calendar year immediately following the year in which the Participant dies and continuing for the beneficiary's life or a period not exceeding the beneficiary's life expectancy (except that with respect to distributions from a Section 457 Plan, such period cannot exceed 15 years). Special rules apply where the deceased Participant's spouse is his designated beneficiary.

In addition to the above rules, with respect to a Section 457 Plan, any distribution that is payable over a period of more than one year can only be made in substantially non-increasing amounts no less frequently than annually.

An excise tax applies to Participants or beneficiaries who fail to take the minimum distribution in any calendar year.

NONQUALIFIED ARRANGEMENTS USING THE CONTRACTS

TAXES PAYABLE BY PARTICIPANT

Prudential believes the Contracts are annuity contracts for tax purposes. Accordingly, as a general rule, Participants should not pay any tax until money is received under the Contracts. Generally, annuity contracts issued by the same company (and affiliates) to a Participant during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

TAXES ON WITHDRAWALS AND SURRENDER

If a Participant makes a withdrawal from the Contract or surrenders it before annuity payments begin, the amount received will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn.

If a Participant assigns all or part of the Contract as collateral for a loan, the part assigned will be treated as a withdrawal. Also, if a Participant elects the interest payment option, this will be treated, for tax purposes, as a surrender of the Contract.

If a Participant transfers the Contract for less than full consideration, such as by gift, tax will be triggered on the gain in the Contract. This rule does not apply to transfers to a spouse or incident to divorce.

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment a Participant receives will be treated as a partial return of purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment received by a fraction, the numerator of which is the purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the Contract.

After the full amount of the purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of the purchase payments have been recovered, a tax deduction is allowed for the unrecovered amount.

PENALTY TAXES ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount received under the Contract may be subject to a 10 percent penalty tax. Amounts are not subject to this penalty tax if:

     o the amount is paid on or after age 59-1/2 or the death of the Participant;

     o the amount received is attributable to the Participant becoming disabled;

     o the amount paid or received is in the form of level payments not less frequently than annually for life (or a period not exceeding life expectancy); or

     o the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

If the lifetime payment stream is modified (other than as a result of death or disability) before age 59-1/2 (or before the end of the five year period beginning with the first payment and ending after age 59-1/2), the tax for the year of modification will be increased by the penalty tax that would have been imposed without the exception, plus interest for the deferral.

TAXES PAYABLE BY BENEFICIARIES

Generally, the same tax rules apply to amounts received by a beneficiary as those set forth above with respect to a Participant. The election of an annuity payment option instead of a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon the death of a Participant, as discussed further below.

REQUIRED DISTRIBUTIONS UPON DEATH OF PARTICIPANT

Certain distributions must be made under the Contract upon the death of a Participant. The required distributions depend on whether the Participant dies on or before the start of annuity payments under the Contract or after annuity payments are started under the Contract.

If the Participant dies on or after the annuity date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If the Participant dies before the annuity date, the entire interest in the Contract must be distributed within 5 years after the date of death. However, if an annuity payment option is selected by the designated beneficiary and if annuity payments begin within 1 year of the death of the Participant, the value of the Contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. The designated beneficiary is the person to whom ownership of the Contract passes by reason of death, and must be a natural person.

If any portion of the Contract is payable to (or for the benefit of) a Participant's surviving spouse, such portion of the Contract may be continued with the spouse as the owner.

ENTITY OWNERS

When a Contract is held by a non-natural person (for example, a corporation), the Contract generally will not be taxed as an annuity and increases in the value of the Contract will be subject to tax. Exceptions include contracts held by an entity as an agent for a natural person, contracts held under a qualified pension or profit sharing plan, a TDA or individual retirement plan (see discussion above) or contracts that provide for immediate annuities.

WITHHOLDING

Taxable amounts distributed from annuity contracts in nonqualified annuity arrangements are subject to tax withholding. Participants may generally elect not to have tax withheld from payments. The rate of withholding on annuity payments will be determined on the basis of the withholding certificate filed with Prudential. Absent these elections, Prudential will withhold the tax amounts required by the applicable tax regulations. Participants may be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient. Participants who fail to provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding.

In addition, certain distributions from qualified plans, which are not directly rolled over or transferred to another eligible qualified plan, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement does not apply to: (1) distributions for the life or life expectancy of the Participant, or joint and last survivor expectancy of the Participant and a designated beneficiary; or (2) distributions for a specified period of 10 years or more; (3) distributions required as minimum distributions. Amounts that are received under a Contract used in connection with a Section 457 Plan are treated as wages for federal income tax purposes and are, thus, subject to general withholding requirements; or (4) hardship distributions of salary deferral amounts.

Taxes on Prudential

Although the Account is registered as an investment company, it is not a separate taxpayer for purposes of the Code. The earnings of the Subaccounts invested in the Funds are taxed as part of the operations of Prudential. No charge is being made currently against those Subaccounts for company federal income taxes. Prudential will review the question of a charge to the Subaccounts invested in the Funds for company federal income taxes periodically. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.


                              EFFECTING AN ANNUITY

Subject to the restrictions on withdrawals from tax-deferred annuities subject to Section 403(b) of the Code, and subject to the provisions of the retirement arrangement that covers him or her, a Participant may elect at any time to have all or a part of his or her interest in the Participant Account used to purchase a fixed dollar annuity under the Contracts. The Contracts do not provide for annuities that vary with the investment results of any Subaccount. Withdrawals from the Participant Account that are used to purchase a fixed dollar annuity under the Contracts become part of Prudential's General Account, which supports insurance and annuity obligations.

In electing to have an annuity purchased, the Participant may select from the forms of annuity described below, unless the retirement arrangement covering the Participant provides otherwise. The annuity is purchased on the first day of the month following receipt by Prudential of proper written notice on a form approved by Prudential that the Participant has elected to have an annuity purchased, or on the first day of any subsequent month that the Participant designates.

Prudential generally will make the first monthly annuity payment within one month of the date on which the annuity is purchased.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, certain elections of payouts which are not qualified joint and survivor annuities must include the consent and signatures of the Participant and his spouse and must be notarized or witnessed by an authorized plan representative. A "qualified joint and survivor annuity" is an annuity for the Participant's lifetime with at least 50% of the amount payable to the Participant continued after the Participant's death to his or her spouse, if then living.

Once annuity payments begin, the annuitant cannot surrender his or her annuity benefit and receive a one sum payment.

We make the following forms of annuity available to Participants.

LIFE ANNUITY WITH PAYMENTS CERTAIN

This is an immediate annuity payable monthly during the lifetime of the annuitant. Prudential guarantees that if, at the death of the annuitant, payments have been made for less than the period certain (which may be 60, 120, 180, or 240 months, as selected by the annuitant), they will be continued during the remainder of the selected period to his or her beneficiary.

ANNUITY CERTAIN

This is an immediate annuity payable monthly for a period certain which may be 60, 120, 180, or 240 months, as selected by the annuitant. If the annuitant dies during the period certain, we will continue payments in the same amount the annuitant was receiving to his or her beneficiary. We make no further payments after the end of the period certain.

JOINT AND SURVIVOR ANNUITY WITH PAYMENTS CERTAIN

This is an immediate annuity payable monthly during the lifetime of the annuitant with payments continued after his or her death to the contingent annuitant, if surviving, for the latter's lifetime. Until the selected number of payments certain have been paid, payments made to the contingent annuitant after the annuitant's death are the same as those the annuitant was receiving. Thereafter, the payments continued to the contingent annuitant will be a percentage of the monthly amount paid to the annuitant such as 33%, 50%, 66%, or 100% as selected by the annuitant. The amounts of each payment made to the annuitant will be lower as the percentage he or she selects to be paid to the contingent annuitant is higher. If both the annuitant and the contingent annuitant die during the period certain (which may be 60, 120, 180, or 240 months, as selected by the annuitant), we will continue payments during the remainder of the period certain to the properly designated beneficiary.

We may make other forms of annuity available under the Contracts. The retirement arrangement under which the Participant is covered may restrict the forms of annuity that a Participant may elect.

If the dollar amount of the first monthly annuity payment is less than the minimum amount specified in the Contract, or if the beneficiary is other than a natural person receiving payments in his or her own right, Prudential may elect to pay the commuted value of the unpaid payments certain in one sum.

PURCHASING THE ANNUITY

Prudential does not deduct a withdrawal charge from contributions withdrawn to purchase an annuity from Prudential. If, as a result of a withdrawal to purchase an annuity, the Participant Account has been reduced to zero, Prudential deducts the full annual account charge, unless the annuity becomes effective on January 1 of any year. Prudential applies the resulting amount, less any applicable taxes, to the appropriate annuity purchase rate determined in accordance with the schedule in the Contract at the time the annuity is purchased. However, Prudential may determine monthly payments from schedules of annuity purchase rates providing for larger payments than the rates shown in the Contract.

Prudential guarantees the schedule of annuity purchase rates in a Contract for ten years from the date the Contract is issued. If at any time after a Contract has been in effect for ten years, we modify the schedule of annuity purchase rates, the modification is also guaranteed for ten years. A change in the schedule of annuity purchase rates used for an annuity certain with 180 payments or less, as described above, will apply only to amounts added to a Participant Account after the date of change. A change in any other schedule will apply to all amounts in a Participant Account.


                                OTHER INFORMATION

MISSTATEMENT OF AGE OR SEX

If an annuitant's stated age or sex (except where unisex rates apply) or both are incorrect, we will change each benefit and the amount of each annuity payment to that which the total contributions would have bought for the correct age and sex. Also, we will adjust for the amount of any overpayments we have already made.

SALE OF THE CONTRACT AND SALES COMMISSIONS

Prudential Investment Management Services LLC ("PIMS"), a wholly-owned direct subsidiary of Prudential, acts as the principal underwriter of the Contract. PIMS was organized in 1996 under Delaware law, is registered as a broker and dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. PIMS' principal business address is 751 Broad Street, Newark, NJ 07102. The Contract is sold by registered representatives of PIMS who are also authorized by state insurance departments to do so. The maximum commission that we will pay to the broker-dealer to cover both the individual representative's commission and other distribution expenses will not exceed 3.0% of the purchase payment.

VOTING RIGHTS

As stated above, all of the assets held in the Subaccounts of the Discovery Account are invested in shares of the corresponding Funds. Prudential is the legal owner of those shares. As such, Prudential has the right to vote on any matter voted on at any shareholders meetings of the Funds. However, as required by law, Prudential votes the shares of the Funds at any regular and special shareholders meetings the Funds are required to hold in accordance with voting instructions received from Participants. The Funds may not hold annual shareholders meetings when not required to do so under the laws of the state of their incorporation or the Investment Company Act of 1940. Fund shares for which no timely instructions from Participants are received, and any shares owned directly or indirectly by Prudential, are voted in the same proportion as shares in the respective portfolios for which instructions are received. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Prudential to vote shares of the Funds in its own right, it may elect to do so.

Generally, Participants may give voting instructions on matters that would be changes in fundamental policies and any matter requiring a vote of the shareholders of the Funds. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Participants participating in such portfolios will vote separately on the matter, as required by applicable securities laws.

The number of Fund shares for which a Participant may give instructions is determined by dividing the portion of the value of the Participant Account derived from participation in a Subaccount, by the value of one share in the corresponding portfolio of the applicable Fund. The number of votes for which you may give Prudential instructions is determined as of the record date chosen by the Board of the applicable Fund. We furnish you with proper forms and proxies to enable you to give these instructions. We reserve the right to modify the manner in which the weight to be given to voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Prudential may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Funds' portfolios, or to approve or disapprove an investment advisory contract for a Fund. In addition, Prudential itself may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds' portfolios, provided that we reasonably disapprove such changes in accordance with applicable federal regulations. If we do disregard voting instructions, we will advise you of that action and our reasons for such action in the next annual or semi-annual report.

SUBSTITUTION OF FUND SHARES

Although Prudential believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Funds may become unsuitable for investment by Contractholders and Participants. This may occur because of investment policy changes, tax law changes, the unavailability of shares for investment or at the discretion of Prudential. In that event, Prudential may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, we would have to obtain the approval of the SEC, and possibly one or more state insurance departments. We would notify Contractholders and Participants of any such substitution.

PERFORMANCE INFORMATION

We may depict performance information for the Subaccounts in advertising and reports to current and prospective Contractholders and Participants. Performance information is based on the historical investment experience of the Funds, adjusted to take charges under the Contract into account, and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment over a stipulated period, and assume a surrender of the Contract at the end of the period. Total return quotations reflect changes in unit values and the deduction of applicable charges including any applicable withdrawal charges.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a specified seven-day period. Effective yield is calculated in a similar manner, except that income earned is assumed to be reinvested.

Reports or advertising may include comparative performance information, including, but not limited to:

     o    comparisons to market indices,

     o    comparisons to other investments,

     o    performance rankings,

     o    personalized illustrations of historical performance, and

     o    data presented by analysts or included in publications.

See Performance Information in the Statement of Additional Information for recent performance information.

REPORTS TO PARTICIPANTS

Prudential will send Participants, at least annually, reports showing as of a specified date the number of units credited to them in the Subaccounts of the Discovery Account. We also will send each Participant annual and semi-annual reports for the applicable Funds.

STATE REGULATION

Prudential is subject to regulation by the Department of Banking and Insurance of the State of New Jersey as well as by the insurance departments of all the other states and jurisdictions in which it does business. Prudential must file an annual statement in a form promulgated by the National Association of Insurance Commissioners. This annual statement is reviewed and analyzed by the New Jersey Department, which makes an independent computation of Prudential's legal reserve liabilities and statutory apportionments under its outstanding contracts. New Jersey law requires a quinquennial examination of Prudential to be made. Examination involves an extensive audit including, but not limited to, an inventory check of assets, sampling techniques to check the performance by Prudential of its contracts and an examination of the manner in which divisible surplus has been apportioned and distributed to policyholders and Contractholders. This regulation does not involve any supervision or control over the investment policies of the Subaccounts or over the selection of investments for them, except for verification of the compliance of Prudential's investment portfolio with New Jersey law.

The laws of New Jersey also contain special provisions which relate to the issuance and regulation of contracts on a variable basis. These laws set forth a number of mandatory provisions which must be included in contracts on a variable basis and prohibit such contracts from containing other specified provisions. The Department may initially disapprove or subsequently withdraw approval of any contract if it contains provisions which are "unjust, unfair, inequitable, ambiguous, misleading, likely to result in misrepresentation or contrary to law." New Jersey also can withhold or withdraw approval if sales are solicited by communications which involve misleading or inadequate descriptions of the provisions of the contract.

In addition to the annual statement referred to above, Prudential is required to file with New Jersey and other states a separate statement with respect to the operations of all its variable contracts accounts, in a form promulgated by the National Association of Insurance Commissioners.

LITIGATION

We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal regulatory actions include proceedings specific to our practices and proceedings generally applicable to business practices in the industries in which we operate. As an example of such litigation, in March, 2000, plaintiffs filed a purported class action against us titled Olmsted v. Pruco Life Insurance Company of New Jersey and The Prudential Insurance Company of America, alleging that certain fees and expenses charged to the plaintiffs in connection with the sale of variable annuities since March 1, 1997 were excessive and unreasonable. In certain of these lawsuits, large and/or indeterminate amounts are sought, including punitive or exemplary damages.

In particular, Pruco Life and Prudential have been subject to substantial regulatory actions and civil litigation involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including Pruco Life, entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls and a series of fines, and are in the process of distributing final remediation relief to eligible class members. In many instances, claimants have the right to "appeal" the decision to an independent reviewer. The bulk of such appeals were resolved in 1999, and the balance is expected to be addressed in 2000. As of January 31, 2000, Prudential and/or Pruco Life remained a party to two putative class actions and approximately 158 individual actions relating to permanent life insurance policies issued in the United States between 1982 and 1995. Additional suits may be filed by individuals who opted out of the settlements. While the approval of the class action settlement is now final, Prudential and Pruco Life remain subject to oversight and review by insurance regulators and other regulatory authorities with respect to their sales practices and the conduct of the remediation program. The U.S. District Court has also retained jurisdiction as to all matters relating to the administration, consummation, enforcement and interpretation of the settlements.

In 1999, 1998, 1997 and 1996, Prudential recorded provision in its Consolidated Statements of Operation of $100 million, $1,150 million, $2,030 million and $1,125 million, respectively, to provide for estimated remediation costs, and additional sales practices costs including related administrative costs, regulatory fines, penalties and related payments, litigation costs and settlements, including settlements associated with the resolution of claims of deceptive sales practices asserted by policyholders who elected to "opt-out" of the class action settlement and litigate their claims against Prudential separately, and other fees and expenses associated with the resolution of sales practices issues.

STATEMENT OF ADDITIONAL INFORMATION

                                                                                                                       Page
                                                                                                                       ----
The contents of the Statement of Additional Information include:
Definitions..............................................................................................................2
Other Contract Provisions................................................................................................2
Administration...........................................................................................................2
Performance Information..................................................................................................3
Directors of Prudential..................................................................................................9
Officers of Prudential..................................................................................................11
Sale of Contracts.......................................................................................................14
Legal Matters...........................................................................................................14
Experts.................................................................................................................14
Financial Statements of the Discovery Account..........................................................................A-1
Consolidated financial statements of The Prudential Insurance Company of America and subsidiaries .....................B-1

ADDITIONAL INFORMATION

Prudential has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. You may obtain the omitted information, however, from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

You may obtain further information, including the Statement of Additional Information, from Prudential without charge. The addresses and telephone numbers are set forth on the cover page of this Prospectus.



                                                                                                                    APPENDIX

                                                  ACCUMULATION UNIT VALUES
                                                    SMALL PLAN CONTRACT
                               THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
                                              (CONDENSED FINANCIAL INFORMATION)


                                                                    SUBACCOUNTS
                                      ------------------------------------------------------------------
                                                 PRUDENTIAL                       PRUDENTIAL
                                                 SERIES FUND                      SERIES FUND
                                                 MONEY MARKET                   DIVERSIFIED BOND
                                      ------------------------------------------------------------------
                                        01/01/99                          01/01/99
                                           TO                                TO
                                        12/31/99                          12/31/99
                                      ------------------------------------------------------------------
1. Beginning of period (rounded)......          $10.52                          $10.68
2. End of period (rounded)............          $10.89                          $10.45
3. Accumulation Units Outstanding
      at end of period................             359                           4,044
                                        ------------------------------    ------------------------------

                                                                   SUBACCOUNTS
                                      -------------------------------------------------------------------
                                                   PRUDENTIAL                        PRUDENTIAL
                                                   SERIES FUND                       SERIES FUND
                                                GOVERNMENT INCOME               CONSERVATIVE BALANCED
                                      -------------------------------------------------------------------
                                          01/01/99                         01/01/99
                                             TO                               TO
                                          12/31/99                         12/31/99
                                      -------------------------------------------------------------------
1. Beginning of period (rounded)......          $11.10                          $11.10
2. End of period (rounded)............          $10.64                          $11.67
3. Accumulation Units Outstanding
      at end of period................           1,387                             865
                                       ---------------------------------   ------------------------------

                                                                   SUBACCOUNTS
                                      -------------------------------------------------------------------
                                                 PRUDENTIAL                          PRUDENTIAL
                                                 SERIES FUND                         SERIES FUND
                                               FLEXIBLE MANAGED                   HIGH YIELD BOND
                                      -------------------------------------------------------------------
                                        01/01/99                          01/01/99
                                           TO                                TO
                                        12/31/99                          12/31/99
                                      -------------------------------------------------------------------
1. Beginning of period (rounded)......          N/A                             $10.02
2. End of period (rounded)............          N/A                             $10.33
3. Accumulation Units Outstanding
      at end of period................          N/A                                594
                                       ------------------------------   ---------------------------------

                                                                    SUBACCOUNTS
                                      ------------------------------------------------------------------
                                                    PRUDENTIAL                     PRUDENTIAL
                                                   SERIES FUND                     SERIES FUND
                                                   STOCK INDEX                    EQUITY INCOME
                                      ------------------------------------------------------------------
                                         01/01/99                         01/01/99
                                            TO                               TO
                                         12/31/99                         12/31/99
                                      ------------------------------------------------------------------
1. Beginning of period (rounded)......          $13.09                          $10.13
2. End of period (rounded)............          $15.54                          $11.23
3. Accumulation Units Outstanding
      at end of period................          10,316                           2,738
                                         ------------------------------   ------------------------------


                                                                    SUBACCOUNTS
                                      ------------------------------------------------------------------
                                                  PRUDENTIAL                       PRUDENTIAL
                                                  SERIES FUND                      SERIES FUND
                                                    EQUITY                          JENNISON
                                      ------------------------------------------------------------------
                                        01/01/99                          01/01/99
                                           TO                                TO
                                        12/31/99                          12/31/99
                                      ------------------------------------------------------------------
1. Beginning of period (rounded)......          $10.96                          $13.43
2. End of period (rounded)............          $12.15                          $18.82
3. Accumulation Units Outstanding
      at end of period................             872                           1,110
                                        ------------------------------  --------------------------------

                                                                    SUBACCOUNTS
                                      --------------------------------------------------------------------
                                                   PRUDENTIAL
                                                   SERIES FUND                       AIM V.I.
                                                     GLOBAL                      GROWTH AND INCOME
                                      --------------------------------------------------------------------
                                          01/01/99                         01/01/99
                                             TO                               TO
                                          12/31/99                         12/31/99
                                      --------------------------------------------------------------------
1. Beginning of period (rounded)......          $11.08                          $12.37
2. End of period (rounded)............          $16.19                          $16.37
3. Accumulation Units Outstanding
      at end of period................              75                             351
                                        --------------------------------  --------------------------------

                                                                   SUBACCOUNTS
                                      -------------------------------------------------------------------

                                                                                      JANUS
                                                    AIM V.I.                          ASPEN
                                                     VALUE                            GROWTH
                                      -------------------------------------------------------------------
                                        01/01/99                          01/01/99
                                           TO                                TO
                                        12/31/99                          12/31/99
                                      -------------------------------------------------------------------
1. Beginning of period (rounded)......          $12.97                          $13.33
2. End of period (rounded)............          $16.60                          $18.91
3. Accumulation Units Outstanding
      at end of period................             577                           1,197
                                       -------------------------------    -------------------------------

                                                                  SUBACCOUNTS
                                      -----------------------------------------------------------------
                                                     JANUS
                                                     ASPEN
                                                  INTERNATIONAL                       MFS
                                                     GROWTH                      EMERGING GROWTH
                                      ------------------------------------------------------------------
                                         01/01/99                         01/01/99
                                            TO                               TO
                                         12/31/99                         12/31/99
                                      ------------------------------------------------------------------
1. Beginning of period (rounded)......          $10.96                          $13.23
2. End of period (rounded)............          $19.69                          $23.04
3. Accumulation Units Outstanding
      at end of period................              31                              82
                                         ------------------------------   ------------------------------

                                                                                 SUBACCOUNTS
                                      ----------------------------------------------------------------------------------------------
                                                                                                                    OCC
                                                                                    OCC                         ACCUMULATION
                                                     MFS                         ACCUMULATION                      TRUST
                                                   RESEARCH                      TRUST MANAGED                   SMALL CAP
                                      ----------------------------------------------------------------------------------------------
                                        01/01/99                        01/01/99                       01/01/99
                                           TO                              TO                             TO
                                        12/31/99                        12/31/99                       12/31/99
                                      ----------------------------------------------------------------------------------------------

1. Beginning of period (rounded)......          $11.82                          N/A                           $9.19
2. End of period (rounded)............          $14.45                          N/A                           $8.89
3. Accumulation Units Outstanding
      at end of period................               1                          N/A                           1,162
                                        -----------------------------   ----------------------------   -----------------------------

                                                                 SUBACCOUNTS
                                      ----------------------------------------------------------------------------------------------

                                                                                                             WARBURG PINCUS
                                               T. ROWE PRICE                  T. ROWE PRICE                GLOBAL POST-VENTURE
                                               EQUITY INCOME                INTERNATIONAL STOCK                  CAPITAL
                                      ----------------------------------------------------------------------------------------------
                                       01/01/99                         01/01/99                       01/01/99
                                          TO                               TO                             TO
                                       12/31/99                         12/31/99                       12/31/99
                                      ----------------------------------------------------------------------------------------------
1. Beginning of period (rounded)......          $11.38                          $10.24                         $10.64
2. End of period (rounded)............          $11.63                          $13.45                         $17.15
3. Accumulation Units Outstanding
      at end of period................             480                             409                          1,372
                                       ------------------------------   ----------------------------   -----------------------------




                                                                                                                    APPENDIX

                                                  ACCUMULATION UNIT VALUES
                                          CONTRACTS OTHER THAN SMALL PLAN CONTRACT
                               THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
                                              (CONDENSED FINANCIAL INFORMATION)


                                                                    SUBACCOUNTS
                                      ------------------------------------------------------------------
                                                 PRUDENTIAL                       PRUDENTIAL
                                                 SERIES FUND                      SERIES FUND
                                                 MONEY MARKET                   DIVERSIFIED BOND
                                      ------------------------------------------------------------------
                                        01/01/99   01/01/98    7/31/97*   01/01/99   01/01/98   7/31/97*
                                           TO         TO         TO          TO         TO        TO
                                        12/31/99   12/31/98   12/31/97    12/31/99   12/31/98   12/31/97
                                      ------------------------------------------------------------------
1. Beginning of period (rounded)......  $  10.52   $  10.08   $  10.00    $  10.68   $  10.07   $  10.00
2. End of period (rounded)............  $  10.94   $  10.52   $  10.08    $  10.50   $  10.68   $  10.07
3. Accumulation Units Outstanding
      at end of period................   127,605     42,992        815     105,742     63,041        542
                                        ------------------------------    ------------------------------

                                                                   SUBACCOUNTS
                                      -------------------------------------------------------------------
                                                   PRUDENTIAL                        PRUDENTIAL
                                                   SERIES FUND                       SERIES FUND
                                                GOVERNMENT INCOME               CONSERVATIVE BALANCED
                                      -------------------------------------------------------------------
                                          01/01/99   01/01/98   7/31/97*   01/01/99   01/01/98   7/31/97*
                                             TO         TO        TO          TO         TO        TO
                                          12/31/99   12/31/98   12/31/97   12/31/99   12/31/98   12/31/97
                                      -------------------------------------------------------------------
1. Beginning of period (rounded)......    $  11.10   $   10.27  $  10.00   $  11.10    $  10.03  $  10.00
2. End of period (rounded)............    $  10.69   $   11.10  $  10.27   $  11.73    $  11.10  $  10.03
3. Accumulation Units Outstanding
      at end of period................      58,456      33,914        60    246,332     146,440       563
                                       ---------------------------------   ------------------------------

                                                                   SUBACCOUNTS
                                      -------------------------------------------------------------------
                                                 PRUDENTIAL                          PRUDENTIAL
                                                 SERIES FUND                         SERIES FUND
                                               FLEXIBLE MANAGED                   HIGH YIELD BOND
                                      -------------------------------------------------------------------
                                        01/01/99   01/01/98    7/31/97*   01/01/99   01/01/98   7/31/97*
                                           TO         TO         TO          TO         TO        TO
                                        12/31/99   12/31/98   12/31/97    12/31/99   12/31/98   12/31/97
                                      -------------------------------------------------------------------
1. Beginning of period (rounded)...... $  10.90   $   9.99   $  10.00    $  10.02    $  10.37   $   10.00
2. End of period (rounded)............ $  11.64   $  10.90   $   9.99    $  10.38    $  10.02   $   10.37
3. Accumulation Units Outstanding
      at end of period................  256,779    149,274      4,286      36,945      19,787       1,952
                                       ------------------------------   ---------------------------------

                                                                    SUBACCOUNTS
                                      ------------------------------------------------------------------
                                                    PRUDENTIAL                     PRUDENTIAL
                                                   SERIES FUND                     SERIES FUND
                                                   STOCK INDEX                    EQUITY INCOME
                                      ------------------------------------------------------------------
                                         01/01/99   01/01/98   7/31/97*   01/01/99   01/01/98   7/31/97*
                                            TO         TO        TO          TO         TO        TO
                                         12/31/99   12/31/98   12/31/97   12/31/99   12/31/98   12/31/97
                                      ------------------------------------------------------------------
1. Beginning of period (rounded)......   $  13.09   $  10.29   $  10.00   $  10.13    $  10.48  $  10.00
2. End of period (rounded)............   $  15.62   $  13.09   $  10.29   $  11.29    $  10.13  $  10.48
3. Accumulation Units Outstanding
      at end of period................    888,608     382,563     1,890    120,568      53,578     1,171
                                         ------------------------------   ------------------------------


                                                                    SUBACCOUNTS
                                      ------------------------------------------------------------------
                                                  PRUDENTIAL                       PRUDENTIAL
                                                  SERIES FUND                      SERIES FUND
                                                    EQUITY                          JENNISON
                                      ------------------------------------------------------------------
                                        01/01/99   01/01/98    7/31/97*   01/01/99   01/01/98   7/31/97*
                                           TO         TO         TO          TO         TO        TO
                                        12/31/99   12/31/98   12/31/97    12/31/99   12/31/98   12/31/97
                                      ------------------------------------------------------------------
1. Beginning of period (rounded)...... $   10.96   $  10.12   $  10.00    $  13.43   $   9.87   $  10.00
2. End of period (rounded)............ $   12.21   $  10.96   $  10.12    $  18.91   $  13.43   $   9.87
3. Accumulation Units Outstanding
      at end of period................ 1,188,971    769,653      2,907     416,885     77,040      3,111
                                       -------------------------------  --------------------------------

                                                                    SUBACCOUNTS
                                      --------------------------------------------------------------------
                                                   PRUDENTIAL
                                                   SERIES FUND                       AIM V.I.
                                                     GLOBAL                      GROWTH AND INCOME
                                      --------------------------------------------------------------------
                                          01/01/99   01/01/98   7/31/97*   01/01/99   01/01/98   7/31/97*
                                             TO         TO        TO          TO         TO        TO
                                          12/31/99   12/31/98   12/31/97   12/31/99   12/31/98   12/31/97
                                      --------------------------------------------------------------------
1. Beginning of period (rounded)......   $  11.08    $    8.95  $  10.00   $  12.37   $   9.79    $  10.00
2. End of period (rounded)............   $  16.27    $   11.08  $   8.95   $  16.45   $  12.37    $   9.79
3. Accumulation Units Outstanding
      at end of period................    206,013      124,465     1,576    202,653     16,899       1,122
                                        --------------------------------  --------------------------------

                                                                   SUBACCOUNTS
                                      -------------------------------------------------------------------

                                                                                      JANUS
                                                    AIM V.I.                          ASPEN
                                                     VALUE                            GROWTH
                                      -------------------------------------------------------------------
                                        01/01/99   01/01/98    7/31/97*   01/01/99   01/01/98   7/31/97*
                                           TO         TO         TO          TO         TO        TO
                                        12/31/99   12/31/98   12/31/97    12/31/99   12/31/98   12/31/97
                                      -------------------------------------------------------------------
1. Beginning of period (rounded)......  $  12.97   $   9.89   $  10.00    $  13.33   $   9.92   $   10.00
2. End of period (rounded)............  $  16.68   $  12.97   $   9.89    $  19.01   $  13.33   $    9.92
3. Accumulation Units Outstanding
      at end of period................   275,517     37,442      1,738     455,919     43,275         462
                                       -------------------------------    -------------------------------

                                                                  SUBACCOUNTS
                                      -----------------------------------------------------------------
                                                     JANUS
                                                     ASPEN
                                                  INTERNATIONAL                       MFS
                                                     GROWTH                      EMERGING GROWTH
                                      ------------------------------------------------------------------
                                         01/01/99   01/01/98   7/31/97*   01/01/99   01/01/98   7/31/97*
                                            TO         TO        TO          TO         TO        TO
                                         12/31/99   12/31/98   12/31/97   12/31/99   12/31/98   12/31/97
                                      ------------------------------------------------------------------
1. Beginning of period (rounded)......   $  10.96   $   9.44   $  10.00   $  13.23    $   9.95  $  10.00
2. End of period (rounded)............   $  19.79   $  10.96   $   9.44   $  23.15    $  13.23  $   9.95
3. Accumulation Units Outstanding
      at end of period................    189,554     34,735        942    234,665      61,164       470
                                         ------------------------------   ------------------------------

                                                                                 SUBACCOUNTS
                                      ----------------------------------------------------------------------------------------------
                                                                                                                    OCC
                                                                                    OCC                         ACCUMULATION
                                                     MFS                         ACCUMULATION                      TRUST
                                                   RESEARCH                      TRUST MANAGED                   SMALL CAP
                                      ----------------------------------------------------------------------------------------------
                                        01/01/99  01/01/98    7/31/97*  01/01/99  01/01/98  7/31/97*   01/01/99  01/01/98   7/31/97*
                                           TO        TO         TO         TO        TO       TO          TO        TO        TO
                                        12/31/99  12/31/98   12/31/97   12/31/99  12/31/98  12/31/97   12/31/99  12/31/98   12/31/97
                                      ----------------------------------------------------------------------------------------------
1. Beginning of period (rounded)......  $  11.82  $   9.67   $  10.00   $  10.75  $  10.13  $  10.00   $   9.19  $   10.20  $  10.00
2. End of period (rounded)............  $  14.52  $  11.82   $   9.67   $  11.18  $  10.75  $  10.13   $   8.94  $    9.19  $  10.20
3. Accumulation Units Outstanding
      at end of period................    57,813    14,548        779     59,831    23,869     2,135     29,150   1  2,742     2,781
                                        -----------------------------   ----------------------------   -----------------------------

                                                                 SUBACCOUNTS
                                      ----------------------------------------------------------------------------------------------

                                                                                                             WARBURG PINCUS
                                               T. ROWE PRICE                  T. ROWE PRICE                GLOBAL POST-VENTURE
                                               EQUITY INCOME                INTERNATIONAL STOCK                  CAPITAL
                                      ----------------------------------------------------------------------------------------------
                                       01/01/99   01/01/98    7/31/97*  01/01/99  01/01/98  7/31/97*   01/01/99  01/01/98   7/31/97*
                                          TO         TO         TO         TO        TO       TO          TO        TO        TO
                                       12/31/99   12/31/98   12/31/97   12/31/99  12/31/98  12/31/97   12/31/99  12/31/98   12/31/97
                                      ----------------------------------------------------------------------------------------------
1. Beginning of period (rounded)...... $  11.38   $  10.54   $  10.00   $  10.24  $   8.92  $  10.00   $  10.64  $  10.08  $   10.00
2. End of period (rounded)............ $  11.69   $  11.38   $  10.54   $  13.51  $  10.24  $   8.92   $  17.23  $  10.64  $   10.08
3. Accumulation Units Outstanding
      at end of period................   88,559     26,852      1,704     15,783     6,523       216     11.646     6,039          5
                                       ------------------------------   ----------------------------   -----------------------------

* Commencement of Operations

                   DISCOVERY SELECT GROUP RETIREMENT ANNUITY

         Discovery Select Group Retirement Annuity is a variable annuity issued by The Prudential Insurance Company of America, Newark,
              NJ. It is offered through these affiliated Prudential
             subsidiaries: Prudential Securities Incorporated; Pruco
            Securities Corporation; Prudential Investment Management
                                  Services LLC.


                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                751 Broad Street
                              Newark, NJ 07102-3777

                             PRUDENTIAL INVESTMENTS
                          3 Gateway Center, 12th Floor
                              Newark, NJ 07102-4077















                                [Prudential Logo]

               DISCOVERY SELECT(SM) is a service mark of Prudential.



DS.PU.002.0500

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2000


                                DISCOVERY SELECT
                            GROUP RETIREMENT ANNUITY

                                DISCOVERY SELECT
                        GROUP VARIABLE ANNUITY CONTRACTS
                                 ISSUED THROUGH

                      THE PRUDENTIAL DISCOVERY SELECT GROUP
                            VARIABLE CONTRACT ACCOUNT

The Prudential Insurance Company of America ("Prudential") offers the DISCOVERY SELECT(SM) Group Variable Annuity Contracts for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 (the "Code") and with non-qualified annuity arrangements on a continuous basis. Contributions to the Contract made on behalf of a Participant may be invested in one or more of the twenty-two Subaccounts of The Prudential Discovery Select Group Variable Contract Account as well as the Guaranteed Interest Account. Each Subaccount is invested in a corresponding Portfolio of The Prudential Series Fund, Inc., AIM Variable Insurance Funds, Inc., Janus Aspen Series, MFS Variable Insurance Trust, OCC Accumulation Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc. and Warburg Pincus Trust.


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2000. Certain portions of that May 1, 2000 prospectus are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

 DEFINITIONS...........................................................       2

 OTHER CONTRACT PROVISIONS.............................................       2
  ASSIGNMENT...........................................................       2
  PARTICIPATION IN DIVISIBLE SURPLUS...................................       2

 ADMINISTRATION........................................................       2

 PERFORMANCE INFORMATION...............................................       3
  AVERAGE ANNUAL TOTAL RETURN..........................................       3
  NON-STANDARD TOTAL RETURN............................................       3
  PERFORMANCE INFORMATION..............................................       4


 DIRECTORS OF PRUDENTIAL...............................................       9

 OFFICERS OF PRUDENTIAL................................................      11


 SALE OF THE CONTRACTS.................................................      13

 LEGAL MATTERS.........................................................      13

 EXPERTS ..............................................................      13



 FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNT.........................     A-1

 CONSOLIDATED FINANCIAL STATEMENTS OF THE PRUDENTIAL
  INSURANCE COMPANY OF AMERICA AND SUBSIDIARIES........................     B-1



                                     The Prudential Insurance Company of America
                                     30 Scranton Office Park
                                     Scranton, PA 18507-1789
                                     Telephone 1-800-458-6333

                                   DEFINITIONS


CONTRACTS--The group variable annuity contracts described in the Prospectus and offered for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code and with non-qualified annuity arrangements. One of such contracts is the Small Plan Contract described in the Prospectus. Another such Contract is the 457 Contract described in the Prospectus.


FUNDS--The Portfolios of the Prudential Series Fund, Inc., AIM Variable Insurance Funds, Inc., Janus Aspen Series, MFS Variable Insurance Trust, OCC Accumulation Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Warburg Pincus Trust.

PARTICIPANT--A person who makes contributions, or for whom contributions have been made, and to whom they remain credited under the Contract.

PARTICIPANT ACCOUNT--An account established for each Participant to record the amount credited to the Participant under the Contract.

PARTICIPANT ACCOUNT VALUE--The dollar amount held in a Participant Account.

PRUDENTIAL--The Prudential Insurance Company of America. "We," "us," or "our" means Prudential.

PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT--A separate account of Prudential registered under the Investment Company Act of 1940 as a unit investment trust (the "Discovery Account"), invested through its Subaccounts in shares of the corresponding Funds.

SMALL PLAN CONTRACT--A type of Contract used exclusively with retirement plans qualified under Sections 401(k) or 401(a) of the Code that generally have 100 or fewer Participants.

SUBACCOUNT--A division of the Discovery Account, the assets of which are invested in shares of the corresponding Funds.


457 CONTRACT--A type of Contract used exclusively with retirement plans qualified under Section 457 of the Code.


We set out other defined terms in the Prospectus.


                            OTHER CONTRACT PROVISIONS

ASSIGNMENT

Unless contrary to applicable law, the right to any payment under the Contract is neither assignable nor subject to the claim of any creditor.

PARTICIPATION IN DIVISIBLE SURPLUS

A mutual life insurance company differs from a stock life insurance company in that it has no stockholders who are the owners of the enterprise. Accordingly, a Contractholder of Prudential participates in the divisible surplus of Prudential, according to the annual determination of Prudential's Board of Directors as to the portion, if any, of the divisible surplus which has accrued on the Contracts. No assurance can be given as to the amount of divisible surplus, if any, that will be available for distribution under these Contracts in the future. As discussed in the Prospectus, Prudential is considering reorganizing itself into a stock company.


                                 ADMINISTRATION

The assets of each Subaccount of the Discovery Account are invested in a corresponding Fund. The prospectus and the statement of additional information of each Fund describe the investment management and administration of that Fund. Subject to Prudential's supervision, the investment advisory services provided to the Prudential Series Fund, Inc. by Prudential are furnished by its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), pursuant to the service agreement between Prudential and PIC (the "Service Agreement") which provides that Prudential will reimburse PIC for its costs and expenses and, pursuant to a Subadvisory Agreement, by another wholly-owned subsidiary, Jennison Associates Capital Corp. ("Jennison"), with respect to the management of the Prudential Jennison

Portfolio. Both PIC and Jennison are registered as investment advisers under the Investment Advisers Act of 1940.

Prudential generally is responsible for the administrative and recordkeeping functions of the Discovery Account and pays the expenses associated with them. These functions include enrolling Participants, receiving and allocating contributions, maintaining Participant Accounts, preparing and distributing confirmations, statements, and reports. The administrative and recordkeeping expenses borne by Prudential include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, stationery and maintenance of computer and other systems.

With respect to the Small Plan Contracts, Prudential has delegated certain of these administrative and recordkeeping functions to the Small Plan Contract Recordkeeper.

Prudential is reimbursed for these administrative and recordkeeping expenses by the annual account charge and the daily charge against the assets of each Subaccount for administrative expenses.

A daily charge is made which is equal to a maximum effective annual rate of 0.85% of the net assets in each Subaccount (this charge is equal to 1.05% for Small Plan Contracts). All of this charge is for administrative expenses not covered by the annual account charge. During 1999, 1998 and 1997, Prudential received $487,156, $18,262, and $316 respectively for administrative expenses and for providing management services. There is also an annual account charge for administrative expenses of not greater than $32 assessed against a Participant Account. During 1999, 1998 and 1997, Prudential collected $21,188, $6,527, and $173 respectively in annual account charges.

A withdrawal charge is also imposed on certain withdrawals from the Subaccounts and the Guaranteed Interest Account. During 1999, Prudential collected $0 in withdrawal charges.


                             PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN

The Discovery Account may advertise average annual total return information calculated according to a formula prescribed by the U.S. Securities and Exchange Commission ("SEC"). Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical contribution allocated to a Subaccount from the beginning to the end of each specified period of time. The SEC standardized version of this performance information is based on an assumed contribution of $1,000 allocated to a Subaccount at the beginning of each period and full withdrawal of the value of that amount at the end of each specified period, giving effect to any withdrawal charge and all other charges and fees applicable under the Contract. This method of calculating performance further assumes that (i) a $1,000 contribution was allocated to a Subaccount and (ii) no transfers or additional payments were made. Premium taxes are not included in the term "charges" for purposes of this calculation. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical contribution that would compare the Unit Value on the first day of the specified period to the ending redeemable value at the end of the period according to the following formula:

                                 P(1 + T)n= ERV

Where T equals average annual total return, where ERV (the ending redeemable value) is the value at the end of the applicable period of a hypothetical contribution of $1,000 made at the beginning of the applicable period, where P equals a hypothetical contribution of $1,000, and where n equals the number of years.

NON-STANDARD TOTAL RETURN

In addition to the standardized average annual total return information described above, we may present total return information computed on bases different from that standardized method. The Discovery Account may present total return information computed on the same basis as the standardized method except that charges deducted from the hypothetical contribution will not include any withdrawal charge. Consistent with the long-term investment and retirement objectives of the Contract, this total return presentation may assume that investment in the Contract continues beyond the period when the withdrawal charge applies. The total return percentage under this non-standardized method will be higher than that resulting from the standardized method.

The Discovery Account may also present aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Discovery Account for the specified period.

PERFORMANCE INFORMATION


The tables below provide performance information for each Subaccount for specified periods ending December 31, 1999. This performance information is only for Contracts other than the Small Plan Contract. Because its charges are higher, the Small Plan Contract will have lower performance than the other Contracts. For the periods prior to the date the Subaccounts commenced operations, non-standard performance information for the Contracts will be calculated based on the performance of the Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts (this is referred to as "hypothetical performance data"). This information does not indicate or represent future performance.

Table 1 below assumes a hypothetical investment of $1,000 at the beginning of the period via the Subaccount investing in the applicable Fund and withdrawal of the investment on 12/31/99. The rates of return thus reflect the mortality and expense risk fee, the maximum administrative fee, the withdrawal charge and a pro rata portion of the annual account charge. The performance shown below is only for Contracts other than the Small Plan Contract.

                                     TABLE 1
                             SUBACCOUNT STANDARDIZED
                           AVERAGE ANNUAL TOTAL RETURN

                                                                                                ONE
                                                                                                YEAR
           Fund                                                               Date             ENDED          7/31/97-
         Portfolio                                                        Established         12/31/99        12/31/99
         ---------                                                        -----------         --------        --------
    The Prudential Series Fund, Inc.
     Money Market Subaccount........................................        6/24/97            -1.12%             3.80
     Diversified Bond Subaccount....................................        6/24/97            -6.78%             3.26
     Government Income Subaccount...................................        6/24/97            -8.72%             3.85
     Conservative Balanced Subaccount...............................        6/24/97             0.59%             8.60
     Flexible Managed Subaccount....................................        6/24/97             1.64%             8.82
     High Yield Bond Subaccount.....................................        6/24/97            -1.48%             2.75
     Stock Index Subaccount.........................................        6/24/97            14.29%            23.15
     Equity Income Subaccount.......................................        6/24/97             6.36%             8.28
     Equity Subaccount..............................................        6/24/97             6.30%            11.38
     Prudential Jennison Subaccount.................................        6/24/97            35.73%            35.00
     Global Subaccount..............................................        6/24/97            41.74%            23.39
    AIM Variable Insurance Funds, Inc.
     AIM V.I. Growth and Income Subaccount..........................        6/24/97            27.86%            26.21
     AIM V.I. Value Subaccount......................................        6/24/97            23.55%            26.15
    Janus Aspen Series
     Growth Subaccount..............................................        6/24/97            37.51%            33.09
     International Growth Subaccount................................        6/24/97            75.42%            33.44
    MFS Variable Insurance Trust
     Emerging Growth Subaccount.....................................        6/24/97            69.93%            44.81
     Research Subaccount............................................        6/24/97            17.77%            19.40
    OCC Accumulation Trust
     Managed Subaccount.............................................        6/24/97            -1.07%             7.21
     Small Cap Subaccount...........................................        6/24/97            -7.86%            -3.02
    T. Rowe Price
     T. Rowe Price Equity Series, Inc., Equity Income
     Subaccount.....................................................        6/24/97            -2.35%             8.76
     T. Rowe Price International Series, Inc., International
     Stock Subaccount...............................................        6/24/97            26.95%            13.87
    Warburg Pincus Trust
     Global Post-Venture Capital Subaccount.........................        6/24/97            56.83%            28.35

Tables 2 and 3 below show average annual total return and cumulative total return, respectively, on the same assumptions as Table 1 except that the value in the Subaccount is not withdrawn at the end of the period or is withdrawn to effect an annuity. The rates of return shown below reflect the mortality and expense risk fee and the maximum administrative fee, but do not reflect any withdrawal charges or the impact of a pro rata portion of the annual account charge. The performance shown in Tables 2 and 3 below is only for Contracts other than the Small Plan Contract.

                                     TABLE 2
                            SUBACCOUNT "HYPOTHETICAL"
               AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                            ONE        THREE       FIVE         TEN
                                                           YEAR        YEARS       YEARS       YEARS
        Fund                                  DATE         ENDED       ENDED       ENDED       ENDED
     Portfolio                            ESTABLISHED    12/31/99    12/31/99    12/31/99    12/31/99
     ---------                            -----------    --------    --------    --------    --------
 The Prudential Series Fund, Inc.
  Money Market Subaccount..............      5/13/83       3.94%       3.88%       4.11%       4.04%
  Diversified Bond Subaccount..........      5/13/83      -1.72        3.94        6.76        6.63
  Government Income Subaccount.........       5/1/89      -3.66        3.93        6.09        5.96
  Conservative Balanced
    Subaccount.........................      5/13/83       5.65        9.66       11.29        9.23
  Flexible Managed Subaccount..........      5/13/83       6.70       10.64       13.36       10.61
  High Yield Bond Subaccount...........      2/23/87       3.58        4.09        7.68        8.70
  Stock Index Subaccount...............     10/19/87      19.35       26.34       27.12       16.70
  Equity Income Subaccount.............      2/19/88      11.42       12.57       15.67       12.69
  Equity Subaccount....................      5/13/83      11.36       13.87       17.62       13.85
  Prudential Jennison Subaccount.......       5/1/95      40.79       35.14        N/A        30.40
  Global Subaccount....................      9/19/88      46.80       23.74       20.82       12.07
 AIM Variable Insurance Funds, Inc.
  AIM V.I. Growth and Income
    Subaccount.........................       5/2/94      32.92       27.66       26.76       23.14
  AIM V.I. Value Subaccount............       5/5/93      28.61       27.33       25.95       21.84
 Janus Aspen Series
  Growth Subaccount....................      9/13/93      42.57       32.11       28.35       22.86
  International Growth Subaccount......       5/2/94      80.48       34.34       31.55       26.60
 MFS Variable Insurance Trust
  Emerging Growth Subaccount...........      7/24/95      74.99       40.72        N/A        34.88
  Research Subaccount..................      7/24/95      22.83       20.80        N/A        21.25
 OCC Accumulation Trust
  Managed Subaccount...................       8/1/88       3.99       10.53       18.79       15.64
  Small Cap Subaccount.................       8/1/88      -2.80        1.84        7.23       10.02
 T. Rowe Price
 T. Rowe Price Equity Series, Inc.,
   Equity Income Subaccount............      3/31/94       2.71       12.12       17.34       16.15
 T. Rowe Price International Series,
   Inc., International Stock
    Subaccount.........................      3/31/94      32.01       15.43       13.96       12.23
 Warburg Pincus Trust
  Global Post-Venture Capital
    Subaccount.........................      9/30/96      61.89       24.33        N/A        21.69

-----------------------
Note 1: This table assumes no deferred sales charges.

                                     TABLE 3
                            SUBACCOUNT "HYPOTHETICAL"

                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                            ONE        THREE       FIVE         TEN
                                                           YEAR        YEARS       YEARS       YEARS
        Fund                                  DATE         ENDED       ENDED       ENDED       ENDED
     Portfolio                            ESTABLISHED    12/31/99    12/31/99    12/31/99    12/31/99
     ---------                            -----------    --------    --------    --------    --------
 The Prudential Series Fund, Inc.
  Money Market Subaccount..............      5/13/83       3.94        12.09       22.34         48.56
  Diversified Bond Subaccount..........      5/13/83      -1.72        12.28       38.73         90.17
  Government Income Subaccount.........       5/1/89      -3.66        12.26       34.40         78.38
  Conservative Balanced
    Subaccount.........................      5/13/83       5.65        31.87       70.75        141.99
  Flexible Managed Subaccount..........      5/13/83       6.70        35.44       87.28        174.33
  High Yield Bond Subaccount...........      2/23/87       3.58        12.77       44.77        130.44
  Stock Index Subaccount...............     10/19/87      19.35       101.67      232.11        368.75
  Equity Income Subaccount.............      2/19/88      11.42        42.65      107.19        230.58
  Equity Subaccount....................      5/13/83      11.36        47.64      125.21        265.99
  Prudential Jennison Subaccount.......       5/1/95      40.79       146.81       N/A           N/A
  Global Subaccount....................      9/19/88      46.80        89.45      157.59        212.61
 AIM Variable Insurance Funds, Inc.
  AIM V.I. Growth and Income
    Subaccount.........................       5/2/94      32.92       108.03      227.50         N/A
  AIM V.I. Value Subaccount............       5/5/93      28.61       106.46      217.18         N/A
 Janus Aspen Series
  Growth Subaccount....................      9/13/93      42.57       130.58      248.54         N/A
  International Growth Subaccount......       5/2/94      80.48       142.47      294.26         N/A
 MFS Variable Insurance Trust
  Emerging Growth Subaccount...........      7/24/95      74.99       178.67       N/A           N/A
  Research Subaccount..................      7/24/95      22.83        76.29       N/A           N/A
 OCC Accumulation Trust
  Managed Subaccount...................       8/1/88       3.99        35.02      136.61        327.86
  Small Cap Subaccount.................       8/1/88      -2.80         5.63       41.76        159.87
 T. Rowe Price
 T. Rowe Price Equity Series, Inc.,
   Equity Income Subaccount............      3/31/94       2.71        40.96      122.58        136.71
 T. Rowe Price International Series,
   Inc., International Stock
    Subaccount.........................      3/31/94      32.01        53.79       92.24         94.24
 Warburg Pincus Trust
  Global Post-Venture Capital
    Subaccount.........................      9/30/96      61.89        92.20        N/A          N/A

 ------------------------
 Note 1: This table assumes no deferred sales charges.

MONEY MARKET SUBACCOUNT YIELD

The "yield" and "effective yield" figures for the Money Market Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Prudential Series Fund. All fees, expenses and charges associated with the DISCOVERY SELECT Group Annuity and the Series Fund have been reflected.

The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 31, 1999 were 4.55% and 4.65%, respectively, with respect to Contracts other than the Small Plan Contract. The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 31, 1999 were 4.55% and 3.55%, respectively, with respect to the Small Plan Contract.

The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

The deduction referred to above consists of the 0.15% charge for mortality and expense risks and the 0.85% charge for administration. It does not reflect the withdrawal charge.

The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (base period return + 1) 365/7 -1.

The yield on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.

COMPARATIVE PERFORMANCE INFORMATION

Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                    DIRECTORS

FRANKLIN E. AGNEW--Director since 1994 (current term expires April, 2005). Member, Committee on Finance & Dividends; Member, Corporate Governance Committee. Business consultant since 1987. Chief Financial Officer, H.J. Heinz from 1971 to 1986. Mr. Agnew is also a director of Erie Plastics Corporation. Age 65. Address: 600 Grant Street, Suite 660, Pittsburgh, PA 15219.

FREDERIC K. BECKER--Director since 1994 (current term expires April, 2005). Member, Auditing Committee; Member, Corporate Governance Committee. President, Wilentz Goldman and Spitzer, P.A. (law firm) since 1989, with firm since 1960. Age 64. Address: 90 Woodbridge Center Drive, Woodbridge, NJ 07095.

GILBERT F. CASELLAS--Director since 1998 (current term expires April, 2003). Member, Compensation Committee. President and Chief Operating Officer, The Swarthmore Group, Inc. since 1999. Partner, McConnell Valdes, LLP in 1998. Chairman, U.S. Equal Employment Opportunity Commission from 1994 to 1998. Age
47. Address: 1646 West Chester Pike, Suite 3, West Chester, PA 19382.

JAMES G. CULLEN--Director since 1994 (current term expires April, 2001). Member, Compensation Committee; Member, Committee on Business Ethics. President & Chief Operating Officer, Bell Atlantic Corporation, since 1998. President & Chief Executive Officer, Telecom Group, Bell Atlantic Corporation, from 1997 to 1998. Vice Chairman, Bell Atlantic Corporation from 1995 to 1997. President, Bell Atlantic Corporation from 1993 to 1995. Mr. Cullen is also a director of Bell Atlantic Corporation and Johnson & Johnson. Age 57. Address: 1310 North Court House Road, 11th Floor, Alexandria, VA 22201.

CAROLYNE K. DAVIS--Director since 1989 (current term expires April, 2001). Member, Committee on Business Ethics; Member, Compensation Committee. Independent Health Care Advisor since 1997. Health Care Advisor, Ernst & Young, LLP from 1985 to 1997. Dr. Davis is also a director of Beckman Coulter Instruments, Inc., Merck & Co., Inc., Minimed Incorporated, Science Applications International Corporation, and Beverley Enterprises. Age 68. Address: 751 Broad Street, 21st Floor, Newark, NJ 07102-3777.

ROGER A. ENRICO--Director since 1994 (current term expires April, 2002). Member, Committees on Nominations & Corporate Governance; Member, Compensation Committee. Chairman and Chief Executive Officer, PepsiCo, Inc. since 1996. Mr. Enrico originally joined PepsiCo, Inc. in 1971. Mr. Enrico is also a director of A.H. Belo Corporation, Target Corporation, and Electronic Data Systems. Age 55.
Address: 700 Anderson Hill Road, Purchase, NY 10577.

ALLAN D. GILMOUR--Director since 1995 (current term expires April, 2003). Member, Investment Committee; Member, Committee on Finance & Dividends. Retired since 1995. Vice Chairman, Ford Motor Company, from 1993 to 1995. Mr. Gilmour originally joined Ford in 1960. Mr. Gilmour is also a director of Whirlpool Corporation, MediaOne Group, Inc., The Dow Chemical Company and DTE Energy Company. Age 65. Address: 751 Broad Street, 21st Floor, Newark, NJ 07102-3777.

WILLIAM H. GRAY III--Director since 1991 (current term expires April, 2004). Chairman, Committees on Nominations & Corporate Governance. Member, Executive Committee; Member, Committee on Business Ethics. President and Chief Executive Officer, The College Fund/UNCF since 1991. Mr. Gray served in Congress from 1979 to 1991. Mr. Gray is also a director of Chase Manhattan Corporation, Chase Manhattan Bank, Municipal Bond Investors Assurance Corporation, Rockwell International Corporation, Warner-Lambert Company, CBS Corporation, Electronic Data Systems, and Ezgov.com, Inc. Age 58. Address: 8260 Willow Oaks Corp. Drive, Fairfax,VA 22031-4511.

JON F. HANSON--Director since 1991 (current term expires April, 2003). Member, Investment Committee; Member, Committee on Business Ethics. Chairman, Hampshire Management Company since 1976. Mr. Hanson is also a director of James E. Hanson Management Company, Neumann Distributors, Inc., United Water Resources, and Consolidated Delivery and Logistics. Age 63. Address: 235 Moore Street, Suite 200, Hackensack, NJ 07601.

GLEN H. HINER--Director since 1997 (current term expires April, 2001). Member, Compensation Committee. Chairman and Chief Executive Officer, Owens Corning since 1992. Senior Vice President and Group Executive, Plastics Group, General Electric Company from 1983 to 1991. Mr. Hiner is also a director of Dana Corporation, Owens Corning, and Kohler, Co. Age 65. Address: One Owens Corning Parkway, Toledo, OH 43659.

CONSTANCE J. HORNER--Director since 1994 (current term expires April, 2002). Member, Auditing Committee; Member, Committees on Nominations & Corporate Governance. Guest Scholar, The Brookings Institution since 1993. Ms. Horner is also a director of Foster Wheeler Corporation, Ingersoll-Rand Company, and Pfizer, Inc. Age 58. Address: 1775 Massachusetts Ave., N.W. Washington, D.C. 20036-2188.

GAYNOR N. KELLEY--Director since 1997 (current term expires April, 2001). Member, Auditing Committee. Retired since 1996. Chairman and Chief Executive Officer, The Perkin Elmer Corporation from 1990 to 1996. Mr. Kelley is also a director of Hercules Incorporated and Alliant Techsystems. Age 68. Address: 751 Broad Street, 21st Floor, Newark, NJ 07102-3777.

BURTON G. MALKIEL--Director since 1978 (current term expires April, 2002). Chairman, Investment Committee; Member, Executive Committee; Member, Committee on Finance & Dividends. Professor of Economics, Princeton University, since 1988. Dr. Malkiel is also a director of Banco Bilbao Vizcaya Gestinova, Baker Fentress & Company, The Jeffrey Company, Select Sector SPDR Trusts, and Vanguard Group, Inc. Age 67. Address: Princeton University, Department of Economics, 110 Fisher Hall, Prospect Avenue, Princeton, NJ 08544-1021.

ARTHUR F. RYAN--Chairman of the Board Chief Executive Officer and President of Prudential since 1994. President and Chief Operating Officer, Chase Manhattan Bank from 1990 to 1994, with Chase since 1972. Age 57. Address: 751 Broad Street, Newark, NJ 07102-3777.

IDA F.S. SCHMERTZ--Director since 1997 (current term expires April, 2004). Member, Audit Committee. Principal, Investment Strategies International since 1994. Age 65. Address: 751 Broad Street, 21st Floor, Newark, NJ 07102-3777.

CHARLES R. SITTER--Director since 1995 (current term expires April, 2003). Member, Committee on Finance & Dividend; Member, Investment Committee. Retired since 1996. President, Exxon Corporation from 1993 to 1996. Mr. Sitter began his career with Exxon in 1957. Age 69. Address: 5959 Las Colinas Boulevard, Irving, TX 75039-2298.

DONALD L. STAHELI--Director since 1995 (current term expires April, 2003). Member, Compensation Committee; Member, Auditing Committee. Retired since 1996. Chairman and Chief Executive Officer, Continental Grain Company from 1994 to 1997. President and Chief Executive Officer, Continental Grain Company from 1988 to 1994. Age 68 Address: 47 East South Temple, #501, Salt Lake City, UT 84150.

RICHARD M. THOMSON--Director since 1976 (current term expires April, 2004). Chairman, Executive Committee; Chairman, Compensation Committee. Retired since 1998. Chairman of the Board, The Toronto-Dominion Bank from 1997 to 1998. Chairman and Chief Executive Officer from 1978 to 1997. Mr. Thomson is also a director of CGC, Inc., INCO, Limited, S.C. Johnson & Son, Inc., The Thomson Corporation, Canadian Occidental Petroleum Ltd., The Toronto-Dominion Bank, Ontario Power Generation, Inc., Canada Pension Plan Investment Board, and TrizecHahn Corporation. Age 66. Address: P.O. Box 1, Toronto-Dominion Centre, Toronto, Ontario, M5K 1A2, Canada.

JAMES A. UNRUH--Director since 1996 (current term expires April, 2004). Member, Committees on Nominations & Corporate Governance; Member, Investment Committee. Founding Member, Alerion Capital Group, LLC since

1998. Chairman and Chief Executive Officer, Unisys Corporation, from 1990 to 1997. Mr. Unruh is also a director of Moss Software, Inc. Age 59. Address: 751 Broad Street, 21st Floor, Newark, NJ 07102-3777.

P. ROY VAGELOS, M.D.--Director since 1989 (current term expires April, 2001). Chairman, Auditing Committee; Member, Executive Committee; Member, Committees on Nominations & Corporate Governance. Chairman, Regeneron Pharmaceuticals since 1995. Chairman, Advanced Medicines, Inc. since 1997. Chairman, Chief Executive Officer and President, Merck & Co., Inc. from 1986 to 1995. Dr. Vagelos originally joined Merck in 1975. Dr. Vagelos is also a director of The Estee Lauder Companies, Inc. and PepsiCo., Inc. Age 70. Address: One Crossroads Drive, Building A, 3rd Floor, Bedminster, NJ 07921.

STANLEY C. VAN NESS--Director since 1990 (current term expires April, 2002). Chairman, Committee on Business Ethics; Member, Executive Committee; Member, Auditing Committee. Partner, Herbert, Van Ness, Cayci & Goodell (law firm) since 1998. Counselor at Law, Picco Herbert Kennedy (law firm) from 1990 to 1998. Mr. Van Ness is also a director of Jersey Central Power & Light Company. Age 66.
Address: 22 Chambers Street, Princeton, NJ 08542.

PAUL A. VOLCKER--Director since 1988 (current term expires April, 2004). Chairman, Committee on Finance & Dividends; Member, Executive Committee; Member, Committee on Nominations & Corporate Governance. Consultant since 1997. Chairman and Chief Executive Officer, Wolfensohn & Co., Inc. 1995 to 1996. Chairman, James D. Wolfensohn, Inc. 1988 to 1995. Mr. Volcker is also a director of Nestle, S.A,. and as well as a Member of the Board of Overseers of TIAA-CREF. Age 72. Address: 610 Fifth Avenue, Suite 420, New York, NY 10020.

JOSEPH H. WILLIAMS--Director since 1994 (current term expires April, 2002). Member, Committee on Finance & Dividends; Member, Investment Committee. Director, The Williams Companies since 1979. Chairman & Chief Executive Officer, The Williams Companies from 1979 to 1993. Mr. Williams is also a director of The Orvis Company, and AEA Investors, Inc. Age 66. Address: One Williams Center, Tulsa, OK 74172.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                               PRINCIPAL OFFICERS

ARTHUR F. RYAN--Chairman of the Board, Chief Executive Officer, and President since 1994; prior to 1994, President and Chief Operating Officer, Chase Manhattan Corporation. Age 57.

MICHELE S. DARLING--Executive Vice President, Corporate Governance and Human Resources since 2000; Executive Vice President, Human Resources from 1997 to 2000; prior to 1997, Executive Vice President, Human Resources, Canadian Imperial Bank of Commerce. Age 46.

ROBERT C. GOLDEN--Executive Vice President, Operations and Systems since 1997; prior to 1997, Executive Vice President, Prudential Securities. Age 53.

MARK B. GRIER--Executive Vice President, Financial Management since 2000; Executive Vice President, Corporate Governance from 1998 to 2000; Executive Vice President, Financial Management from 1997 to 1998; Chief Financial Officer from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation. Age 47.

JEAN D. HAMILTON--Executive Vice President, Prudential Institutional since 1998; President, Diversified Group since 1995 to 1998; prior to 1995, President, Prudential Capital Group. Age 53.

RODGER A. LAWSON--Executive Vice President, International Investments & Global Marketing Communications since 1998; Executive Vice President, Marketing and Planning from 1996 to 1998; President and CEO, Van Eck Global, from 1994 to 1996; prior to 1994, President and CEO, Global Private Banking, Bankers Trust Company. Age 53.

KIYOFUMI SAKAGUCHI--Executive Vice President, International Insurance since 1998; President, International Insurance Group from 1995 to 1998; prior to 1995, Chairman and CEO, The Prudential Life Insurance Co., Ltd., Japan. Age 57.

JOHN R. STRANGFELD--Executive Vice President, Global Asset Management since 1998; Chief Executive Officer, Private Asset Management Group (PAMG) from 1996 to 1998; President, PAMG, from 1994 to 1996; prior to 1994, Senior Managing Director. Age 46.

VIVIAN BANTA--Executive Vice President, Individual Financial Services since 2000; Consultant, Individual Financial Services from 1998 to 1999; Consultant, Morgan Stanley from 1997 to 1998; Executive Vice President, Global Investor Service, The Chase Manhattan Bank from 1991 to 1997. Age 49.

RICHARD J. CARBONE--Senior Vice President and Chief Financial Officer since 1997; Controller, Salomon Brothers, from 1995 to 1997; prior to 1995, Controller, Bankers Trust. Age 52.

ANTHONY S. PISZEL--Senior Vice President and Controller since 2000; Vice President and Controller from 1998 to 2000. Vice President, Enterprise Financial Management from 1997 to 1998; prior to 1997, Chief Financial Officer, Individual Insurance Group. Age 45.

SUSAN J. BLOUNT--Vice President and Secretary since 1995; prior to 1995, Assistant General Counsel. Age 42.

C. EDWARD CHAPLIN--Vice President and Treasurer since 1995; prior to 1995, Managing Director and Assistant Treasurer. Age 43.

                              SALE OF THE CONTRACTS

Prudential Investment Management Services LLC ("PIMS"), a subsidiary of Prudential, offers the Contracts on a continuous basis through Corporate Office, regional home office and group sales office employees in those states in which the Contracts may be lawfully sold. It may also offer the Contracts through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiary(ies) of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary. During 1999, 1998 and 1997, the aggregate dollar amount of underwriting commissions paid to PIMS were $573,984, $105,206, and $4,896, respectively. During 1999, 1998 and 1997 PIMS paid $573,984, $105,206, and $4,896 respectively to cover individual representatives' commissions and other distribution expenses.

Prudential may pay trail commissions to registered representatives who maintain an ongoing relationship with a Contractholder. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the Contract and the amount of time that the Contract has been in effect.


                                  LEGAL MATTERS

All matters relating to New Jersey law pertaining to the Contracts, including the validity of the Contracts and Prudential's authority to issue the Contracts, have been passed upon by C. Christopher Sprague, Assistant General Counsel of Prudential. Shea and Gardner of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.


                                     EXPERTS

The consolidated financial statements of Prudential and its subsidiaries as of December 31, 1999 and 1998 and for each of the two years in the period ended December 31, 1999 and the financial statements of the Account as of December 31, 1999 and for each of the three years in the period then ended included in this statement of additional information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.


                              FINANCIAL STATEMENTS

The consolidated financial statements for Prudential and subsidiaries included herein should be distinguished from the financial statements of the Discovery Account, and should be considered only as bearing upon the ability of Prudential to meet its obligations under the Contracts. Also included herein are certain financial statements of the Discovery Account.

                                  FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS

STATEMENTS OF NET ASSETS
DECEMBER 31, 1999


                                                                                SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                       Prudential Series Prudential Series Prudential Series Prudential Series     Prudential Series
                                             Fund              Fund              Fund              Fund                  Fund
                                         Money Market    Diversified Bond  Government Income Conservative Balanced  Flexible Managed
                                       ----------------- ----------------  ----------------- --------------------- -----------------
   Asset Value [Note 2] ..............    $1,400,902        $1,153,780        $639,648           $2,903,766             $2,991,947
Net Receivable (Payable) from
   the Prudential Insurance Co.
   of America ........................        (1,176)           (1,250)            113               (4,976)                (4,313)
                                          ----------        ----------        --------           ----------             ----------
Net Assets ...........................    $1,399,726        $1,152,530        $639,761           $2,898,790             $2,987,634
                                          ==========        ==========        ========           ==========             ==========
Net Assets Representing:
Equity of Participants
   of Other than Small
   Plan Contracts ....................    $1,395,815        $1,110,270        $625,002           $2,888,694             $2,987,634
Equity of Participants of
   Small Plan Contracts ..............         3,911            42,260          14,759               10,096                 --
                                          ----------        ----------        --------           ----------             ----------
Net Assets ...........................    $1,399,726        $1,152,530        $639,761           $2,898,790             $2,987,634
                                          ==========        ==========        ========           ==========             ==========



                                                                                SUBACCOUNTS
                                       --------------------------------------------------------------------------------------------
                                        Prudential Series Prudential Series Prudential Series Prudential Series Prudential Series
                                              Fund                Fund           Fund              Fund              Fund
                                         High Yield Bond      Stock Index    Equity Income        Equity            Jennison
                                        ----------------- ----------------------------------- ----------------- -------------------
   Asset Value [Note 2] ..............       $389,634          $14,050,548     $1,398,485        $14,563,586      $7,906,065
Net Receivable (Payable) from
   the Prudential Insurance Co.
   of America ........................             96               (9,612)        (6,770)           (40,437)         (1,031)
                                             --------          -----------     ----------        -----------      ----------
Net Assets ...........................       $389,730          $14,040,936     $1,391,715        $14,523,149      $7,905,034
                                             ========          ===========     ==========        ===========      ==========
Net Assets Representing:
Equity of Participants
   of Other than Small
   Plan Contracts ....................       $383,596          $13,880,585
Equity of Participants of                                                      $1,360,964        $14,512,558      $7,884,150
   Small Plan Contracts ..............          6,134              160,351         30,751             10,591          20,884
                                             --------          -----------     ----------        -----------      ----------
Net Assets ...........................       $389,730          $14,040,936     $1,391,715        $14,523,149      $7,905,034
                                             ========          ===========     ==========        ===========      ==========





                                                                     SUBACCOUNTS
                                       ---------------------------------------------------------------------
                                       Prudential Series  AIM V.I.
                                            Fund          Growth and          AIM V.I.          Janus Aspen
                                           Global           Income             Value             Growth
                                       -----------------  ----------         -----------       -------------
Investment in Shares at Net
   Asset Value [Note 2] ..............  $3,356,549        $3,347,345          $4,602,115        $8,686,546
Net Receivable (Payable) from
   the Prudential Insurance Co.
   of America ........................      (3,720)           (8,571)              3,269             1,759
                                        ----------        ----------          ----------        ----------
Net Assets ...........................  $3,352,829        $3,338,774          $4,605,384        $8,688,305
                                        ==========        ==========          ==========        ==========
Net Assets Representing:
Equity of Participants of
   Other than Small
   Plan Contracts ....................  $3,351,616        $3,333,025          $4,595,809        $8,665,662
Equity of Participants
   of Small Plan Contracts. ..........       1,213             5,749               9,575            22,643
                                        ----------        ----------          ----------        ----------
Net Assets ...........................  $3,352,829        $3,338,774          $4,605,384        $8,688,305
                                        ==========        ==========          ==========        ==========


                                               SEE NOTES TO FINANCIAL STATEMENTS

                                  FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS

STATEMENTS OF NET ASSETS
DECEMBER 31, 1999



                                                                           SUBACCOUNTS
                                   -------------------------------------------------------------------------------------------------
                                    Janus Aspen          MFS                     OCC Accumulation   OCC Accumulation     T. Rowe
                                   International       Emerging       MFS              Trust             Trust            Price
                                      Growth            Growth      Research          Managed           Small Cap      Equity Income
                                   --------------     ----------    --------     ----------------   ----------------   -------------
Investment in Shares at Net
   Asset Value [Note 2] ..........   $3,762,454       $5,439,238    $841,176          $673,693          $269,421         $1,044,140
Net Receivable (Payable) from
   the Prudential Insurance Co.
   of America ....................      (11,157)          (5,038)     (1,565)           (4,921)            1,374             (3,651)
                                     ----------       ----------    --------          --------          --------         ----------
Net Assets .......................   $3,751,297       $5,434,200    $839,611          $668,772          $270,795         $1,040,489
                                     ==========       ==========    ========          ========          ========         ==========
Net Assets Representing:
Equity of Participants of
    Other than Small
    Plan Contracts ...............   $3,750,686       $5,432,301    $839,595          $668,772          $260,461         $1,034,911
Equity of Participants of
    Small Plan Contracts .........          611            1,899          16              --              10,334              5,578
                                     ----------       ----------    --------          --------          --------         ----------
Net Assets .......................   $3,751,297       $5,434,200    $839,611          $668,772          $270,795         $1,040,489
                                     ==========       ==========    ========          ========          ========         ==========




                                                 SUBACCOUNTS
                                   ---------------------------------------
                                        T. Rowe             Warburg Pincus
                                         Price               Post-Venture
                                   International Stock         Capital
                                   -------------------      --------------

Investment in Shares at Net
   Asset Value [Note 2] ..........      $223,053              $226,064
Net Receivable (Payable) from
   the Prudential Insurance Co.
   of America ....................        (4,303)               (1,872)
                                        --------              --------
Net Assets .......................      $218,750              $224,192
                                        ========              ========
Net Assets Representing:
Equity of Participants of
    Other than Small
    Plan Contracts ...............      $213,253              $200,662
Equity of Participants of
    Small Plan Contracts .........         5,497                23,530
                                        --------              --------
Net Assets .......................      $218,750              $224,192
                                        ========              ========


STATEMENTS OF OPERATIONS
YEAR ENDED
DECEMBER 31, 1999


                                                                           SUBACCOUNTS
                                     -----------------------------------------------------------------------------------------------
                                     Prudential Series   Prudential Series  Prudential Series  Prudential Series   Prudential Series
                                           Fund                Fund              Fund              Fund                  Fund
                                        Money Market      Diversified Bond  Government Income Conservative Balanced Flexible Managed
                                     -----------------   -----------------  ----------------- --------------------- ----------------
Investment Income
  Ordinary Dividend Distributions ....    $41,868              --                --                $ 97,548          $     91
  Expense [Note 3]
    Fees Charged to Participants
      for Administrative  Purposes and
      Mortality and Expense Risk. ....     (8,477)         $ (8,997)          $(5,865)              (21,982)          (23,126)
                                          -------           --------          --------              --------          --------
Net Investment Income ................     33,391            (8,997)           (5,865)               75,566           (23,035)
                                          -------           --------          --------              --------          --------
Net Realized and Unrealized
Gains on Investments
Capital Gains Distributions Received .       --               2,015              --                  12,170            23,132
Net Realized Loss
   on Investments. ...................       --             (16,649)          (12,248)              (33,937)          (66,885)
Net Increase (Decrease) in Unrealized
   Appreciation on Investments. ......       --               9,329            (3,688)               76,396           226,496
                                         -------           --------          --------              --------          --------
Net gain (loss) on Investments .......       --              (5,305)          (15,936)               54,629           182,743
                                         -------           --------          --------              --------          --------
Net Increase (Decrease) in
Net Assets Resulting
From Operations ......................   $33,391           $(14,302)         $(21,801)             $130,195          $159,708
                                         =======           ========          ========              ========          ========


                                                       SUBACCOUNTS
                                          -------------------------------------
                                          Prudential Series   Prudential Series
                                               Fund                Fund
                                           High Yield Bond       Stock Index
                                         ------------------  -----------------
Investment Income
  Ordinary Dividend Distributions ....       $   905              $  108,916
  Expense [Note 3]
    Fees Charged to Participants
      for Administrative  Purposes and
      Mortality and Expense Risk. ....        (3,000)                (94,041)
                                             -------              ----------
Net Investment Income ................        (2,095)                 14,875
                                             =======              ==========
Net Realized and Unrealized
Gains on Investments
Capital Gains Distributions Received .          --                   143,078
Net Realized Loss
   on Investments. ...................       (12,879)                (29,506)
Net Increase (Decrease) in Unrealized
   Appreciation on Investments. ......        25,239               1,656,196
                                             -------              ----------
Net gain (loss) on Investments .......        12,360               1,769,768
                                             -------              ----------
Net Increase (Decrease) in
Net Assets Resulting
From Operations ......................       $10,265              $1,784,643
                                             =======              ==========

                                              See Notes to Financial Statements

                                  FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS


STATEMENTS OF OPERATIONS
YEAR ENDED
DECEMBER 31, 1999


                                                                           SUBACCOUNTS
                                          ----------------------------------------------------------------------------------
                                          Prudential Series     Prudential Series     Prudential Series   Prudential Series
                                                Fund                 Fund                   Fund                Fund
                                            Equity Income           Equity                Jennison             Global
                                          -----------------     -----------------     ------------------  ------------------
Investment Income
   Ordinary Dividend Distributions .......    $23,344              $206,966            $   16,472            $  7,336
   Expense [Note 3]
      Fees Charged to Participants
      for Administrative Purposes and
      Mortality and Expense Risk .........     (9,202)             (114,496)              (38,917)            (20,689)
                                              -------            ----------            ----------            --------
Net Investment Income (Loss) .............     14,142                92,470               (22,445)            (13,353)
                                              -------            ----------            ----------            --------

Net Realized and Unrealized
Gains on Investments
Capital Gains Distributions Received .....    135,464             1,583,550               277,098              12,863
Net Realized Loss
   on Investments ........................    (50,912)             (665,565)              (24,134)             (9,934)
Net Increase (Decrease) in Unrealized
   Appreciation on Investments ...........    (15,019)               23,565             1,452,109             968,680
                                              -------            ----------            ----------            --------
Net gain on Investments ..................     69,533               941,550             1,705,073             971,609
                                              -------            ----------            ----------            --------
Net Increase
in Net Assets
Resulting From Operations ................    $83,675            $1,034,020            $1,682,628            $958,256
                                              =======            ==========            ==========            ========



                                                                SUBACCOUNTS
                                          -----------------------------------------------------

                                               AIM V.I.          AIM V.I.          Janus Aspen
                                          Growth and Income        Value             Growth
                                          -----------------------------------------------------
Investment Income
   Ordinary Dividend Distributions .......    $ 27,640          $ 74,316          $   12,133
   Expense [Note 3]
      Fees Charged to Participants
      for Administrative Purposes and
      Mortality and Expense Risk .........     (15,452)          (23,015)            (40,123)
                                              --------          --------          ----------
Net Investment Income (Loss) .............      12,188            51,301             (27,990)
                                              --------          --------          ----------

Net Realized and Unrealized
Gains on Investments
Capital Gains Distributions Received .....        --                --                20,713
Net Realized Loss
   on Investments ........................     (16,747)          (21,715)             (8,475)
Net Increase (Decrease) in Unrealized
   Appreciation on Investments ...........     599,043           652,636           1,775,148
                                              --------          --------          ----------
Net gain on Investments ..................     582,296           630,921           1,787,386
                                              --------          --------          ----------
Net Increase
in Net Assets
Resulting From Operations ................    $594,484          $682,222          $1,759,396
                                              ========          ========          ==========




                                                                                   SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                   Janus Aspen          MFS                           OCC Accumulation
                                                  International      Emerging             MFS              Trust
                                                    Growth            Growth            Research          Managed
                                                ---------------   -------------        ---------      -----------------
Investment Income
   Ordinary Dividend Distributions ..........   $    3,170             --               $    757          $ 4,898
   Expense [Note 3]
      Fees Charged to Participants
      for Administrative Purposes and
      Mortality Expense Risk ................      (14,339)       $  (23,778)             (4,864)          (4,973)
                                                ----------        ----------            --------          -------
Net Investment Income (Loss) ................      (11,169)          (23,778)             (4,107)             (75)
                                                ----------        ----------            --------          -------
Net Realized and Unrealized
Gains on Investments
Capital Gains Distributions Received ........        --                --                  3,997           10,992
Net Realized Gain (Loss)
   on Investments ...........................       (4,901)          (15,295)            (10,520)         (12,592)
Net Increase in Unrealized
   Appreciation on Investments ..............    1,353,126         2,019,639             150,326           19,818
                                                ----------        ----------            --------          -------
Net gain (loss) on Investments ..............    1,348,225         2,004,344             143,803           18,218
                                                ----------        ----------            --------          -------
Net Increase (Decrease) in Net
Assets Resulting From
Operations ..................................   $1,337,056        $1,980,566            $139,696          $18,143
                                                ==========        ==========            ========          =======




                                                                                   SUBACCOUNTS
                                                -------------------------------------------------------------------------------
                                                OCC Accumulation        T. Rowe            T. Rowe              Warburg Pincus
                                                     Trust              Price               Price                Post-Venture
                                                    Small Cap         Equity Income     International Stock        Capital
                                                -----------------     -------------     -------------------     --------------
Investment Income
   Ordinary Dividend Distributions ..........      $   861               $57,696            $ 3,289                   --
   Expense [Note 3]
      Fees Charged to Participants
      for Administrative Purposes and
      Mortality Expense Risk ................       (2,004)               (7,676)            (1,245)              $  (895)
                                                   -------               -------            -------               -------
Net Investment Income (Loss) ................       (1,143)               50,020              2,044                  (895)
                                                   -------               -------            -------               -------
Net Realized and Unrealized
Gains on Investments
Capital Gains Distributions Received ........          --                  1,862               --                     --
Net Realized Gain (Loss)
   on Investments ...........................      (19,360)              (27,479)             2,093                   (37)
Net Increase in Unrealized
   Appreciation on Investments ..............       16,241                30,169             46,344                66,438
                                                   -------               -------            -------               -------
Net gain (loss) on Investments ..............       (3,119)                4,552             48,437                66,401
                                                   -------               -------            -------               -------
Net Increase (Decrease) in Net
Assets Resulting From
Operations ..................................      ($4,262)              $54,572            $50,481               $65,506
                                                   =======               =======            =======               =======




                                               SEE NOTES TO FINANCIAL STATEMENTS

                                  FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SUBACCOUNTS
                                         ----------------------------------------------------------------------------
                                                 Prudential Series Fund              Prudential Series Fund
                                                    Money Market                        Diversified Bond
                                         -------------------------------------   ------------------------------------
                                              Year                 Year                Year              Year
                                              Ended               Ended               Ended             Ended
                                         December 31, 1999   December 31, 1998   December 31, 1999  December 31, 1998
                                         -----------------   -----------------   -----------------  -----------------
Net Increase (Decrease) in Net Assets
      Resulting From Operations .........  $   33,391           $  6,945          $  (14,302)           $ 15,786
                                           ----------           --------          ----------            --------
Accumulation Unit Transactions
   Purchase Payments and
     Transfers In [Note 7& 8] ...........   2,394,918            797,116           1,095,971             810,474
   Withdrawals and
     Transfers Out [Notes 7&8] ..........  (1,479,485)          (359,300)           (599,165)           (157,252)
Annual Account Charges Deducted
   From Participants' Accumulation
     Accounts [Note 4] ..................      (1,539)              (545)             (3,481)               (973)
                                           ----------           --------          ----------            --------
Net Increase In Net Assets
   Resulting From Accumulation
   Unit Transactions ....................     913,894            437,271             493,325             652,249
                                           ----------           --------          ----------            --------
Total Increase in Net Assets ............     947,285            444,216             479,023             668,035
Net Assets
   Beginning of Year ....................     452,441              8,225             673,507               5,472
                                           ----------           --------          ----------            --------
   End of Year ..........................  $1,399,726           $452,441          $1,152,530            $673,507
                                           ==========           ========          ==========            ========



                                                                           SUBACCOUNTS
                                           ------------------------------------------------------------------------------
                                                   Prudential Series Fund                        Prudential Series Fund
                                                     Government Income                            Conservative Balance
                                            -------------------------------------    ------------------------------------
                                                   Year              Year                  Year              Year
                                                   Ended             Ended                 Ended             Ended
                                             December 31, 1999  December 31, 1998    December 31, 1999  December 31, 1998
                                             -----------------  -----------------    -----------------  -----------------
Net Increase (Decrease) in Net Assets
      Resulting From Operations .........        $(21,801)        $    9,692            $  130,195          $   53,367
                                                 --------         ----------            ----------          ----------
Accumulation Unit Transactions
   Purchase Payments and
     Transfers In [Note 7& 8] ...........         624,926            505,132             1,673,772           1,678.603
   Withdrawals and
     Transfers Out [Notes 7&8] ..........        (339,516)          (138,978)             (528,225)           (111,465)
Annual Account Charges Deducted
   From Participants' Accumulation
     Accounts [Note 4] ..................            (238)               (76)               (2,390)               (729)
                                                 --------         ----------            ----------          ----------
Net Increase In Net Assets
   Resulting From Accumulation
   Unit Transactions ....................         285,172            366,078             1,143,157           1,566,409
                                                 --------         ----------            ----------          ----------
Total Increase in Net Assets ............         263,371            375,770             1,273,352           1,619,776
Net Assets
   Beginning of Year ....................         376,390                620             1,625,438               5,662
                                                 --------         ----------            ----------          ----------
   End of Year ..........................        $639,761           $376,390            $2,898,790          $1,625,438
                                                 ========         ==========            ==========          ==========





                                                                                SUBACCOUNTS
                                             ---------------------------------------------------------------------------------------
                                                     Prudential Series Fund                       Prudential Series Fund
                                                        Flexible Managed                             High Yield Bond
                                             ------------------------------------------     ----------------------------------------
                                                   Year                    Year                  Year                   Year
                                                   Ended                   Ended                 Ended                  Ended
                                             December 31, 1999        December 31, 1998      December 31, 1999     December 31, 1998
                                             -----------------        -----------------     ------------------    ------------------
Net Increase (Decrease) in Net Assets
      Resulting From Operations ............   $  159,708              $   33,775               $ 10,265                ($6,058)
                                               ----------              ----------               --------               --------
Accumulation Unit Transactions
   Purchase Payments and
      Transfers In [Notes 7&8] .............    1,879,520               1,770,868                443,187                198,666
   Withdrawals and
      Transfers Out [Notes 7&8] ............     (678,149)               (219,644)              (260,368)               (13,733)
Annual Account Charges Deducted
   From Participants' Accumulation
      Accounts [Note 4] ....................       (1,150)                   (351)                (1,704)                  (789)
                                               ----------              ----------               --------               --------
Net Increase In Net Assets
   Resulting From Accumulation
     Unit Transactions .....................    1,200,221               1,550,873                181,115                184,144
                                               ----------              ----------               --------               --------
Total Increase in Net Assets ...............    1,359,929               1,584,648                191,380                178,086
Net Assets
   Beginning of Year .......................    1,627,705                  43,057                198,350                 20,264
                                               ----------              ----------               --------               --------
   End of Year .............................   $2,987,634              $1,627,705               $389,730               $198,350
                                               ==========              ==========               ========               ========





                                                                                SUBACCOUNTS
                                             -------------------------------------------------------------------------------
                                                        Prudential Series Fund              Prudential Series Fund
                                                              Stock Index                         Equity Income
                                              ---------------------------------------   ------------------------------------
                                                   Year                   Year               Year               Year
                                                   Ended                  Ended              Ended              Ended
                                              December 31, 1999     December 31, 1998   December 31, 1999  December 31, 1998
                                              -----------------     -----------------   -----------------  -----------------
Net Increase (Decrease) in Net Assets
      Resulting From Operations ............    $ 1,784,643            $  456,810         $   83,675           ($13,604)
                                                -----------            ----------         ----------           --------
Accumulation Unit Transactions
   Purchase Payments and
      Transfers In [Notes 7&8] .............     10,105,989             4,860,238            955,179            555,878
   Withdrawals and
      Transfers Out [Notes 7&8] ............     (2,853,456)             (329,120)          (187,432)           (10,679)
Annual Account Charges Deducted
   From Participants' Accumulation
      Accounts [Note 4] ....................         (3,225)                 (457)            (2,510)            (1,092)
                                                -----------            ----------         ----------           --------
Net Increase In Net Assets
   Resulting From Accumulation
     Unit Transactions .....................      7,249,308             4,530,661            765,237            544,107
                                                -----------            ----------         ----------           --------
Total Increase in Net Assets ...............      9,033,951             4,987,471            848,912            530,503
Net Assets
   Beginning of Year .......................      5,006,985                19,514            542,803             12,300
                                                -----------            ----------         ----------           --------
   End of Year .............................    $14,040,936            $5,006,985         $1,391,715           $542,803
                                                ===========            ==========         ==========           ========





                                               See Notes to Financial Statements

                                  FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS


STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SUBACCOUNTS
                                       -----------------------------------------------------------------------------------------
                                              Prudential Series Fund                          Prudential Series Fund
                                                     Equity                                         Jennison
                                       ---------------------------------------     ---------------------------------------------
                                            Year                  Year                   Year                        Year
                                            Ended                 Ended                  Ended                       Ended
                                       December 31, 1999    December 31, 1998      December 31, 1999           December 31, 1998
                                       -----------------    ------------------     ------------------         ------------------
Net Increase (Decrease) in Net
      Assets Resulting From
      Operations ....................    $ 1,034,020             ($57,291)             $1,682,628                 $  141,092
                                         -----------           ----------              ----------                 ----------
Accumulation Unit Transactions
   Purchase Payments and
     Transfers In [Notes 7&8] .......     13,835,428            9,455,297               5,983,040                    887,743
   Withdrawals and
     Transfers Out [Notes 7&8] ......     (8,781,048)            (990,979)               (794,308)                   (24,581)
Annual Account Charges Deducted
   From Participants' Accumulation
     Accounts [Note 4] ..............         (1,222)                (483)                 (1,210)                      (175)
                                         -----------           ----------              ----------                 ----------
Net Increase In Net Assets
   Resulting From Accumulation
   Unit Transactions ................      5,053,158            8,463,835               5,187,522                    862,987
                                         -----------           ----------              ----------                 ----------
Total Increase in Net Assets ........      6,087,178            8,406,544               6,870,150                  1,004,079
Net Assets
   Beginning of Year ................      8,435,971               29,427               1,034,884                     30,805
                                         -----------           ----------              ----------                 ----------
   End of Year ......................    $14,523,149           $8,435,971              $7,905,034                 $1,034,884
                                         ===========           ==========              ==========                 ==========



                                                                          SUBACCOUNTS
                                        -------------------------------------------------------------------------------
                                                  Prudential Series Fund                       AIM V.I.
                                                        Global                            Growth and Income
                                        ---------------------------------------   -------------------------------------

                                              Year                  Year               Year                Year
                                              Ended                 Ended              Ended               Ended
                                        December 31, 1999    December 31, 1998    December 31, 1999  December 31, 1998
                                        -----------------    ------------------   -----------------  ------------------
Net Increase (Decrease) in Net
      Assets Resulting From
      Operations .....................    $  958,256            $   67,098           $  594,484          $ 29,122
                                          ----------            ----------           ----------          --------
Accumulation Unit Transactions
   Purchase Payments and
     Transfers In [Notes 7&8] ........     1,819,230             1,462,943            2,719,119           172,557
   Withdrawals and
     Transfers Out [Notes 7&8] .......      (803,971)             (164,746)            (183,516)           (3,487)
Annual Account Charges Deducted
   From Participants' Accumulation
     Accounts [Note 4] ...............           (66)                  (26)                (419)             (113)
                                          ----------            ----------           ----------          --------
Net Increase In Net Assets
   Resulting From Accumulation
   Unit Transactions .................     1,015,193             1,298,171            2,535,184           168,957
                                          ----------            ----------           ----------          --------
Total Increase in Net Assets .........     1,973,449             1,365,269            3,129,668           198,079
Net Assets
   Beginning of Year .................     1,379,380                14,111              209,106            11,027
                                          ----------            ----------           ----------          --------
   End of Year .......................    $3,352,829            $1,379,380           $3,338,774          $209,106
                                          ==========            ==========           ==========          ========



                                                                                SUBACCOUNTS
                                     ---------------------------------------------------------------------------------------
                                                    AIM V.I.                                   Janus Aspen
                                                     Value                                        Growth
                                     --------------------------------------     --------------------------------------------
                                           Year                  Year                Year                     Year
                                           Ended                 Ended               Ended                    Ended
                                     December 31, 1999    December 31, 1998     December 31, 1999        December 31, 1998
                                     -----------------    -----------------     ------------------      --------------------
Net Increase in Net Assets
      Resulting From Operations .....   $  682,222           $ 68,346              $1,759,396                $ 89,727
                                        ----------           --------              ----------                --------
Accumulation Unit Transactions
   Purchase Payments and
     Transfers In [Notes 7&8] .......    3,664,102            410,625               6,858,833                 519,122
   Withdrawals and
     Transfers Out [Notes 7&8] ......     (226,359)           (10,598)               (506,602)                (36,451)
Annual Account Charges Deducted
   From Participants' Accumulation
     Accounts [Note 4] ..............         (194)               (37)                   (265)                    (73)
                                        ----------           --------              ----------                --------
Net Increase In Net Assets
   Resulting From Accumulation
   Unit Transactions ................    3,437,549            399,990               6,351,966                 482,598
                                        ----------           --------              ----------                --------
Total Increase in Net Assets ........    4,119,771            468,336               8,111,362                 572,325
Net Assets
   Beginning of Year ................      485,613             17,277                 576,943                   4,618
                                        ----------           --------              ----------                --------
    End of Year .....................   $4,605,384           $485,613              $8,688,305                $576,943
                                        ==========           ========              ==========                ========




                                                                                SUBACCOUNTS
                                          ----------------------------------------------------------------------------------
                                                       Janus Aspen                                    MFS
                                                   International Growth                          Emerging Growth
                                          ----------------------------------------    --------------------------------------
                                               Year                   Year                   Year                Year
                                               Ended                  Ended                  Ended               Ended
                                          December 31, 1999      December 31, 1998    December 31, 1999    December 31, 1998
                                          ------------------     -----------------    -----------------    -----------------
Net Increase in Net Assets
      Resulting From Operations ........      $1,337,056             $ 13,892             $1,980,566           $124,826
                                              ----------             --------             ----------           --------
Accumulation Unit Transactions
   Purchase Payments and
     Transfers In [Notes 7&8] ..........       2,174,414              369,321              3,013,205            704,021
   Withdrawals and
     Transfers Out [Notes 7&8] .........        (140,992)             (11,285)              (368,597)           (24,367)
Annual Account Charges Deducted
   From Participants' Accumulation
     Accounts [Note 4] .................             (11)                  (3)                  (128)               (24)
                                              ----------             --------             ----------           --------
Net Increase In Net Assets
   Resulting From Accumulation
   Unit Transactions ...................       2,033,411              358,033              2,644,480            679,630
                                              ----------             --------             ----------           --------
Total Increase in Net Assets ...........       3,370,467              371,925              4,625,046            804,456
Net Assets
   Beginning of Year ...................         380,830                8,905                809,154              4,698
                                              ----------             --------             ----------           --------
    End of Year ........................      $3,751,297             $380,830             $5,434,200           $809,154
                                              ==========             ========             ==========           ========





                                               SEE NOTES TO FINANCIAL STATEMENTS

                                  FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SUBACCOUNTS
                                                 -----------------------------------------------------------------------------------
                                                                       MFS                                 OCC Accumulation
                                                                     Research                                Trust Managed
                                                 ------------------------------------------    -------------------------------------
                                                        Year                    Year                Year                Year
                                                       Ended                   Ended               Ended                Ended
                                                 December 31, 1999        December 31, 1998    December 31, 1999   December 31, 1998
                                                 -----------------        -----------------    -----------------   -----------------
Net Increase (Decrease) in Net
      Assets Resulting From
      Operations ..............................      $139,696                 $ 13,426             $ 18,143             $  7,331
                                                     --------                 --------             --------             --------
Accumulation Unit Transactions
   Purchase Payments and
     Transfers In [Notes 7&8] .................       587,903                  169,889              478,525              242,811
   Withdrawals and
     Transfers Out [Note 7&8] .................       (59,937)                 (18,797)             (83,563)             (14,910)
Annual Account Charges Deducted
   From Participants' Accumulation
     Accounts [Note 4] ........................           (64)                     (63)                (894)                (343)
                                                     --------                 --------             --------             --------
Net Increase In Net Assets
   Resulting From Accumulation
   Unit Transactions ..........................       527,902                  151,029              394,068              227,558
                                                     --------                 --------             --------             --------
Total Increase in Net Assets ..................       667,598                  164,455              412,211              234,889
Net Assets
   Beginning of Year ..........................       172,013                    7,558              256,561               21,672
                                                     --------                 --------             --------             --------
   End of Year ................................      $839,611                 $172,013             $668,772             $256,561
                                                     ========                 ========             ========             ========


                                                                                SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
                                                          OCC Accumulation                             T. Rowe Price
                                                          Trust Small Cap                              Equity Income
                                                  ---------------------------------------    --------------------------------------
                                                        Year                  Year                Year                  Year
                                                       Ended                  Ended               Ended                 Ended
                                                  December 31, 1999     December 31, 1998    December 31, 1999    December 31, 1998
                                                  -----------------     -----------------    -----------------    -----------------
Net Increase (Decrease) in Net
      Assets Resulting From
      Operations ..............................       ($4,262)              ($3,532)          $   54,572              $ 13,625
                                                     --------              --------           ----------              --------
Accumulation Unit Transactions
   Purchase Payments and
     Transfers In [Notes 7&8] .................       208,108                95,630              848,876               276,367
   Withdrawals and
     Transfers Out [Note 7&8] .................       (50,160)               (3,337)            (168,027)               (2,335)
Annual Account Charges Deducted
   From Participants' Accumulation
    Accounts [Note 4] .........................           (16)                   (8)                (457)                 (167)
                                                     --------              --------           ----------              --------
Net Increase In Net Assets
   Resulting From Accumulation
   Unit Transactions ..........................       157,932                92,285              680,392               273,865
                                                     --------              --------           ----------              --------
Total Increase in Net Assets ..................       153,670                88,753              734,964               287,490
Net Assets
   Beginning of Year ..........................       117,125                28,372              305,525                18,035
                                                     --------              --------           ----------              --------
   End of Year ................................      $270,795              $117,125           $1,040,489              $305,525
                                                     ========              ========           ==========              ========



                                                                            Subaccounts
                                       -----------------------------------------------------------------------------------
                                                      T. Rowe Price                           Warburg Pincus
                                                      International Stock                 Post-Venture Capital
                                       ---------------------------------------     ---------------------------------------
                                              Year                  Year                Year                 Year
                                             Ended                  Ended               Ended                Ended
                                       December 31, 1999     December 31, 1998     December 31, 1999     December 31, 1998
                                       -----------------     -----------------     -----------------     -----------------
Net Increase in Net Assets
 Resulting From Operations ............   $ 50,481               $ 5,181              $ 65,506              $ 3,450
                                          --------               -------              --------              -------
Accumulation Unit Transactions
   Purchase Payments and
     Transfers In [Notes 7&8] .........    124,756                60,070               125,537               62,801
   Withdrawals and
     Transfers Out [Notes 7&8] ........    (23,242)                 (422)              (31,120)              (2,031)
Annual Account Charges Deducted
   From Participants' Accumulation
    Accounts [Note 4] .................         (5)                 --                   --                    --
                                          --------               -------              --------              -------
Net Increase In Net Assets
   Resulting From Accumulation
   Unit Transactions ..................    101,509                59,648                94,417               60,770
                                          --------               -------              --------              -------
Total Increas in Net Assets ...........    151,990                64,829               159,923               64,220
Net Assets
   Beginning of Year ..................     66,760                 1,931                64,269                   49
                                          --------               -------              --------              -------
   End of Year ........................   $218,750               $66,760              $224,192              $64,269
                                          ========               =======              ========              =======

                                               SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements of the Discovery Account
--------------------------------------------------------------------------------

NOTE 1:   General

          The Prudential Discovery Select Group Variable Contract Account (the "Discovery Account") was established on February 11, 1997 by The Prudential Insurance Company of America (Prudential or Company) and commenced operations on July 31, 1997 under the laws of the State of New Jersey and meets the definition of a "separate account" under federal securities laws. The Discovery Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company.

          The Discovery Account is used in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 (the "Code") and with nonqualified annuity arrangements. The Small Plan Contract is used exclusively with retirement plans qualified under Sections 401(k) or 401(a) of the Code that generally have 100 or fewer Participants. The Contracts are group annuity contracts and generally are issued to employers (Contractholders) who make contributions under them on behalf of their employees. A person for whom contributions have been made and to whom they remain credited under a Contract is a "Participant."

          The Discovery Account is comprised of 22 Subaccounts. The assets of each Subaccount are invested in a corresponding Fund listed as follows:

              THE PRUDENTIAL SERIES FUND, INC.            MFS VARIABLE INSURANCE TRUST
                 Money Market Portfolio                      Emerging Growth Series
                 Diversified Bond Portfolio                  Research Series
                 Government Income Portfolio              OCC ACCUMULATION TRUST
                 Conservative Balanced Portfolio             Managed Portfolio
                 Flexible Managed Portfolio                  Small Cap Portfolio
                 High Yield Bond Portfolio                T. Rowe Price
                 Stock Index Portfolio                       T. Rowe Price Equity Series, Inc.,
                 Equity Income Portfolio                     Equity Income Portfolio
                 Equity Portfolio                            T. Rowe Price International Series,
                 Prudential Jennison Portfolio               Inc.
                 Global Portfolio                            International Stock Portfolio
              AIM VARIABLE INSURANCE                      WARBURG PINCUS TRUST
                 AIM V.I. Growth and Income Fund             Post-Venture Capital Portfolio
                 AIM V.I. Value Fund
              JANUS ASPEN SERIES
                 Growth Portfolio
                 International Growth Portfolio

          All contractual and other obligations arising under contracts participating in the Discovery Account are general corporate obligations of Prudential, although Participants' payments from the Account will depend upon the investment experience of the Account.

          Significant Accounting Policies

          Investments--The investments in shares of the Funds are stated at the net asset value of the respective portfolio.

          Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

          Distributions Received--Dividend and capital gain distributions received are invested in additional shares of the Funds and are recorded on ex-dividend date.

Notes to Financial Statements of the Discovery Account
--------------------------------------------------------------------------------

NOTE 2:   Investment Information

          The number of shares of each portfolio of the Fund, the Net Asset Value (NAV) per share for each portfolio held by the Subaccounts of the Discovery Account, and the aggregate cost of investments in such shares as of December 31, 1999 were as follows:


                            Prudential Series   Prudential Series   Prudential Series   Prudential Series      Prudential Series
                                  Fund                Fund                Fund                Fund                   Fund
                              Money Market      Diversified Bond    Government Income  Conservative Balanced     Flexible Managed
                            --------------------------------------------------------------------------------------------------------
          Number of Shares         140,090              105,368            55,381               189,047                169,612
          NAV per Share         $    10.00           $    10.95          $  11.55            $    15.36             $    17.64
          Cost at 12-31-99      $1,400,902           $1,148,967          $642,935            $2,885,511             $2,884,441


                            Prudential Series   Prudential Series   Prudential Series    Prudential Series      Prudential Series
                                  Fund                Fund                Fund                 Fund                    Fund
                             High Yield Bond       Stock Index        Equity Income           Equity                 Jennison
                            -------------------------------------------------------------------------------------------------------
          Number of Shares          51,813              316,098            71,644                503,930               244,090
          NAV per Share           $   7.52          $     44.45        $    19.52            $     28.90            $    32.39
          Cost at 12-31-99        $377,622          $12,000,059        $1,453,866            $15,490,911            $6,311,528


                            Prudential Series      AIM V.I.                                            Janus Aspen       MFS
                                  Fund            Growth and        AIM V.I.       Janus Aspen        International     Emerging
                                 Global             Income           Value           Growth              Growth         Growth
                            -------------------------------------------------------------------------------------------------------
          Number of Shares       108,346             105,962         137,377           258,144              97,296        143,364
          NAV per Share       $    30.98          $    31.59      $    33.50            $33.65          $    38.67     $    37.94
          Cost at 12-31-99    $2,369,704          $2,720,384      $3,898,354        $6,814,040          $2,390,698     $3,283,927


                                           OCC Accumulation  OCC Accumulation       T. Rowe          T. Rowe         Warburg Pincus
                                 MFS            Trust             Trust              Price            Price           Post-Venture
                               Research        Managed           Small Cap      Equity Income  International Stock      Capital
                            -------------------------------------------------------------------------------------------------------
          Number of Shares       36,040           15,434            11,964           55,747            11,715             11,737
          NAV per Share        $  23.34         $  43.65          $  22.52       $    18.73          $  19.04           $  19.26
          Cost at 12-31-99     $671,161         $643,863          $254,144       $1,067,717          $170,871           $153,972


NOTE 3:   Expenses

          A daily charge at an effective annual rate of 0.85% of the average participant account value of each Subaccount of the Discovery Account is paid to Prudential for administrative expenses not provided by the annual account charge with respect to contracts other than the Small Plan Contract. A daily charge at an effective annual rate of 0.15% of the average participant account value of each Subaccount of the Discovery Account is paid to Prudential for assuming mortality and expense risks under the Contracts. For Small Plan Contracts, the effective annual rate is 1.05% for the Administrative fee.

NOTE 4:    Annual Account Charge

          An additional administrative charge of up to $32, the annual account charge, is paid to Prudential on or about the last day of each calendar year and at the time of a full withdrawal. The annual account charge will be prorated for new Participants on a monthly basis for their first year of participation. Generally, the charge will first be made against the Participant Account Value under the guaranteed interest account (if available). If the Participant is not invested in the guaranteed interest account, or if the Participant does not have enough money in such an option to pay the charge, the charge will then be made against any one or of more the Subaccounts in which the Participant is invested. This is represented in the statement of net assets as receiveable (payable) from the Prudential Insurance Co. of America.

NOTE 5:   Withdrawal Charge

          A withdrawal charge is imposed upon the withdrawal of certain purchase payments to compensate Prudential for sales and other marketing expenses. With respect to contracts other than the Small Plan Contract, the maximum withdrawal charge is 5% on contributions withdrawn during the first year of participation. The withdrawal charge declines by 1% in each subsequent year until it is 0% after the fifth year. No withdrawal charge is imposed upon contributions withdrawn for any reason after five years of participation in a Program. In addition, no withdrawal charge is imposed upon contributions withdrawn to purchase an annuity under a Contract, to provide a death benefit, pursuant to a systematic withdrawal plan, to provide a minimum distribution payment, or in cases of financial hardship or disability retirement as determined pursuant to provisions of the employer's retirement arrangement. Further, for all plans other than IRAs, no withdrawal charge is imposed

Notes to Financial Statements of the Discovery Account
--------------------------------------------------------------------------------

          upon contributions withdrawn due to resignation or retirement by the Participant or termination of the Participant by the Contract-holder.

          Under the Small Plan Contract, a Participant making a full or partial withdrawal does not pay the withdrawal charge indicated above. Instead, withdrawal charges under the Small Plan Contract are triggered only when the Employer to which the Contract was issued terminates the Contract in whole or in part. Under full termination of the Contract, the withdrawal charge would be assessed against the Employer based on the total value of contributions withdrawn under the terminated Contract. Under a partial termination of the Contract, the withdrawal charge is assessed only against those assets withdrawn by reason of a specified group, classification, or type of employee leaving the Plan as a result of a corporate merger, restructuring, or other comparable employer-intiated event.

          Each Participant's Account Value that is withdrawn in connection with such a full or partial Contract termination may be subject to a withdrawal charge. The amount of the withdrawal charge varies depending on the number of years that have elapsed since the Small Plan Contract became effective. Specifically, the withdrawal charge is equal to 5% of contributions withdrawn during the first year of the Contract and the charge declines by one percentage each year thereafter. After five complete years have elapsed from the effective date of the Small Plan Contract, no such withdrawal charge is deducted.

NOTE 6:   Taxes

          The Discovery Account is not considered a separate taxpayer for purposes of the Internal Revenue Code. As distinguished from most other registered investment companies -- which are separate taxpayers -- the earnings of the Subaccounts invested in the Funds are taxed as part of the income of Prudential. As a result, the unit value of the Subaccounts has not been reduced by federal income taxes.

NOTE 7:   Unit Transactions

          The number of units issued and redeemed during the year ended December 31, 1999 and the year ended December 31, 1998 was as follows:

          1999
          Other than Small Plan Contracts


                Prudential Series          Prudential Series       Prudential Series          Prudential Series
                     Fund                       Fund                    Fund                       Fund
                  Money Market             Diversified Bond        Government Income       Conservative Balanced
              ---------------------------------------------------------------------------------------------------
               Units      Amounts        Units      Amounts        Units     Amounts        Units     Amounts
              -------    ----------     -------    ----------     -------    --------      -------   ----------
Issued        222,369    $2,391,075      99,730    $1,053,594      55,740    $610,087      147,178   $1,663,879
Redeemed     (137,756)   (1,479,485)    (57,029)     (599,165)    (31,198)   (339,516)     (47,286)    (528,225)


                Prudential Series          Prudential Series        Prudential Series        Prudential Series
                      Fund                       Fund                     Fund                     Fund
                Flexible Managed            High Yield Bond            Stock Index              Equity Income
            --------------------------------------------------------------------------------------------------------
              Units       Amounts         Units      Amounts       Units       Amounts        Units       Amounts
             -------    ----------       -------    --------       -------    ----------      ------      --------
Issued       168,215    $1,879,520        42,330    $437,137       705,255    $9,954,211       84,454     $926,924
Redeemed     (60,710)     (678,149)      (25,172)   (260,368)     (199,210)   (2,853,456)     (17,464)    (187,432)


               Prudential Series              Prudential Series         Prudential Series
                     Fund                           Fund                     Fund                       AIM V.I.
                   Equity                         Jennison                  Global                 Growth and Income
             ----------------------------------------------------------------------------------------------------------
                Units       Amounts          Units      Amounts         Units      Amounts        Units        Amounts
              ---------   -----------       -------    ----------      -------    ----------     -------     ----------
Issued        1,174,137   $13,825,298       390,796    $5,964,656      144,540    $1,818,253     198,196     $2,713,897
Redeemed       (754,819)   (8,781,048)      (50,901)     (794,308)     (62,992)     (803,971)    (12,442)    (183,516)


                                                                       Janus Aspen                   MFS
                  AIM V.I.                  Janus Aspen               International               Emerging
                   Value                      Growth                     Growth                     Growth
             ----------------------------------------------------------------------------------------------------------
                Units       Amounts       Units       Amounts        Units       Amounts        Units       Amounts
              ---------   -----------    -------    ----------      -------    ----------      -------     ----------
Issued         252,855    $3,655,145     445,240    $6,838,340      165,608     $2,173,969     196,911     $3,011,882
Redeemed       (14,780)     (226,359)    (32,596)     (506,602)     (10,789)      (140,992)    (23,410)      (368,597)

Notes to Financial Statements of the Discovery Account
-------------------------------------------------------------------------------

          1999
          Other than Small Plan Contracts (Cont'd)


                                         OCC Accumulation           OCC Accumulation            T. Rowe
                      MFS                      Trust                      Trust                  Price
                   Research                   Managed                   Small Cap             Equity Income
             ----------------------------------------------------------------------------------------------------------
               Units      Amounts        Units      Amounts        Units       Amounts        Units       Amounts
             ---------   -----------    -------    ----------      -------    ----------      ------     --------
Issued         48,070    $587,890        43,486    $478,525        22,056      $198,215       75,778     $843,251
Redeemed       (4,805)    (59,937)       (7,524)    (83,563)       (5,648)      (50,160)     (14,071)    (168,027)


                     T. Rowe                Warburg Pincus
                      Price                  Post-Venture
               International Stock             Capital
               ----------------------------------------------
                Units     Amounts          Units     Amounts
                ------    --------         ------    -------
Issued          11,181    $119,798         8,406     $105,752
Redeemed        (1,921)    (23,242)       (2,799)   (31,120)


          Small Plan Contracts


                  Prudential Series       Prudential Series       Prudential Series         Prudential Series
                       Fund                     Fund                     Fund                   Fund
                    Money Market          Diversified Bond        Government Income       Conservative Balanced
                ------------------------------------------------------------------------------------------------
                 Units     Amounts        Units      Amounts      Units      Amounts      Units      Amounts
                 -----     -------        -----      -------      -----      -------      -----      -------
Issued            359       $3,843        4,044      $42,377      1,387      $14,839      865        $9,893



                 Prudential Series        Prudential Series       Prudential Series      Prudential Series
                       Fund                    Fund                    Fund                     Fund
                 Flexible Managed         High Yield Bond            Stock Index           Equity Income
                ------------------------------------------------------------------------------------------------
                 Units    Amounts         Units    Amounts        Units      Amounts      Units      Amounts
                 -----     -------        -----      -------      -----      -------      -----      -------
Issued            0        $0               594      $6,050       10,316    $151,778     2,738       $28,255



                  Prudential Series        Prudential Series       Prudential Series
                        Fund                     Fund                   Fund                 AIM V.I.
                        Equity                 Jennison                 Global            Growth and Income
                ------------------------------------------------------------------------------------------------
                  Units    Amounts        Units      Amounts      Units      Amounts      Units      Amounts
                 -----     -------        -----      -------      -----      -------      -----      -------
Issued             872      $10,130       1,110      $18,384        75        $977         351       $5,222


                                                                     Janus Aspen                 MFS
                      AIM V.I                 Janus Aspen           International              Emerging
                       Value                    Growth                 Growth                  Growth
                ------------------------------------------------------------------------------------------------
                 Units     Amounts        Units      Amounts      Units      Amounts      Units      Amounts
                 -----     -------        -----      -------      -----      -------      -----      -------
Issued            577      $8,957         1,197      $20,493       31         $445          82        $1,323



                                            OCC Accumulation         OCC Accumulation           T. Rowe
                          MFS                    Trust                   Trust                  Price
                        Research                Managed                Small Cap             Equity Income
                ------------------------------------------------------------------------------------------------
                 Units     Amounts        Units      Amounts      Units      Amounts      Units      Amounts
                 -----     -------        -----      -------      -----      -------      -----      -------
Issued             1        $13             0          $0         1,162       $9,893       480       $5,625



                        T. Rowe                Warburg Pincus
                         Price                  Post-Venture
                   International Stock            Capital
                ------------------------------------------------
                    Units     Amounts        Units      Amounts
                    -----     -------       -------     --------
Issued              409       $4,958         1,372      $19,785

Notes to Financial Statements of the Discovery Account
-------------------------------------------------------------------------------

NOTE 8:   Participant Loans

          The minimum loan amount is as specified in the Contract, or if not specified, as determined by Prudential. The maximum loan amount is the lesser of (a) $50,000, reduced by the highest outstanding balance of loans during the one year period immediately preceding the date of the loan or (b) 50% of the value of the Participant's vested interest under a Contract. In the loan application, the Contractholder (or in certain cases, the Participant) designates the Subaccount(s) from which the loan amount is deducted. To repay the loan, the Participant makes periodic payments of interest plus a portion of the principal. Those payments are invested in the Subaccounts chosen by the Participant. With respect to contracts other than the Small Plan Contract, the Participant may specify the Subaccounts from which he may borrow and into which repayments may be invested. If the Participant does not specify the Subaccounts from which the loan amount is deducted, the loan amount will be deducted pro rata from the participant account value in subaccounts. With respect to the Small Plan Contract, amounts borrowed are deducted from a Participant's Subaccounts on a pro rata basis. With respect to such Contracts, amounts repaid on a loan are applied to a Partcipant's Subaccounts based on the Participant's current contribution allocations.

          The maximum loan amount referred to above is imposed by federal tax law. That limit, however, applies to all loans from any qualified plan of the employer. Since Prudential cannot monitor a Participant's loan activity relating to other plans offered to Participants, it is the Participant's responsibility to do so. Provided that a Participant adheres to these limitations, the loan will not be treated as a taxable distribution. If, however, the Participant defaults on the loan by, for example, failing to make required payments, the defaulted loan amount (as described in loan disclosure information provided to a borrowing Participant) will be treated as a taxable distribution and Prudential will send the appropriate tax information to the Participant and the Internal Revenue Service.

          Prudential charges a loan application fee of up to $75, which is deducted from the Participant Account at the time the loan is initiated. Prudential also charges up to $60 per year as a loan maintenance fee for record keepping and other administrative services provided in connection with the loan. This charge is guaranteed not to increase during the term of any loan and is not greater than the average expected cost of the services required to maintain the loan. The annualized loan maintenance charge will be prorated based on the number of full months that the loan is outstanding and is generally deducted quarterly. For the year ended December 31, 1999 and the period ended December 31, 1998 the amount of participant loans that was withdrawn from the Subaccounts is follows:

          1999

                  Prudential Series  Prudential Series  Prudential Series    Prudential Series   Prudential Series Prudential Series
                         Fund               Fund               Fund                Fund                Fund              Fund
                     Money Market    Diversified Bond   Government Income  Conservative Balanced  Flexible Managed  High Yield Bond
                  ------------------------------------------------------------------------------------------------------------------
Loans                   3,341              2,620              227                  14,456             21,934              147
Repayments                 62                616               --                     716              2,710               32


                  Prudential Series  Prudential Series  Prudential Series  Prudential Series  Prudential Series    AIM V.I.
                      Fund                  Fund              Fund              Fund              Fund            Growth and
                   Stock Index         Equity Income         Equity            Jennison          Global             Income
                  ------------------------------------------------------------------------------------------------------------
Loans                 25,616                5,410            45,193             20,495            9,338               771
Repayments             5,960                1,258             9,202              7,441            2,160               208


                                                        Janus Aspen         MFS                         OCC Accumulation
                    AIM V.I.          Janus Aspen      International      Emerging         MFS               Trust
                     Value              Growth            Growth           Growth         Research          Managed
                  --------------------------------------------------------------------------------------------------------
Loans               10,288              17,848             5,652            5,311           --                222
Repayments           1,949               7,725             1,111            2,005           707               400


                     OCC Accumulation      T. Rowe           T. Rowe             Warburg Pincus
                          Trust             Price             Price               Post-Venture
                         Small Cap      Equity Income     International Stock       Capital
                  -----------------------------------------------------------------------------
Loans                       575             5,014             1,414                    --
Repayments                1,792               506               281                    --

Notes to Financial Statements of the Discovery Account
-------------------------------------------------------------------------------

          1998


                  Prudential Series Prudential Series Prudential Series   Prudential Series  Prudential Series  Prudential Series
                        Fund              Fund              Fund               Fund                 Fund              Fund
                    Money Market    Diversified Bond  Government Income Conservative Balanced Flexible Managed   High Yield Bond
                  -----------------------------------------------------------------------------------------------------------------
Loans                    --               635                 --               2,484               5,575               --
Repayments               --               --                  --                  --                 313               11


                   Prudential Series  Prudential Series  Prudential Series   Prudential Series   Prudential Series    AIM V.I.
                         Fund               Fund               Fund                Fund                Fund          Growth and
                    Stock Index        Equity Income          Equity             Jennison             Global           Income
                  -----------------------------------------------------------------------------------------------------------------
Loans                   5,309               4,247             10,176              5,250                 298              --
Repayments                498                 289              2,279              2,279               1,334              --


                                                     Janus Aspen         MFS                     OCC Accumulation  OCC Accumulation
                      AIM V.I.     Janus Aspen      International      Emerging         MFS          Trust             Trust
                       Value        Growth            Growth            Growth        Research      Managed           Small Cap
                  -----------------------------------------------------------------------------------------------------------------
Loans                   --            6,562             --               1,416         2,707          611                 --
Repayments              --           --                 --               1,026           175           --               1,346


                        T. Rowe             T. Rowe            Warburg Pincus
                        Price               Price               Post-Venture
                     Equity Income     International Stock        Capital
Loans                     --                 --                      --
Repayments                --                 11                      --

Note 10:  Condensed Financial Information
          Accumulation Unit Values for Discovery Account

Prudential Series Fund
Money Market                        01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $10.52            $10.08            $10.00
End of year (rounded)               $10.94            $10.52            $10.08
Accumulation Units
   Outstanding at end of year       127,605           42,992            815
Small Plan Contracts:
Beginning of year (rounded)         $10.52            N/A               N/A
End of year (rounded)               $10.89            N/A               N/A
Accumulation Units Outstanding
   at end of year                   359               N/A               N/A

Prudential Series Fund
Diversified Bond                    01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                 --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $10.68            $10.07            $10.00
End of year (rounded)               $10.50            $10.68            $10.07

Accumulation Units
   Outstanding at end of year       105,742           63,041               542

Small Plan Contracts:
Beginning of year (rounded)         $10.68            N/A               N/A
End of year (rounded)               $10.45            N/A               N/A
Accumulation Units Outstanding
   at end of year                   4,044             N/A               N/A

Prudential Series Fund
Government Income                   01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $11.10            $10.27            $10.00
End of year (rounded)               $10.69            $11.10            $10.27
Accumulation Units
   Outstanding at end of year       58,456            33,914            60
Small Plan Contracts:
Beginning of year (rounded)         $11.10            N/A               N/A
End of year (rounded)               $10.64            N/A               N/A
Accumulation Units Outstanding
   at end of year                   1,387             N/A               N/A

Prudential Series Fund
Conservative Balanced               01/01/99          01/01/98          07/31/97
                                          to                to               to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $11.10            $10.03            $10.00
End of year (rounded)               $11.73            $11.10            $10.03
Accumulation Units
   Outstanding at end of year       246,332           146,440           563
Small Plan Contracts:
Beginning of year (rounded)         $11.10            N/A               N/A
End of year (rounded)               $11.67            N/A               N/A
Accumulation Units Outstanding
   at end of year                   865               N/A               N/A




Prudential Series Fund
Flexible Managed                    01/01/99          01/01/98          07/31/97
                                          to                to               to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $10.90            $9.99             $10.00
End of year (rounded)               $11.64            $10.90            $9.99
Accumulation Units
   Outstanding at end of year       256,779           149,274           4,286
Small Plan Contracts:
Beginning of year (rounded)         N/A               N/A               N/A
End of year (rounded)               N/A               N/A               N/A
Accumulation Units Outstanding
   at end of year                   N/A               N/A               N/A

Prudential Series Fund
High Yield Bond                     01/01/99          01/01/98          07/31/97
                                          to                to               to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $10.02            $10.37            $10.00
End of year (rounded)               $10.38            $10.02            $10.37
Accumulation Units
   Outstanding at end of year       36,945            19,787            1,952
Small Plan Contracts:
Beginning of year (rounded)         $10.02            N/A               N/A
End of year (rounded)               $10.33            N/A               N/A
Accumulation Units Outstanding
   at end of year                   594               N/A               N/A

Notes to Financial Statements of Discovery Account (Unaudited)
-------------------------------------------------------------------------------
Note 10 (cont'd):  Condensed Financial Information
                   Accumulation Unit Values for the Discovery Account
Prudential Series Fund
Stock Index                         01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $13.09            $10.29            $10.00
End of year (rounded)               $15.62            $13.09            $10.29
Accumulation Units
   Outstanding at end of year       888,608           382,563           1,890
Small Plan Contracts:
Beginning of year (rounded)         $13.09            N/A               N/A
End of year (rounded)               $15.54            N/A               N/A
Accumulation Units Outstanding
   at end of year                   10,316            N/A               N/A

Prudential Series Fund
Equity Income                       01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $10.13            $10.48            $10.00
End of year (rounded)               $11.29            $10.13            $10.48
Accumulation Units
   Outstanding at end of year       120,568           53,578            1,171
Small Plan Contracts:
Beginning of year (rounded)         $10.13            N/A               N/A
End of year (rounded)               $11.23            N/A               N/A
Accumulation Units Outstanding
   at end of year                   2,738             N/A               N/A

Prudential Series Fund
Equity                              01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $10.96            $10.12            $10.00
End of year (rounded)               $12.21            $10.96            $10.12
Accumulation Units
   Outstanding at end of year       1,188,971         769,653           2,907
Small Plan Contracts:
Beginning of year (rounded)         $10.96            N/A               N/A
End of year (rounded)               $12.15            N/A               N/A
Accumulation Units Outstanding
   at end of year                   872               N/A               N/A

Prudential Series Fund
Jennison                            01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $13.43            $9.87             $10.00
End of year (rounded)               $18.91            $13.43            $9.87
Accumulation Units
   Outstanding at end of year       416,885           77,040            3,111
Small Plan Contracts:
Beginning of year (rounded)         $13.43            N/A               N/A
End of year (rounded)               $18.82            N/A               N/A
Accumulation Units Outstanding
   at end of year                   1,110             N/A               N/A

Prudential Series Fund
Global                              01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $11.08            $8.95             $10.00
End of year (rounded)               $16.27            $11.08            $8.95
Accumulation Units
   Outstanding at end of year       206,013           124,465           1,576
Small Plan Contracts:
Beginning of year (rounded)         $11.08            N/A               N/A
End of year (rounded)               $16.19            N/A               N/A
Accumulation Units Outstanding
   at end of year                   75                N/A               N/A

AIM V.I.
Growth and Income 01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $12.37            $9.79             $10.00
End of year (rounded)               $16.45            $12.37            $9.79
Accumulation Units
   Outstanding at end of year       202,653           16,899            1,122
Small Plan Contracts:
Beginning of year (rounded)         $12.37            N/A               N/A
End of year (rounded)               $16.37            N/A               N/A
Accumulation Units Outstanding
   at end of year                   351               N/A               N/A

AIM V.I.
Value                               01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $12.97            $9.89             $10.00
End of year (rounded)               $16.68            $12.97            $9.89
Accumulation Units
   Outstanding at end of year       275,517           37,442            1,738
Small Plan Contracts:
Beginning of year (rounded)         $12.37            N/A               N/A
End of year (rounded)               $16.60            N/A               N/A
Accumulation Units Outstanding
   at end of year                   577               N/A               N/A

Janus Aspen Growth                  01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $13.33            $9.92             $10.00
End of year (rounded)               $19.01            $13.33            $9.92
Accumulation Units
   Outstanding at end of year       455,919           43,275            462
Small Plan Contracts:
Beginning of year (rounded)         $13.33            N/A               N/A
End of year (rounded)               $18.91            N/A               N/A
Accumulation Units Outstanding
   at end of year                   1,197             N/A               N/A

Janus Aspen
International Growth                01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $10.96            $9.44             $10.00
End of year (rounded)               $19.79            $10.96            $9.44
Accumulation Units
   Outstanding at end of year       189,554           34,735            942

Notes to Financial Statements of Discovery Account (Unaudited)
-------------------------------------------------------------------------------
Note 10 (cont'd):  Condensed Financial Information
                   Accumulation Unit Values for the Discovery Account
Janus Aspen
International Growth(Cont'd)        01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Small Plan Contracts:
Beginning of year (rounded)         $10.96            N/A               N/A
End of year (rounded)               $19.69            N/A               N/A
Accumulation Units Outstanding
   at end of year                   31                N/A               N/A

MFS
Emerging Growth   01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $13.23            $9.95             $10.00
End of year (rounded)               $23.15            $13.23            $9.95
Accumulation Units
   Outstanding at end of year       234,665           61,164            470
Small Plan Contracts:
Beginning of year (rounded)         $13.23            N/A               N/A
End of year (rounded)               $23.04            N/A               N/A
Accumulation Units Outstanding
   at end of year                   82                N/A               N/A

MFS
Research                            01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $11.82            $9.67             $10.00
End of year (rounded)               $14.52            $11.82            $9.67
Accumulation Units
   Outstanding at end of year       57,813            14,548            779
Small Plan Contracts:
Beginning of year (rounded)         $11.82            N/A               N/A
End of year (rounded)               $14.45            N/A               N/A
Accumulation Units Outstanding
   at end of year                   1                 N/A               N/A

OCC Accumulation Trust
Managed                             01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $10.75            $10.13            $10.00
End of year (rounded)               $11.18            $10.75            $10.13
Accumulation Units
   Outstanding at end of year       59,831            23,869            2,135
Small Plan Contracts:
Beginning of year (rounded)         N/A               N/A               N/A
End of year (rounded)               N/A               N/A               N/A
Accumulation Units Outstanding
   at end of year                   N/A               N/A               N/A

OCC Accumulation Trust
Small Cap                           01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $9.19             $10.20            $10.00
End of year (rounded)               $8.94             $9.19             $10.20
Accumulation Units
   Outstanding at end of year       29,150            12,742            2,781
Small Plan Contracts:
Beginning of year (rounded)         $9.19             N/A               N/A
End of year (rounded)               $8.89             N/A               N/A
Accumulation Units Outstanding
   at end of year                   1,162             N/A               N/A

T. Rowe Price
Equity Income                       01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $11.38            $10.54            $10.00
End of year (rounded)               $11.69            $11.38            $10.54
Accumulation Units
   Outstanding at end of year       88,559            26,852            1,704
Small Plan Contracts:
Beginning of year (rounded)         $11.38            N/A               N/A
End of year (rounded)               $11.63            N/A               N/A
Accumulation Units Outstanding
   at end of year                   480               N/A               N/A

T. Rowe Price
International Stock                 01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $10.24            $8.92             $10.00
End of year (rounded)               $13.51            $10.24            $8.92
Accumulation Units
   Outstanding at end of year       15,783            6,523             216
Small Plan Contracts:
Beginning of year (rounded)         $10.24            N/A               N/A
End of year (rounded)               $13.45            N/A               N/A
Accumulation Units Outstanding
   at end of year                   409               N/A               N/A

Warburg Pincus
Post-Venture Capital                01/01/99          01/01/98          07/31/97
                                          to                to                to
                                    12/31/99          12/31/98          12/31/97
                                    --------          --------          --------
Other than Small Plan
   Contracts:
Beginning of year (rounded)         $10.64            $10.08            $10.00
End of year (rounded)               $17.23            $10.64            $10.08
Accumulation Units
   Outstanding at end of year       11,646            6,039             5
Small Plan Contracts:
Beginning of year (rounded)         $10.64            N/A               N/A
End of year (rounded)               $17.15            N/A               N/A
Accumulation Units Outstanding
   at end of year                   1,372             N/A               N/A

Report of Independent Accountants


To the Contract Holders of
The Prudential Discovery Select Group Variable Contract Account and the Board of Directors of The Prudential Insurance Company of America


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Prudential Series Fund Money Market Subaccount, Prudential Series Fund Diversified Bond Subaccount, Prudential Series Fund Government Income Subaccount, Prudential Series Fund Conservative Balanced Subaccount, Prudential Series Fund Flexible Managed Subaccount, Prudential Series Fund High Yield Bond Subaccount, Prudential Series Fund Stock Index Subaccount, Prudential Series Fund Equity Income Subaccount, Prudential Series Fund Equity Subaccount, Prudential Series Fund Jennison Subaccount, Prudential Series Fund Global Subaccount, AIM V.I. Growth and Income Subaccount, AIM V.I. Value Subaccount, Janus Aspen Growth Subaccount, Janus Aspen International Growth Subaccount, MFS Emerging Growth Subaccount, MFS Research Subaccount, OCC Accumulation Trust Managed Subaccount, OCC Accumulation Trust Small Cap Subaccount, T. Rowe Price Equity Series Equity Income Subaccount, T. Rowe Price International Series International Stock Subaccount and Warburg Pincus Post-Venture Capital Subaccount (separately managed portfolios of The Prudential Discovery Select Group Variable Contract Account; the "Account") at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets for the two periods in the period then ended in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 1999 with each Subaccounts' transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
February 23, 2000

The Prudential Insurance Company of America Consolidated Financial Statements

The Prudential Insurance Company of America

Consolidated Statements of Financial Position
December 31, 1999 and 1998 (In Millions)
--------------------------------------------------------------------------------


                                                                                                      1999              1998
                                                                                                 ---------------   ----------------
ASSETS
  Fixed maturities:
     Available for sale, at fair value (amortized cost, 1999: $76,815; 1998: $76,997)                  $ 74,697           $ 80,158
     Held to maturity, at amortized cost (fair value, 1999: $14,112; 1998: $17,906)                      14,237             16,848
  Trading account assets, at fair value                                                                   9,741              8,888
  Equity securities, available for sale, at fair value (cost, 1999: $2,531; 1998: $2,583)                 3,264              2,759
  Mortgage loans on real estate                                                                          16,268             16,016
  Investment real estate                                                                                    770                675
  Policy loans                                                                                            7,590              7,476
  Securities purchased under agreements to resell                                                        13,944             10,252
  Cash collateral for borrowed securities                                                                 7,124              5,622
  Other long-term investments                                                                             4,087              3,474
  Short-term investments                                                                                 12,303              9,781
                                                                                                 ---------------   ----------------
     Total investments                                                                                  164,025            161,949

  Cash                                                                                                    1,330              1,943
  Accrued investment income                                                                               1,836              1,795
  Broker-dealer related receivables                                                                      11,346             10,142
  Deferred policy acquisition costs                                                                       7,324              6,462
  Other assets                                                                                           17,102             16,200
  Separate account assets                                                                                82,131             80,931
                                                                                                 ---------------   ----------------
TOTAL ASSETS                                                                                          $ 285,094          $ 279,422
                                                                                                 ===============   ================

LIABILITIES AND EQUITY
LIABILITIES
  Future policy benefits                                                                               $ 68,069           $ 67,059
  Policyholders' account balances                                                                        31,578             33,098
  Unpaid claims and claim adjustment expenses                                                             2,829              3,806
  Policyholders' dividends                                                                                1,484              1,444
  Securities sold under agreements to repurchase                                                         24,598             21,486
  Cash collateral for loaned securities                                                                  10,775              7,132
  Income taxes payable                                                                                      804                785
  Broker-dealer related payables                                                                          5,839              6,530
  Securities sold but not yet purchased                                                                   6,968              5,771
  Short-term debt                                                                                        10,858             10,082
  Long-term debt                                                                                          5,513              4,734
  Other liabilities                                                                                      14,357             16,169
  Separate account liabilities                                                                           82,131             80,931
                                                                                                 ---------------   ----------------
           Total liabilities                                                                            265,803            259,027
                                                                                                 ---------------   ----------------

COMMITMENTS AND CONTINGENCIES (See Notes 14 and 15)
EQUITY
  Accumulated other comprehensive income/(loss)                                                            (685)             1,232
  Retained earnings                                                                                      19,976             19,163
                                                                                                 ---------------   ----------------
            Total equity                                                                                 19,291             20,395
                                                                                                 ---------------   ----------------
 TOTAL LIABILITIES AND EQUITY                                                                         $ 285,094          $ 279,422
                                                                                                 ===============   ================


                 See Notes to Consolidated Financial Statements
                                       B1

The Prudential Insurance Company of America

Consolidated Statements of Operations
Years Ended December 31, 1999, 1998 and 1997 (In Millions)
--------------------------------------------------------------------------------


                                                                                  1999              1998              1997
                                                                             ---------------    --------------    --------------
REVENUES
  Premiums                                                                           $9,475            $9,024            $9,015
  Policy charges and fee income                                                       1,516             1,465             1,423
  Net investment income                                                               9,424             9,535             9,482
  Realized investment gains, net                                                        924             2,641             2,168
  Commissions and other income                                                        5,279             4,471             4,480
                                                                             ---------------    --------------    --------------
           Total revenues                                                            26,618            27,136            26,568
                                                                             ---------------    --------------    --------------

BENEFITS AND EXPENSES
  Policyholders' benefits                                                            10,175             9,840             9,956
  Interest credited to policyholders' account balances                                1,811             1,953             2,170
  Dividends to policyholders                                                          2,571             2,477             2,422
  General and administrative expenses                                                 9,656             9,108             8,620
  Sales practices remedies and costs                                                    100             1,150             2,030
                                                                             ---------------    --------------    --------------
           Total benefits and expenses                                               24,313            24,528            25,198
                                                                             ---------------    --------------    --------------

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND
  EXTRAORDINARY ITEM                                                                  2,305             2,608             1,370
                                                                             ---------------    --------------    --------------
  Income taxes
    Current                                                                             690             1,085               101
    Deferred                                                                            352              (115)              306
                                                                             ---------------    --------------    --------------
           Total income taxes                                                         1,042               970               407
                                                                             ---------------    --------------    --------------

INCOME FROM CONTINUING OPERATIONS BEFORE EXTRAORDINARY ITEM                           1,263             1,638               963
                                                                             ---------------    --------------    --------------

DISCONTINUED OPERATIONS
  Loss from healthcare operations, net of taxes                                           -              (298)             (353)
  Loss on disposal of healthcare operations, net of taxes                              (400)             (223)                -
                                                                             ---------------    --------------    --------------
    Net loss from discontinued operations                                              (400)             (521)             (353)
                                                                             ---------------    --------------    --------------

INCOME BEFORE EXTRAORDINARY ITEM                                                        863             1,117               610

EXTRAORDINARY ITEM - DEMUTUALIZATION EXPENSES, NET OF TAXES                             (50)              (11)                -
                                                                             ---------------    --------------    --------------

NET INCOME                                                                            $ 813            $1,106             $ 610
                                                                             ===============    ==============    ==============


                 See Notes to Consolidated Financial Statements
                                       B2

The Prudential Insurance Company of America

Consolidated Statements of Changes in Equity
Years Ended December 31, 1999, 1998 and 1997 (In Millions)
--------------------------------------------------------------------------------

                                                                    Accumulated Other Comprehensive Income/(Loss)
                                                      ---------------------------------------------------------------------
                                                                                                               Total
                                                          Foreign             Net                           Accumulated
                                                          Currency         Unrealized         Pension          Other
                                                        Translation        Investment        Liability      Comprehensive
                                                        Adjustments       Gains/(Losses)     Adjustment      Income/(Loss)
                                                      ---------------   -----------------  -------------  -----------------
Balance, December 31, 1996                                     $ (56)          $ 1,136             $ (4)          $ 1,076
Comprehensive income:
      Net income
      Other comprehensive income, net of tax:
           Change in foreign currency translation
                adjustments                                      (29)                                                 (29)
           Change in net unrealized investment gains                               616                                616
           Additional pension liability adjustment                                                   (2)               (2)

      Other comprehensive income

Total comprehensive income

                                                      ---------------------------------------------------------------------
Balance, December 31, 1997                                       (85)            1,752               (6)            1,661
Comprehensive income:
      Net income
      Other comprehensive loss, net of tax:
           Change in foreign currency translation
                adjustments                                       54                                                   54
           Change in net unrealized investment gains                              (480)                              (480)
           Additional pension liability adjustment                                                   (3)               (3)

      Other comprehensive loss

Total comprehensive income

                                                      ---------------------------------------------------------------------
Balance, December 31, 1998                                       (31)            1,272               (9)            1,232
Comprehensive income:
      Net income
      Other comprehensive loss, net of tax:
           Change in foreign currency translation
                adjustments                                       13                                                   13
           Change in net unrealized investment gains                            (1,932)                            (1,932)
           Additional pension liability adjustment                                                    2                 2

      Other comprehensive loss

Total comprehensive loss

                                                      ---------------------------------------------------------------------
Balance, December 31, 1999                                     $ (18)           $ (660)            $ (7)           $ (685)
                                                      =====================================================================


                                                           Retained       Total
                                                           Earnings       Equity
                                                        --------------  ------------
Balance, December 31, 1996                                 $ 17,447       $18,523
Comprehensive income:
      Net income                                                610           610
      Other comprehensive income, net of tax:
           Change in foreign currency translation
                adjustments                                                   (29)
           Change in net unrealized investment gains                          616
           Additional pension liability adjustment                             (2)
                                                                        ----------
      Other comprehensive income                                              585
                                                                        ----------
Total comprehensive income                                                  1,195

                                                      ----------------------------
Balance, December 31, 1997                                   18,057        19,718
Comprehensive income:
      Net income                                              1,106         1,106
      Other comprehensive loss, net of tax:
           Change in foreign currency translation
                adjustments                                                    54
           Change in net unrealized investment gains                         (480)
           Additional pension liability adjustment                             (3)
                                                                        ----------
      Other comprehensive loss                                               (429)
                                                                        ----------
Total comprehensive income                                                    677

                                                      ----------------------------
Balance, December 31, 1998                                   19,163        20,395
Comprehensive income:
      Net income                                                813           813
      Other comprehensive loss, net of tax:
           Change in foreign currency translation
                adjustments                                                    13
           Change in net unrealized investment gains                       (1,932)
           Additional pension liability adjustment                              2
                                                                        ----------
      Other comprehensive loss                                             (1,917)
                                                                        ----------
Total comprehensive loss                                                   (1,104)

                                                      ----------------------------
Balance, December 31, 1999                                 $ 19,976       $19,291
                                                      ============================


                 See Notes to Consolidated Financial Statements
                                       B3

The Prudential Insurance Company of America

Consolidated Statements of Cash Flows
Years Ended December 31, 1999, 1998 and 1997 (In Millions)
--------------------------------------------------------------------------------

                                                                                1999               1998               1997
                                                                            --------------     --------------     --------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                                        $ 813            $ 1,106              $ 610
  Adjustments to reconcile net income to
     net cash provided by operating activities:
        Realized investment gains, net                                               (915)            (2,671)            (2,209)
        Policy charges and fee income                                                (237)              (232)              (258)
        Interest credited to policyholders' account balances                        1,811              1,953              2,170
        Depreciation and amortization                                                 489                337                271
        Loss on disposal of businesses                                                400                223                  -
        Change in:
            Deferred policy acquisition costs                                        (178)              (174)              (233)
            Future policy benefits and other insurance liabilities                    724                597              2,537
            Trading account assets                                                   (853)            (2,540)            (1,825)
            Income taxes payable                                                    1,074                594             (1,391)
            Broker-dealer related receivables/payables                             (1,898)             1,495               (672)
            Securities purchased under agreements to resell                        (3,692)            (1,591)            (3,314)
            Cash collateral for borrowed securities                                (1,502)              (575)            (2,631)
            Cash collateral for loaned securities                                   3,643             (6,985)             5,668
            Securities sold but not yet purchased                                   1,197              2,122              1,633
            Securities sold under agreements to repurchase                          3,112              9,139              4,844
            Other, net                                                             (3,356)            (5,234)             3,910
                                                                            --------------     --------------     --------------

                Cash flows from (used in) operating activities                        632             (2,436)             9,110
                                                                            --------------     --------------     --------------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity of:
        Fixed maturities, available for sale                                      120,875            123,151            123,550
        Fixed maturities, held to maturity                                          4,957              4,466              4,042
        Equity securities, available for sale                                       3,190              2,792              2,572
        Mortgage loans on real estate                                               2,640              4,090              4,299
        Investment real estate                                                        507              1,489              1,842
        Other long-term investments                                                 1,219              1,848              5,232
  Payments for the purchase of:
        Fixed maturities, available for sale                                     (120,933)          (126,742)          (129,854)
        Fixed maturities, held to maturity                                         (2,414)            (2,244)            (2,317)
        Equity securities, available for sale                                      (2,779)            (2,547)            (2,461)
        Mortgage loans on real estate                                              (2,595)            (3,719)            (3,305)
        Investment real estate                                                       (483)               (31)              (241)
        Other long-term investments                                                (1,354)            (1,842)            (4,173)
  Short-term investments                                                           (2,510)             2,145             (2,848)
                                                                            --------------     --------------     --------------

                Cash flows from (used in) investing activities                        320              2,856             (3,662)
                                                                            --------------     --------------     --------------


                 See Notes to Consolidated Financial Statements
                                       B4

The Prudential Insurance Company of America

Years Ended December 31, 1999, 1998 and 1997 (In Millions)
--------------------------------------------------------------------------------

                                                                                1999               1998               1997
                                                                            --------------     --------------     --------------
CASH FLOWS FROM FINANCING ACTIVITIES:

     Policyholders' account deposits                                                6,901              7,052              5,245
     Policyholders' account withdrawals                                            (9,835)           (11,332)            (9,873)
     Net increase in short-term debt                                                  444              2,422                305
     Proceeds from the issuance of long-term debt                                   1,844              1,940                324
     Repayments of long-term debt                                                    (919)              (418)              (464)
                                                                            --------------     --------------     --------------

             Cash flows used in financing activities                               (1,565)              (336)            (4,463)
                                                                            --------------     --------------     --------------

NET (DECREASE)/INCREASE IN CASH                                                      (613)                84                985

CASH, BEGINNING OF YEAR                                                             1,943              1,859                874
                                                                            --------------     --------------     --------------

CASH, END OF YEAR                                                                 $ 1,330            $ 1,943            $ 1,859
                                                                            ==============     ==============     ==============


SUPPLEMENTAL CASH FLOW INFORMATION:

Income taxes (received)/paid                                                      $  (344)           $   163            $   968
                                                                            --------------     --------------     --------------

Interest paid                                                                     $   824            $   864            $   708
                                                                            --------------     --------------     --------------


                 See Notes to Consolidated Financial Statements
                                       B5

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

1.  BUSINESS

    The Prudential Insurance Company of America and its subsidiaries (collectively, "Prudential" or "the Company") provide financial services throughout the United States and in many foreign countries. The Company's businesses provide a full range of insurance, investment, securities and other financial products and services to both retail and institutional customers. Principal products and services provided include life insurance, property and casualty insurance, annuities, mutual funds, pension and retirement related investments and administration, asset management, and securities brokerage.

    Demutualization

    On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize and become a publicly traded stock company. On July 1, 1998, legislation was enacted in New Jersey that would permit demutualization to occur and that specified the process for conversion. Demutualization is a complex process involving the development of a plan of reorganization, approval of the plan by the Company's Board of Directors, a public hearing, approval by two-thirds of the qualified policyholders who vote on the plan, and review and approval by the New Jersey Department of Banking and Insurance. The Company's management is in the process of developing a proposed plan of demutualization, although there can be no assurance as to the terms thereof or that the Company's Board of Directors will approve such a plan.

    The Company's management currently anticipates that the Company's proposed plan of demutualization will include the establishment of a new holding company, Prudential, Inc., whose stock will be publicly traded and of which the Company's stock successor will become a direct or indirect wholly-owned subsidiary. The consolidated financial statements of the Company prior to the demutualization will become Prudential, Inc.'s consolidated financial statements upon demutualization. The Company's management also currently intends to propose that a corporate reorganization occur concurrently with the demutualization whereby the stock of various of the Company's subsidiaries (including Prudential Securities Group, the personal lines property-casualty insurance companies and the international insurance companies), the stock of a newly formed subsidiary containing the Company's asset management operations, and certain prepaid pension expense, post-employment benefits and certain other assets will be distributed to Prudential, Inc. If effected, the corporate reorganization can be expected to materially reduce invested assets, net income and total equity of The Prudential Insurance Company of America, which would be an insurance subsidiary of Prudential, Inc. after the corporate reorganization, although it would have no effect on the consolidated assets, net income or total equity of Prudential, Inc. As the terms of the foregoing transactions have not been finalized by the Company or approved by the regulatory authority, it is not currently possible to quantify their financial effect on the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Basis of Presentation

    The consolidated financial statements include the accounts of The Prudential Insurance Company of America, a mutual life insurance company, its majority-owned subsidiaries, and those partnerships and joint ventures in which the Company has a controlling financial interest, except in those instances where the Company cannot exercise control because the minority owners have substantive participating rights in the operating and capital


                                       B6

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    decisions of the entity. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). All significant intercompany balances and transactions have been eliminated.

    Use of Estimates
    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs ("DAC") and future policy benefits, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

    Investments
    Fixed maturities classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the positive intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity." The amortized cost of fixed maturities is written down to estimated fair value when a decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale," net of income tax and the effect on deferred policy acquisition costs and future policy benefits that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Accumulated other comprehensive income."

    Trading account assets and securities sold but not yet purchased are carried at estimated fair value. Realized and unrealized gains and losses on trading account assets and securities sold but not yet purchased are included in "Commissions and other income."

    Equity securities, available for sale, are comprised of common and non-redeemable preferred stock and are carried at estimated fair value. The associated unrealized gains and losses, net of income tax and the effect on deferred policy acquisition costs and future policy benefits that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Accumulated other comprehensive income/(loss)."

    Mortgage loans on real estate are stated primarily at unpaid principal balances, net of unamortized discounts and an allowance for losses. The allowance for losses includes a loan specific reserve for impaired loans and a portfolio reserve for incurred but not specifically identified losses. Impaired loans include those loans for which a probability exists that all amounts due according to the contractual terms of the loan agreement will not be collected. Impaired loans are measured at the present value of expected future cash flows discounted at the loan's effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to management's judgment as to the collectibility of principal. Management discontinues accruing interest on impaired loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has serious doubts about collectibility. When a loan is recognized as impaired, any accrued but uncollectible interest is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, a regular payment performance has been established. The portfolio reserve for incurred but not specifically identified losses considers the Company's past loan loss experience, the current credit composition of the portfolio, historical credit migration, property type diversification, default and loss severity statistics and other relevant factors.


                                       B7

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    Investment real estate held for disposal is carried at the lower of depreciated cost or fair value less estimated selling costs and is not further depreciated once classified as such.

    Real estate which the Company has the intent to hold for the production of income is carried at depreciated cost less any write-downs to fair value for impairment losses and is reviewed for impairment whenever events or circumstances indicate that the carrying value may not be recoverable. An impairment loss is recognized when the review indicates that the carrying value of the investment real estate exceeds the estimated undiscounted future cash flows (excluding interest charges) from the investment. At that time, the carrying value of the investment real estate is written down to fair value.

    Charges relating to real estate held for disposal and impairments of real estate held for investment are included in "Realized investment gains, net." Depreciation on real estate held for the production of income is computed using the straight-line method over the estimated lives of the properties, and is included in "Net investment income."

    Policy loans are carried at unpaid principal balances.

    Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession or control of securities purchased under agreements to resell. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased or resold is monitored, and additional collateral is obtained, where appropriate, to protect against credit exposure.

    Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities borrowed and loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the consolidated statements of financial position because the debtor typically has the right to redeem the collateral on short notice. Substantially all of the Company's securities borrowed contracts are with other brokers and dealers, commercial banks and institutional clients. Substantially all of the Company's securities loaned are with large brokerage firms.

    Securities repurchase and resale agreements and securities borrowed and loaned transactions are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

    Other long-term investments primarily represent the Company's investments in joint ventures and partnerships in which the Company does not exercise control and derivatives held for purposes other than trading. Such joint venture and partnership interests are generally accounted for using the equity method of accounting, reduced for other than temporary declines in value, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's net income from investments in joint ventures and partnerships is generally included in "Net investment income." However, for certain real estate joint ventures, Prudential's


                                       B8

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    interest is liquidated by means of one or more transactions that result in the sale of the underlying invested assets to third parties and the ultimate distribution of the proceeds to Prudential and other joint venture partners in exchange for and settlement of the respective joint venture interests. These transactions are accounted for as disposals of Prudential's joint venture interests and the resulting gains and losses are included in "Realized investment gains, net."

    Short-term investments, including highly liquid debt instruments purchased with an original maturity of twelve months or less, are carried at amortized cost, which approximates fair value.

    Realized investment gains, net are computed using the specific identification method. Costs of fixed maturities and equity securities are adjusted for impairments considered to be other than temporary. Allowances for losses on mortgage loans on real estate are netted against asset categories to which they apply and provisions for losses on investments are included in "Realized investment gains, net." Decreases in the carrying value of investment real estate held for disposal are recorded in "Realized investment gains, net."

    Cash
    Cash includes cash on hand, amounts due from banks, and money market instruments.

    Deferred Policy Acquisition Costs
    The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, costs of policy issuance and underwriting, and variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income."

    For participating life insurance, deferred policy acquisition costs are amortized over the expected life of the contracts (up to 45 years) in proportion to estimated gross margins based on historical and anticipated future experience, which is updated periodically. The average rate of assumed investment yield used in estimating expected gross margins was 7.83% at December 31, 1999. The effect of changes in estimated gross margins on unamortized deferred acquisition costs is reflected in "General and administrative expenses" in the period such estimated gross margins are revised. Policy acquisition costs related to interest-sensitive products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 15 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General and administrative expenses" in the period such estimated gross profits are revised. Deferred policy acquisition costs related to non-participating term insurance are amortized over the expected life of the contracts in proportion to the premium income.

    The Company has offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by the Company for another form of policy or contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, the unamortized DAC on the surrendered policies is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new policies have terms that


                                       B9

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies.

    For property and casualty insurance contracts, deferred policy acquisition costs are amortized over the period in which related premiums are earned. Future investment income is considered in determining the recoverability of deferred policy acquisition costs.

    For disability insurance, group life insurance, group annuities and guaranteed investment contracts, acquisition costs are expensed as incurred.

    Separate Account Assets and Liabilities
    Separate account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders, pension funds and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, real estate mortgage loans and short-term investments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income." Asset management fees charged to the accounts are included in "Commissions and other income."

    Other Assets and Other Liabilities
    Other assets consist primarily of prepaid benefit costs, reinsurance recoverables, certain restricted assets, trade receivables, mortgage securitization inventory, and property and equipment. Property and equipment are stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets which generally range from 3 to 40 years. Other liabilities consist primarily of trade payables, employee benefit liabilities, and reserves for sales practices remedies and costs.

    Contingencies
    Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

    Policyholders' Dividends
    The amount of the dividends to be paid to policyholders is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is based on the Company's statutory results and past experience, including investment income, realized investment gains, net over a number of years, mortality experience and other factors.

    Insurance Revenue and Expense Recognition
    Premiums from participating insurance policies are recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded using the net level premium method.

    Premiums from non-participating group annuities with life contingencies are recognized when due. For single premium immediate annuities and structured settlements with life contingencies, premiums are recognized when due with any excess profit deferred and recognized in a constant relationship to the amount of expected future benefit payments.

                                       B10

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    Amounts received as payment for interest-sensitive life contracts, deferred annuities and participating group annuities are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected in "Policy charges and fee income" and consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

    For disability insurance, group life insurance, and property and casualty insurance, premiums are recognized over the period to which the premiums relate in proportion to the amount of insurance protection provided. Claim and claim adjustment expenses are recognized when incurred.

    Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance receivables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

    Foreign Currency Translation Adjustments
    Assets and liabilities of foreign operations and subsidiaries reported in other than U.S. dollars are translated at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. The effects of translating the Statements of Financial Position of non-U.S. entities with functional currencies other than the U.S. dollar are included, net of related hedge gains and losses and income taxes, in "Accumulated other comprehensive income (loss)," a separate component of equity.

    Commissions and Other Income
    Commissions and other income principally includes securities and commodities commission revenues, asset management fees, investment banking revenue and realized and unrealized gains from trading activities of the Company's securities business.

    Derivative Financial Instruments
    Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include swaps, futures, forwards and option contracts and may be exchange-traded or contracted in the over-the-counter market. The Company uses derivative financial instruments to seek to reduce market risk from changes in interest rates or foreign currency exchange rates and to alter interest rate or currency exposures arising from mismatches between assets and liabilities. Additionally, derivatives are used in the broker-dealer business and in a limited-purpose subsidiary for trading purposes.

    To qualify as a hedge, derivatives must be designated as hedges for existing assets, liabilities, firm commitments or anticipated transactions which are identified and probable to occur, and effective in reducing the market risk to which the Company is exposed. The effectiveness of the derivatives are evaluated at the inception of the hedge and throughout the hedge period.

    Derivatives held for trading purposes are used by the Company's securities business to meet the needs of customers by structuring transactions that allow customers to manage their exposure to interest rates, foreign exchange rates, indices or prices of securities and commodities. Trading derivative positions are valued daily, generally by obtaining quoted market prices or through the use of pricing models. Values are affected by changes in interest rates, currency exchange rates, credit spreads, market volatility and liquidity. The Company monitors


                                       B11

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    these exposures through the use of various analytical techniques.

    Derivatives held for trading purposes are included at fair value in "Trading account assets," "Other liabilities" or "Broker-dealer related receivables/payables" in the Consolidated Statements of Financial Position, and realized and unrealized changes in fair value are included in "Commissions and other income" of the Consolidated Statements of Operations in the periods in which the changes occur. Cash flows from trading derivatives are reported in the operating activities section of the Consolidated Statements of Cash Flows.

    Derivatives held for purposes other than trading are primarily used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, other than trading derivatives are used to change the characteristics of the Company's asset/liability mix as part of the Company's risk management activities.

    See Note 14 for a discussion of the accounting treatment of derivatives that qualify as hedges. If the Company's use of other than trading derivatives does not meet the criteria to apply hedge accounting, the derivatives are recorded at fair value in "Other long-term investments" or "Other liabilities" in the Consolidated Statements of Financial Position, and changes in their fair value are included in "Realized investment gains, net" without considering changes in the hedged assets or liabilities. Cash flows from other than trading derivatives are reported in the investing activities section in the Consolidated Statements of Cash Flows.

    Income Taxes
    The Company and its domestic subsidiaries file a consolidated federal income tax return. The Internal Revenue Code (the "Code") limits the amount of non-life insurance losses that may offset life insurance company taxable income. The Code also imposes an "equity tax" on mutual life insurance companies which, in effect, imputes an additional tax to the Company based on a formula that calculates the difference between stock and mutual life insurance companies' earnings. Income taxes include an estimate for changes in the total equity tax to be paid for current and prior years. Subsidiaries operating outside the United States are taxed under applicable foreign statutes.

    Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion that is expected to be realized.

    Extraordinary Item - Demutualization Expenses, Net of Taxes
    The Consolidated Statements of Operations reflect extraordinary charges for demutualization expenses of $50 million and $11 million, net of taxes of zero, for the years ended December 31, 1999 and 1998, respectively. Demutualization expenses consist primarily of the cost of engaging independent accounting, actuarial, investment banking, legal and other consultants to advise the Company and the New Jersey Department of Banking and Insurance and the New York Department of Insurance in the demutualization process and related matters. Future demutualization expenses will also include the cost of printing and postage for communications with policyholders.

    New Accounting Pronouncements
    In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" which requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. SFAS No. 133 does not apply to most traditional insurance contracts. However, certain hybrid contracts that contain features which may affect settlement amounts similarly to derivatives may require separate accounting for the "host contract" and the underlying "embedded derivative"


                                       B12

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

    provisions. The latter provisions would be accounted for as derivatives as specified by the statement.

    SFAS No. 133 provides, if certain conditions are met, that a derivative may be specifically designated as (1) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge), (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (3) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction (foreign currency hedge).

    Under SFAS No. 133, the accounting for changes in fair value of a derivative depends on its intended use and designation. For a fair value hedge, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings. For a foreign currency hedge, the gain or loss is reported in other comprehensive income as part of the foreign currency translation adjustment. For all other derivatives not designated as hedging instruments, the gain or loss is recognized in earnings in the period of change. The Company is required to adopt this Statement, as amended, as of January 1, 2001 and is currently assessing the effect of the new standard.

    In October 1998, the AICPA issued Statement of Position 98-7, "Deposit
    Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk" ("SOP 98-7"). This statement provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. The adoption of this statement is not expected to have a material effect on the Company's financial position or results of operations.

    Reclassifications
    Certain amounts in prior years have been reclassified to conform to the current year presentation.

3. DISCONTINUED OPERATIONS

    In December 1998, the Company entered into a definitive agreement to sell its healthcare business to Aetna, Inc. ("Aetna"). The sale was completed on August 6, 1999. Included in this transaction were the Company's managed medical care, point of service, preferred provider organization and indemnity health lines, dental business, as well as the Company's Administrative Services Only ("ASO") business. The healthcare business is recorded as a discontinued operation in the accompanying consolidated financial statements, with a measurement date of December 31, 1998

    Proceeds from the sale were $500 million of cash, $500 million of Aetna three-year senior notes and stock appreciation rights covering one million shares of Aetna common stock, valued at approximately $30 million at the date of closing, with a term of five years and a reference price of $81.81 per Aetna common share. The sale resulted in a loss of $623 million, net of tax. Loss from healthcare operations for 1998 includes results through December 31, 1998 (the measurement date). Amounts within the footnotes have been adjusted, where noted, to eliminate the impact of discontinued operations and to be consistent with the presentation in the Consolidated Statements of Operations.

    The 1998 loss on disposal of $223 million, net of taxes, included anticipated operating losses to be incurred by the healthcare business subsequent to December 31, 1998 (the measurement date) through the expected date of


                                      B13

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. DISCONTINUED OPERATIONS (continued)

    the sale, as well as estimates of other costs the Company would incur in connection with the disposition of the healthcare business. These include costs attributable to facilities closure and systems terminations, severance and termination benefits, payments to Aetna related to the ASO business and estimated payments in connection with a medical loss ratio agreement covering the fully insured medical and dental business (the "MLR Agreement"). The MLR Agreement provides for payments either to or from Aetna in the event that medical loss ratios (i.e., incurred medical expense divided by earned premiums) for covered businesses are either less favorable or more favorable than levels specified in the MLR Agreement for the years 1999 and 2000. The loss on disposal also included the estimated positive impact of net curtailment gains from expected modifications of certain pension and other postretirement benefit plans in which employees of the healthcare business participate. (See Note 9).

    In 1999 the Company recognized an additional loss on disposal of its healthcare business of $400 million, after related tax benefits. The additional loss resulted primarily from higher than anticipated healthcare operating losses during the 1999 period through the August 6 closing date. The higher losses resulted principally from adverse claims experience and the impact of this experience on the evaluation of the Company's obligation under the MLR Agreement. The pretax operating loss from the healthcare business from January 1, 1999 through August 6, 1999 was $370 million, which exceeded the original estimate of $160 million, recorded within the "Loss on disposal of healthcare operations" in 1998. In addition to the obligations noted above, the Company has retained certain liabilities pertaining to the healthcare business, including all liabilities associated with litigation which existed at August 6, 1999 or commences within two years of that date with respect to claims that were incurred prior to August 6, 1999. Management's best estimate of these costs is included in the loss on disposal. It is possible that additional adjustments to estimates may be necessary which might be material to future results of operations of a particular quarterly or annual period.

    Upon the closing of the sale of the healthcare business, the Company entered into a coinsurance agreement with Aetna. The agreement is 100% indemnity reinsurance on a coinsurance basis for all of the Company's insured medical and dental business in-force upon the completion of the sale of the business on August 6, 1999. The agreement requires the Company to issue additional policies for new customers in response to proposals made to brokers or customers within six months after the closing date and to renew insurance policies until two years after the closing date. All such additional new and renewal policies are 100% coinsured by Aetna, when issued. The purpose of the agreement is to provide for the uninterrupted operation and growth, including renewals of existing policies and issuance of new policies, of the healthcare business that Aetna acquired from Prudential. The operation of the business and the attendant risks, except for the existence of the MLR Agreement as discussed above, were assumed entirely by Aetna. Consequently, the following amounts pertaining to the agreement had no effect on the Company's results of operations. The Company ceded premiums and benefits of $896 million and $757 million, respectively, for the period from August 6, 1999 through December 31, 1999. Reinsurance recoverable under this agreement, included in other assets, was $500 million at December 31, 1999.

    The following table presents the results and the loss on the disposal of the Company's healthcare business, determined as of the measurement date and subsequently adjusted, which are included in "Discontinued Operations" in the Consolidated Statements of Operations. Amounts for 1997 include revenues and expenses relating to a contract with the American Association of Retired Persons for healthcare and similar coverages which was terminated effective December 31, 1997.


                                      B14

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. DISCONTINUED OPERATIONS (continued)


                                                                                  1999               1998               1997
                                                                             ---------------    ---------------     --------------
                                                                                                (In Millions)

Revenues                                                                             $    -            $ 7,461            $10,305
Policyholder benefits                                                                     -             (6,064)            (8,484)
General and administrative expenses                                                       -             (1,822)            (2,364)
                                                                             ---------------    ---------------     --------------
Loss before income taxes                                                                  -               (425)              (543)
Income tax benefit                                                                        -                127                190
                                                                             ---------------    ---------------     --------------
Loss from operations                                                                      -               (298)              (353)
Loss on disposal, net of tax benefits of $240 in 1999 and $131 in 1998                 (400)              (223)                 -
                                                                             ---------------    ---------------     --------------
Loss from discontinued operations, net of taxes                                      $ (400)           $  (521)            $ (353)
                                                                             ===============    ===============     ==============


                                      B15

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

4. INVESTMENTS

    Fixed Maturities and Equity Securities

    The following tables provide additional information relating to fixed maturities and equity securities (excluding trading account assets) as of December 31:

                                                                                           1999
                                                             --------------------------------------------------------------
                                                                                 Gross           Gross          Estimated
                                                              Amortized       Unrealized       Unrealized         Fair
                                                                Cost             Gains           Losses           Value
                                                             ------------     ------------    -------------    ------------
                                                                                        (In Millions)
Fixed maturities available for sale
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies                     $  5,594         $     36         $    236        $  5,394

Obligations of U.S. states and
  their political subdivisions                                     2,437               41              118           2,360

Foreign government bonds                                           4,590              140               90           4,640

Corporate securities                                              57,503              580            2,431          55,652

Mortgage-backed securities                                         6,566               96              135           6,527

Other                                                                125                -                1             124
                                                             --------------------------------------------------------------
Total fixed maturities available for sale                       $ 76,815         $    893         $  3,011        $ 74,697
                                                             ==============================================================

Equity securities available for sale                            $  2,531         $    829         $     96        $  3,264
                                                             ==============================================================


                                                                                           1999
                                                             --------------------------------------------------------------
                                                                                 Gross           Gross          Estimated
                                                              Amortized       Unrealized       Unrealized         Fair
                                                                Cost             Gains           Losses           Value
                                                             ------------     ------------    -------------    ------------
                                                                                        (In Millions)
Fixed maturities held to maturity
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies                     $      5         $      -         $      -        $      5

Obligations of U.S. states and
  their political subdivisions                                        81                1                3              79

Foreign government bonds                                             214               11                1             224

Corporate securities                                              13,883              280              408          13,755

Mortgage-backed securities                                             1                -                -               1

Other                                                                 53                -                5              48
                                                             --------------------------------------------------------------

Total fixed maturities held to maturity                         $ 14,237         $    292         $    417        $ 14,112
                                                             ==============================================================


                                      B16

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

4. INVESTMENTS (continued)


                                                                                           1998
                                                             --------------------------------------------------------------
                                                                                 Gross           Gross          Estimated
                                                              Amortized       Unrealized       Unrealized         Fair
                                                                Cost             Gains           Losses           Value
                                                             ------------     ------------    -------------    ------------
                                                                                        (In Millions)
Fixed maturities available for sale
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies                     $  5,761         $    580          $     9        $  6,332

Obligations of U.S. states and
  their political subdivisions                                     2,672              204                1           2,875

Foreign government bonds                                           3,486              258               59           3,685

Corporate securities                                              57,043            2,540              546          59,037

Mortgage-backed securities                                         7,935              208               14           8,129

Other                                                                100                -                -             100
                                                             --------------------------------------------------------------
Total fixed maturities available for sale                       $ 76,997         $  3,790         $    629        $ 80,158
                                                             ==============================================================

Equity securities available for sale                            $  2,583         $    472         $    296        $  2,759
                                                             ==============================================================


                                                                                           1998
                                                             --------------------------------------------------------------
                                                                                 Gross           Gross          Estimated
                                                              Amortized       Unrealized       Unrealized         Fair
                                                                Cost             Gains           Losses           Value
                                                             ------------     ------------    -------------    ------------
                                                                                        (In Millions)
Fixed maturities held to maturity
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies                     $      5         $      -         $      -        $      5

Obligations of U.S. states and
  their political subdivisions                                        62                2                1              63

Foreign government bonds                                             216                8                1             223

Corporate securities                                              16,514            1,092               48          17,558

Mortgage-backed securities                                             1                -                -               1

Other                                                                 50                6                -              56
                                                             --------------------------------------------------------------
Total fixed maturities held to maturity                         $ 16,848         $  1,108         $     50        $ 17,906
                                                             ==============================================================


                                      B17

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

4. INVESTMENTS (continued)

   The amortized cost and estimated fair value of fixed maturities by contractual maturities at December 31, 1999, is shown below:


                                                             Available for Sale                          Held to Maturity
                                                     ----------------------------------        ----------------------------------
                                                                           Estimated                                 Estimated
                                                       Amortized             Fair                Amortized             Fair
                                                          Cost               Value                  Cost               Value
                                                     ---------------     --------------        ---------------     --------------
                                                                (In Millions)                             (In Millions)

Due in one year or less                                    $  3,171           $  3,166               $    671           $    671
Due after one year through five years                        18,132             17,911                  4,063              4,078
Due after five years through ten years                       19,249             18,725                  5,449              5,345
Due after ten years                                          29,697             28,368                  4,053              4,017
Mortgage-backed securities                                    6,566              6,527                      1                  1
                                                     ---------------     --------------        ---------------     --------------

     Total                                                 $ 76,815           $ 74,697               $ 14,237           $ 14,112
                                                     ===============     ==============        ===============     ==============


   Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

   Proceeds from the repayment of held to maturity fixed maturities during 1999, 1998 and 1997 were $4,957 million, $4,466 million, and $4,042 million, respectively. Gross gains of $73 million, $135 million, and $62 million, and gross losses of $0 million, $2 million, and $1 million were realized on prepayment of held to maturity fixed maturities during 1999, 1998 and 1997, respectively.

   Proceeds from the sale of available for sale fixed maturities during 1999, 1998 and 1997 were $117,547 million, $119,096 million and $120,604 million, respectively. Proceeds from the maturity of available for sale fixed maturities during 1999, 1998 and 1997 were $3,328 million, $4,055 million and $2,946 million, respectively. Gross gains of $884 million, $1,765 million and $1,310 million, and gross losses of $1,231 million, $443 million and $639 million were realized on sales and prepayments of available for sale fixed maturities during 1999, 1998 and 1997, respectively.

   Writedowns for impairments which were deemed to be other than temporary for fixed maturities were $266 million, $96 million and $13 million and for equity securities were $205 million, $95 million and $31 million for the years 1999, 1998 and 1997, respectively.

   During the years ended December 31, 1999 and 1998, certain securities classified as held to maturity were either sold or transferred to the available for sale portfolio. These actions were taken as a result of a significant deterioration in creditworthiness. The aggregate amortized cost of the securities sold or transferred was $230 million in 1999 and $73 million in 1998. Gross unrealized investment losses of $5 million in 1999 and $.4 million in 1998 were recorded in "Accumulated other comprehensive income" at the time of the transfer. Prior to transfer, impairments related to these securities, if any, were included in "Realized investment gains, net." Realized gains on securities sold were $3 million in 1999.


                                       B18

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

4. INVESTMENTS (continued)


   Mortgage Loans on Real Estate
   The Company's mortgage loans were collateralized by the following property types at December 31:

                                                         Amount          Percentage            Amount          Percentage
                                                      (In Millions)       of Total         (In Millions)        of Total
                                                                   1999                                  1998
                                                     ----------------------------------    ---------------------------------
Office Buildings                                            $  3,960             24.1%           $  4,156             25.3%
Retail stores                                                  2,627             15.9%              2,866             17.4%
Residential properties                                           662              4.0%                716              4.3%
Apartment complexes                                            4,508             27.3%              4,179             25.4%
Industrial buildings                                           2,161             13.1%              1,971             12.0%
Agricultural properties                                        1,959             11.9%              1,936             11.8%
Other                                                            612              3.7%                619              3.8%
                                                     ----------------  ----------------    ---------------   ---------------
  Subtotal                                                    16,489              100%             16,443              100%
                                                                       ================                      ===============
Allowance for losses                                            (221)                                (427)
                                                     ----------------                      ---------------
Net carrying value                                          $ 16,268                             $ 16,016
                                                     ================                      ===============


   The mortgage loans are geographically dispersed throughout the United States and Canada with the largest concentrations in California (23.4%) and New York (10.1%) at December 31, 1999. Mortgage loans receivable at December 31, 1998 include $87 million from non-consolidated joint ventures.

   Activity in the allowance for losses for all mortgage loans, for the years ended December 31, is summarized as follows:


                                                           1999                1998               1997
                                                     -----------------   -----------------  -----------------
                                                                          (In Millions)
Allowance for losses, beginning of year                         $ 427               $ 450              $ 515
Release of allowance for losses                                  (201)                  -                (41)
Charge-offs, net of recoveries                                     (5)                (23)               (24)
                                                     -----------------   -----------------  -----------------
Allowance for losses, end of year                               $ 221               $ 427              $ 450
                                                     =================   =================  =================


   The $201 million reduction of the mortgage loan allowance for losses in 1999 is primarily attributable to the improved economic climate, changes in the nature and mix of borrowers and underlying collateral and a decrease in impaired loans.

   Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowance for losses at December 31, are as follows:

                                                                          1999                1998
                                                                    -----------------   -----------------
                                                                                (In Millions)
Impaired mortgage loans with allowance for losses                              $ 411             $   501
Impaired mortgage loans with no allowance for losses                             283                 572
Allowance for losses, end of year                                                (24)                (45)
                                                                    -----------------   -----------------
Net carrying value of impaired mortgage loans                                  $ 670             $ 1,028
                                                                    =================   =================


                                       B19

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

4. INVESTMENTS (continued)

   Impaired mortgage loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. The average recorded investment in impaired loans before allowance for losses was $884 million, $1,329 million and $2,102 million during 1999, 1998 and 1997, respectively. Net investment income recognized on these loans totaled $55 million, $94 million and $140 million for the years ended December 31, 1999, 1998 and 1997, respectively.

   Investment Real Estate
   "Investment real estate" of $770 million and $675 million at December 31, 1999 and 1998, respectively, is directly owned. Of the Company's real estate, $293 million and $675 million consists of commercial and agricultural assets held for disposal at December 31, 1999 and 1998, respectively. Impairment losses amounted to $3 million, $8 million and $40 million for the years ended December 31, 1999, 1998 and 1997, respectively, and are included in "Realized investment gains, net."

   Restricted Assets and Special Deposits
   Assets of $4,463 million and $2,803 million at December 31, 1999 and 1998, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. Additionally, assets valued at $2,325 million and $3,898 million at December 31, 1999 and 1998, respectively, were held in voluntary trusts. Of these amounts, $1,553 million and $3,131 million at December 31, 1999 and 1998, respectively, related to the multi-state policyholder settlement described in Note 15. The remainder relates to trusts established to fund guaranteed dividends to certain policyholders and to fund certain employee benefits. Assets valued at $128 million and $173 million at December 31, 1999 and 1998, respectively, were pledged as collateral for bank loans and other financing agreements. Restricted cash and securities of $4,082 million and $2,366 million at December 31, 1999 and 1998, respectively, were included in the Consolidated Statements of Financial Position in "Other assets." The restricted cash represents funds deposited by clients and funds accruing to clients as a result of trades or contracts.

   Other Long-Term Investments
   The Company's "Other long-term investments" of $4,087 million and $3,474 million as of December 31, 1999 and 1998, respectively, are comprised of $1,212 million and $1,133 million in real estate related interests and $2,875 million and $2,341 million of non-real estate related interests. Net investment income from other long-term investments was $365 million, $311 million and $443 million for 1999, 1998 and 1997, respectively.


                                       B20

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

4. INVESTMENTS (continued)

   Investment Income and Investment Gains and Losses

   Net investment income arose from the following sources for the years ended December 31:

                                                                1999              1998               1997
                                                            -------------      ------------      -------------
                                                                              (In Millions)

Fixed maturities - available for sale                            $ 5,450           $ 5,366            $ 5,074
Fixed maturities - held to maturity                                1,217             1,406              1,622
Trading account assets                                               622               677                504
Equity securities - available for sale                                63                54                 52
Mortgage loans on real estate                                      1,401             1,525              1,555
Investment real estate                                               101               230                565
Policy loans                                                         448               410                396
Securities purchased under agreements to resell                       25                18                 15
Broker-dealer related receivables                                    976               836                706
Short-term investments                                               642               725                697
Other investment income                                              354               430                535
                                                            -------------      ------------      -------------

Gross investment income                                           11,299            11,677             11,721
Less investment expenses                                          (1,824)           (2,035)            (2,027)
                                                            -------------      ------------      -------------

     Subtotal                                                      9,475             9,642              9,694
Less amount relating to discontinued operations                      (51)             (107)              (212)
                                                            -------------      ------------      -------------

Net investment income                                            $ 9,424           $ 9,535            $ 9,482
                                                            =============      ============      =============



                                       B21

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

4. INVESTMENTS (continued)

   Realized investment gains, net, for the years ended December 31, were from the following sources:

                                                                     1999                1998                1997
                                                                ---------------     ---------------     ---------------
                                                                                    (In Millions)
Fixed maturities                                                       $  (557)            $ 1,381             $   684
Equity securities - available for sale                                     223                 427                 363
Mortgage loans on real estate                                              209                  22                  68
Investment real estate                                                     106                 642                 700
Joint ventures and limited partnerships                                    656                 454                 289
Derivatives                                                                305                (263)                108
Other                                                                      (27)                  8                  (3)
                                                                ---------------     ---------------     ---------------
     Subtotal                                                              915               2,671               2,209
Less amount related to discontinued operations                               9                 (30)                (41)
                                                                ---------------     ---------------     ---------------
Realized investment gains, net                                         $   924             $ 2,641             $ 2,168
                                                                ===============     ===============     ===============



    The "joint ventures and limited partnerships" category includes net realized investment gains relating to real estate joint ventures' and partnerships' sales of their underlying invested assets, as described more fully in Note 2, "Other long-term investments," amounting to $114 million, $177 million and $56 million in 1999, 1998 and 1997, respectively.

    Based on the carrying value, assets categorized as "non-income producing" for the year ended December 31, 1999 included in fixed maturities available for sale, mortgage loans on real estate and other long-term investments totaled $15 million, $25 million and $1 million, respectively.

    Net  Unrealized Investment Gains/Losses
    Net unrealized investment gains on securities available for sale and certain other long-term investments are included in the Consolidated Statements of Financial Position as a component of "Accumulated other comprehensive income." Changes in these amounts include reclassification adjustments to avoid including in "Other comprehensive income/(loss)" those items that are included as part of "Net income" for a period that also had been part of "Other comprehensive income/(loss)" in earlier periods. The amounts for the years ended December 31, are as follows:


                                       B22

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

4. INVESTMENTS (continued)


                                                                Impact of unrealized investment gains (losses) on:
                                                                ---------------------------------------------------------
                                                                    Deferred
                                                Unrealized           policy            Future             Deferred
                                             gains(losses) on     acquisition          policy            income tax
                                                investments          costs            benefits       (liability)benefit
                                            ------------------  ---------------  ----------------  ----------------------
                                                                                   (In Millions)

Balance, December 31, 1996                        $ 2,527           $  (193)           $  (573)            $  (625)

Net investment gains (losses) on
investments arising during the
period                                              2,667                 -                  -                (961)

Reclassification adjustment for
gains included in net income                         (986)                -                  -                 355

Impact of net unrealized investment                     -              (154)                 -                  55
gains on deferred policy acquisition
costs

Impact of net unrealized investment                     -                 -               (563)                203
gains on future policy benefits
                                            ------------------  ---------------  ----------------  ----------------------

Balance, December 31, 1997                          4,208              (347)            (1,136)               (973)

Net investment gains (losses) on
investments arising during the
period                                                804                 -                  -                (282)

Reclassification adjustment for
gains included in net income                       (1,675)                -                  -                 588

Impact of net unrealized investment
gains on deferred policy acquisition
costs                                                   -                98                  -                 (36)

Impact of net unrealized investment
gains on future policy benefits                         -                 -                 38                 (15)
                                            ------------------  ---------------  ----------------  ----------------------

Balance, December 31, 1998                          3,337              (249)            (1,098)               (718)

Net investment gains (losses) on
investments arising during the
period                                             (5,089)                -                  -               1,845

Reclassification adjustment for
gains included in net income                          404                 -                  -                (146)

Impact of net unrealized investment
losses on deferred policy acquisition                   -               566                  -                (213)
costs

Impact of net unrealized investment
losses on future policy benefits                        -                 -              1,095                (394)
                                            ------------------  ---------------  ----------------  ----------------------

Balance, December 31, 1999                       $ (1,348)         $    317           $     (3)           $    374
                                            ==================  ===============  ================  ======================



                                                              Accumulated
                                                                other
                                                            comprehensive
                                                            income/(loss)
                                                            related to net
                                                              unrealized
                                                              investment
                                                            gains (losses)
                                                          ------------------

Balance, December 31, 1996                                       $ 1,136

Net investment gains (losses) on
investments arising during the
period                                                             1,706

Reclassification adjustment for
gains included in net income                                        (631)

Impact of net unrealized investment                                  (99)
gains on deferred policy acquisition
costs

Impact of net unrealized investment                                 (360)
gains on future policy benefits
                                                          ------------------

Balance, December 31, 1997                                         1,752

Net investment gains (losses) on
investments arising during the
period                                                               522

Reclassification adjustment for
gains included in net income                                      (1,087)

Impact of net unrealized investment
gains on deferred policy acquisition
costs                                                                 62

Impact of net unrealized investment
gains on future policy benefits                                       23
                                                          ------------------

Balance, December 31, 1998                                         1,272

Net investment gains (losses) on
investments arising during the
period                                                            (3,244)

Reclassification adjustment for
gains included in net income                                         258

Impact of net unrealized investment
losses on deferred policy acquisition                                353
costs

Impact of net unrealized investment
losses on future policy benefits                                     701
                                                          ------------------

Balance, December 31, 1999                                       $  (660)
                                                          ==================


                                       B23

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

4. INVESTMENTS (continued)


    The table below presents unrealized gains (losses) on investments by asset class:

                                                                As of December 31,
                                                   1999                1998               1997
                                              -------------      ---------------      -------------
                                                                   (In Millions)
Fixed maturities                                  $ (2,118)             $ 3,161            $ 3,774
Equity securities                                      733                  176                434
Other long-term investments                             37                    -                  -
                                              -------------      ---------------      -------------
Unrealized gains (losses) on investments          $ (1,348)             $ 3,337            $ 4,208
                                              =============      ===============      =============


5. DEFERRED POLICY ACQUISITION COSTS

    The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:


                                                            1999       1998        1997
                                                          ---------  ----------  ----------
                                                                     (In Millions)
Balance, beginning of year                                 $ 6,462     $ 6,083     $ 6,095
Capitalization of commissions, sales and issue
  expenses                                                   1,333       1,313       1,409
Amortization                                                (1,155)     (1,139)     (1,176)
Change in unrealized investment gains                          566          98        (154)
Foreign currency translation                                   118         107         (91)
                                                          ---------  ----------  ----------
Balance, end of year                                       $ 7,324     $ 6,462     $ 6,083
                                                          =========  ==========  ==========


6. POLICYHOLDERS' LIABILITIES

    Future policy benefits at December 31, are as follows:

                                                   1999         1998
                                                  --------     --------
                                                      (In Millions)
Life insurance                                    $ 51,667     $ 48,981
Annuities                                           14,138       15,360
Other contract liabilities                           2,264        2,718
                                                  --------     --------
Total future policy benefits                      $ 68,069     $ 67,059
                                                  ========     ========


     The majority of the Company's participating insurance is in its domestic individual life insurance business. Participating insurance represented approximately 90% of domestic individual life insurance inforce and approximately 90% of domestic individual life insurance premiums for 1999, 1998 and 1997. Revenues and expenses of this business come directly from the underlying policies and supporting assets.


                                      B24

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

6. POLICYHOLDERS' LIABILITIES (continued)

     Life insurance liabilities include reserves for death and endowment policy benefits, terminal dividends, premium deficiency reserves and certain health benefits. Annuity liabilities include reserves for immediate annuities and life contingent group annuities. Other contract liabilities primarily consist of unearned premium and benefit reserves for group health products.

     The following table highlights the key assumptions generally utilized in calculating these reserves:

          Product                       Mortality                    Interest Rate               Estimation Method
----------------------------    ---------------------------    --------------------------    ---------------------------
Life insurance                  Generally, rates                     2.5% to 11.5%           Net level premium
                                guaranteed in calculating                                    based on non-forfeiture
                                cash surrender values                                        interest rate

Individual annuities            1971 and 1983 Individual             3.5% to 13.4%           Present value of
                                Annuity Mortality                                            expected future payments
                                Tables with certain                                          based on historical
                                modifications                                                experience

Group annuities                 1950 and 1971 Group                  3.8% to 17.3%           Present value of
                                Annuity Mortality                                            expected future payments
                                Tables with certain                                          based on historical
                                modifications                                                experience

Other contract liabilities                                           2.5% to 11.5%           Present value of
                                                                                             expected future payments
                                                                                             based on historical
                                                                                             experience


     Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized acquisition costs. Premium deficiency reserves have been recorded for the group single premium annuity business, which consists of limited-payment, long duration, traditional and non-participating annuities, and for certain individual health policies. Liabilities of $1,930 million and $1,844 million is included in "Future policy benefits" with respect to these deficiencies at December 31, 1999 and 1998, respectively.

     Policyholders' account balances at December 31, are as follows:

                                                                                1999              1998
                                                                             ------------      ------------
                                                                                     (In Millions)
Individual annuities                                                            $  4,612          $  4,997
Group annuities                                                                    2,176             2,362
Guaranteed investment contracts and guaranteed interest accounts                  13,429            14,408
Interest-sensitive life contracts                                                  3,607             3,566
Dividend accumulations and other                                                   7,754             7,765
                                                                             ------------      ------------
Policyholders' account balances                                                 $ 31,578          $ 33,098
                                                                             ============      ============


                                      B25

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

6. POLICYHOLDERS' LIABILITIES (continued)

     Policyholders' account balances for interest-sensitive life and investment-type contracts represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges.

     Certain contract provisions that determine the policyholder account balances are as follows:

                                                                                         Withdrawal/
                   Product                             Interest Rate                  Surrender Charges
----------------------------------------------   --------------------------   -----------------------------------

Individual annuities                                   3.0% to 11.3%          0% to 8% for up to 8 years

Group annuities                                        2.0% to 13.9%          Contractually limited or subject
                                                                              to market value adjustment

Guaranteed investment contracts and                    3.9% to 15.4%          Generally, subject to market value
Guaranteed interest accounts                                                  withdrawal provisions for any funds
                                                                              withdrawn other than for benefit
                                                                              responsive and contractual payments

Interest-sensitive life contracts                      2.0% to 6.0%           Various up to 10 years

Dividend accumulations and other                       3.0% to 7.0%           Withdrawal or surrender
                                                                              contractually limited or subject
                                                                              to market value adjustment


                                      B26

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

6. POLICYHOLDERS' LIABILITIES (continued)

    Unpaid claims and claim adjustment expenses. The following table provides a reconciliation of the activity in the liability for unpaid claims and claim adjustment expenses for property and casualty insurance, which includes the Company's personal lines automobile and homeowner's business, as well as the Company's wind-down commercial lines business, primarily environmental and asbestos-related claims, and accident and health insurance at December 31:

                                                                      1999                               1998
                                                        --------------------------------   -------------------------------
                                                          Accident          Property         Accident         Property
                                                         and Health       and Casualty      and Health      and Casualty
                                                        --------------   ---------------   --------------   --------------
                                                                                   (In Millions)

Balance at January 1                                          $ 1,090           $ 2,716          $ 1,857          $ 2,956
Less reinsurance recoverables, net                                 52               533              810              535
                                                        --------------   ---------------   --------------   --------------
Net balance at January 1                                        1,038             2,183            1,047            2,421
                                                        --------------   ---------------   --------------   --------------
Incurred related to:

   Current year                                                 4,110             1,249            6,132            1,314
   Prior years                                                    (72)              (54)             (15)            (154)
                                                        --------------   ---------------   --------------   --------------
Total incurred                                                  4,038             1,195            6,117            1,160
                                                        --------------   ---------------   --------------   --------------
Paid related to:

   Current year                                                 3,397               700            5,287              717
   Prior years                                                    672               720              839              681
                                                        --------------   ---------------   --------------   --------------
Total paid                                                      4,069             1,420            6,126            1,398
                                                        --------------   ---------------   --------------   --------------
  Disposal of healthcare business (See Note 3)                   (965)                -                -                -
                                                        --------------   ---------------   --------------   --------------
Net balance at December 31                                         42             1,958            1,038            2,183
Plus reinsurance recoverables, net                                378               451               52              533
                                                        --------------   ---------------   --------------   --------------
Balance at December 31                                        $   420           $ 2,409          $ 1,090          $ 2,716
                                                        ==============   ===============   ==============   ==============


                                                                      1997
                                                        --------------------------------
                                                          Accident          Property
                                                         and Health       and Casualty
                                                        --------------   ---------------
                                                                  (In Millions)

Balance at January 1                                          $ 1,932           $ 3,076
Less reinsurance recoverables, net                                 10               553
                                                        --------------   ---------------
Net balance at January 1                                        1,922             2,523
                                                        --------------   ---------------
Incurred related to:

   Current year                                                 8,379             1,484
   Prior years                                                     63               (50)
                                                        --------------   ---------------
Total incurred                                                  8,442             1,434
                                                        --------------   ---------------
Paid related to:

   Current year                                                 6,673               739
   Prior years                                                  1,842               797
                                                        --------------   ---------------
Total paid                                                      8,515             1,536
                                                        --------------   ---------------
  Disposal of healthcare business (See Note 3)                      -                 -
                                                        --------------   ---------------
Net balance at December 31                                      1,849             2,421
Plus reinsurance recoverables, net                                  8               535
                                                        --------------   ---------------
Balance at December 31                                        $ 1,857           $ 2,956
                                                        ==============   ===============


     The Accident and Health reinsurance recoverable balance at December 31, 1999 includes $371 million attributable to the Company's discontinued healthcare business. The Accident and Health balance at December 31, 1998 and 1997 includes amounts attributable to the Company's discontinued healthcare business of $1,026 million and $1,693 million, respectively.

     The unpaid claims and claim adjustment expenses presented above include estimates for liabilities associated with reported claims and for incurred but not reported claims based, in part, on the Company's experience. Changes in the estimated cost to settle unpaid claims are charged or credited to the Consolidated Statement of Operations periodically as the estimates are revised. Accident and Health unpaid claims liabilities are discounted using interest rates ranging from 3.5% to 7.5%.

     In 1999, 1998 and 1997, the amounts incurred for claims and claim adjustment expenses for property and casualty related to prior years were primarily driven by lower than anticipated losses for the auto line of business.

     The amounts incurred for claims and claim adjustment expense for Accident and Health related to prior years are primarily due to factors including changes in claim cost trends and an accelerated decline in the indemnity health business.


                                      B27

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. REINSURANCE

     The Company participates in reinsurance in order to provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Property-casualty reinsurance is placed on a pro-rata basis and excess of loss, including stop loss, basis. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers, for both short and long-duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

     The tables presented below exclude amounts pertaining to the Company's discontinued healthcare operations. See Note 3 for a discussion of the Company's coinsurance agreement with Aetna.

     Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

                                        1999          1998          1997
                                      ---------     ---------     ---------
                                                  (In Millions)
Direct premiums                       $ 10,068       $ 9,637       $ 9,667
     Reinsurance assumed                    66            65            64
     Reinsurance ceded                    (659)         (678)         (716)
                                      ---------     ---------     ---------
Premiums                               $ 9,475       $ 9,024       $ 9,015
                                      =========     =========     =========
Policyholders' benefits ceded          $   483       $   510       $   530
                                      =========     =========     =========


     Reinsurance recoverables, included in "Other assets" in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                        1999          1998
                                      ----------    ----------
                                           (In Millions)
Life insurance                          $   576       $   620
Property-casualty                           473           564
Other reinsurance                            90            92
                                      ----------    ----------
                                        $ 1,139       $ 1,276
                                      ==========    ==========


     Two major reinsurance companies account for approximately 58% of the reinsurance recoverable at December 31, 1999. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable therefrom in order to minimize its exposure to loss from reinsurer insolvencies, recording an allowance when necessary for uncollectible reinsurance.


                                      B28

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


8.  SHORT-TERM AND LONG-TERM DEBT

     Debt consists of the following at December 31:

Short-term debt

                                       1999          1998
                                    -----------    ----------
                                           (In Millions)
Commercial paper (b)                  $  7,506      $  7,057
Notes payable                            2,598         2,164
Current portion of long-term debt          754           861
                                    -----------    ----------

Total short-term debt                 $ 10,858      $ 10,082
                                    ===========    ==========

    The weighted average interest rate on outstanding short-term debt was approximately 5.2% and 5.4% at December 31, 1999 and 1998, respectively.

Long-term debt

Description                                      Maturity Dates                     Rate                 1999              1998
-----------                                     -----------------------     -------------------      ------------      ------------
                                                                                                              (In Millions)

     Fixed rate notes                                 2000 - 2023              .50% - 12.28%              $ 1,161           $ 1,480
     Floating rate notes ("FRN")                      2000 - 2003                   (a)                       865               767
     Surplus notes                                    2003 - 2025              6.875% - 8.30%                 987               987
     Commercial paper backed by long-term
          credit agreement (b)                                                                              2,500             1,500
                                                                                                      ------------      ------------
          Total long-term debt                                                                            $ 5,513           $ 4,734
                                                                                                      ============      ============


(a) Floating interest rates are generally based on such rates as LIBOR, Constant Maturity Treasury, or the Federal Funds Rate. Interest on the FRN's ranged from 6.17% to 14.00% for 1999 and 1998, respectively. Included in the floating rate notes are equity indexed instruments. The Company issued an S&P 500 index linked note of $29 million in September of 1997. The interest rate on the note is based on the appreciation of the S&P 500 index, with a contractual cap of 14%. At December 31, 1999 and 1998, the rate was 14%. Excluding this note, floating interest rates ranged from 6.17% to 9.54% for 1999 and 4.04% to 7.9% for 1998.

(b) At December 31, 1999 and 1998, the Company classified $2.5 billion and $1.5 billion, respectively, of its commercial paper as long-term debt. This classification is supported by long-term syndicated credit line agreements. The Company has the ability and intent to use these agreements, if necessary, to refinance commercial paper on a long-term basis.


                                      B29

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

8. SHORT-TERM AND LONG-TERM DEBT (continued)


    The following table summarizes the Company's use of the proceeds from issuing long-term debt:

                                                  1999              1998
                                             ---------------   ----------------
                                                       (In Millions)

Corporate                                           $ 1,782            $ 1,917
Investment related                                    1,121                751
Securities business related                           2,610              2,066
                                             ---------------   ----------------
          Total long-term debt                      $ 5,513            $ 4,734
                                             ===============   ================


    The net proceeds from the issuance of the Company's long-term debt may be used for general corporate purposes. This includes investing in equity and debt securities of subsidiaries, advancing funds to its subsidiaries for liquidity and operational purposes, and supporting liquidity of the Company's other businesses.

    Investment related long-term debt consists of debt issued to finance specific investment assets or portfolios of investment assets including real estate, institutional spread lending investment portfolios and real estate related investments held in consolidated joint ventures.

    Securities business related long-term debt consists of debt issued to finance primarily the liquidity of the Company's securities business. Loans made by the Company to its securities subsidiaries using the proceeds from the Company's issuance of long-term debt may be made on a long-term, short-term, or subordinated basis, depending on the particular requirements of its securities business.

    Payment of interest and principal on the surplus notes issued after 1993, of which $688 million were outstanding at December 31, 1999 and 1998, may be made only with the prior approval of the Commissioner of Insurance of the State of New Jersey.

    In order to modify exposure to interest rate and currency exchange rate movements, the Company utilizes derivative instruments, primarily interest rate swaps, in conjunction with some of its debt issues. The effect of these derivative instruments is included in the calculation of the interest expense on the associated debt, and as a result, the effective interest rates on the debt may differ from the rates reflected in the tables above. Floating rates are determined by formulas and may be subject to certain minimum or maximum rates.


Scheduled principal repayment of long-term debt                 (In Millions)
                 2001                                                   $   738
                 2002                                                     1,942
                 2003                                                       459
                 2004                                                     1,334
                 2005                                                        58
          2006 and thereafter                                               982
                                                              ------------------
                 Total                                                  $ 5,513
                                                              ==================


     At December 31, 1999, the Company had $9,934 million in lines of credit from numerous financial institutions of which $7,947 million were unused. These lines of credit generally have terms ranging from one to five years.

     The Company issues commercial paper primarily to manage operating cash flows and existing commitments, meet working capital needs and take advantage of current investment opportunities. A portion of commercial


                                       B30

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

8. SHORT-TERM AND LONG-TERM DEBT (continued)


     paper borrowings are supported by various lines of credit referred to above. At December 31, 1999 and 1998, the weighted average maturity of commercial paper outstanding was 23 and 21 days, respectively.

     Interest expense for short-term and long-term debt is $863 million, $920 million, and $743 million for the years ended December 31, 1999, 1998 and 1997, respectively. Securities business related interest expense of $254 million, $288 million, and $248 million in 1999, 1998 and 1997, respectively, is included in "Net investment income."

9.  EMPLOYEE BENEFIT PLANS

     Pension and Other Postretirement Plans
     The Company has funded non-contributory defined benefit pension plans which cover substantially all of its employees. The Company also has several non-funded non-contributory defined benefit plans covering certain executives. Benefits are generally based on career average earnings and credited length of service. The Company's funding policy is to contribute annually an amount necessary to satisfy the Internal Revenue Service contribution guidelines.

     The Company provides certain life insurance and healthcare benefits ("Other postretirement benefits") for its retired employees, their beneficiaries and covered dependents. The healthcare plan is contributory; the life insurance plan is non-contributory.

     Substantially all of the Company's employees may become eligible to receive benefits if they retire after age 55 with at least 10 years of service or under certain circumstances after age 50 with at least 20 years of continuous service. These benefits are funded as considered necessary by Company management.

     The Company has elected to amortize its transition obligation for other postretirement benefits over 20 years.

     Prepaid and accrued benefits costs are included in "Other assets" and "Other liabilities," respectively, in the Company's Consolidated Statements of Financial Position. The status of these plans as of September 30, adjusted for fourth-quarter activity, is summarized below:



                                      B31

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9.  EMPLOYEE BENEFIT PLANS (continued)


                                                                                                                Other
                                                                     Pension Benefits                  Postretirement Benefits
                                                             ----------------------------------    ---------------------------------
                                                                  1999               1998               1999              1998
                                                             ---------------    ---------------    ---------------    --------------
                                                                                          (In Millions)
Change in benefit obligation:

Benefit obligation at the beginning of period                      $ (6,309)          $ (5,557)          $ (2,213)         $ (2,128)
Service cost                                                           (193)              (159)               (39)              (35)
Interest cost                                                          (410)              (397)              (141)             (142)
Plan participants' contributions                                          -                  -                 (6)               (6)
Amendments                                                               (2)               (58)                (2)                -
Actuarial gains (losses)                                                974               (600)               312               (31)
Contractual termination benefits                                        (53)               (30)                 -                 -
Special termination benefits                                            (51)                 -                 (2)                -
Curtailment                                                             206                  -                 43                 -
Benefits paid                                                           408                485                108               128
Foreign currency changes                                                  -                  7                 (1)                1
                                                             ---------------    ---------------    ---------------    --------------
Benefit obligation at end of period                                $ (5,430)          $ (6,309)          $ (1,941)         $ (2,213)
                                                             ===============    ===============    ===============    ==============

Change in plan assets:

Fair value of plan assets at beginning of period                    $ 8,427            $ 8,489            $ 1,422           $ 1,354
Actual return on plan assets                                          1,442                445                213               146
Transfer to third party                                                 (14)                (4)                 -                 -
Contribution from pension plan                                            -                  -                  -                31
Employer contributions                                                   21                 25                 15                13
Plan participants' contributions                                          -                  -                  6                 6
Withdrawal under IRS Section 420                                          -                (36)                 -                 -
Benefits paid                                                          (408)              (485)              (108)             (128)
Foreign currency changes                                                  -                 (7)                 -                 -
                                                             ---------------    ---------------    ---------------    --------------
Fair value of plan assets at end of period                          $ 9,468            $ 8,427            $ 1,548           $ 1,422
                                                             ===============    ===============    ===============    ==============

Funded status:

Funded status at end of period                                      $ 4,038            $ 2,118             $ (393)           $ (791)
Unrecognized transition (asset) liability                              (448)              (554)               462               660
Unrecognized prior service cost                                         225                335                  2                 -
Unrecognized actuarial net (gain)                                    (2,514)              (813)              (746)             (353)
Effects of fourth quarter activity                                       (3)                (9)                 -                 2
                                                             ---------------    ---------------    ---------------    --------------
Net amount recognized                                               $ 1,298            $ 1,077             $ (675)           $ (482)
                                                             ===============    ===============    ===============    ==============

Amounts recognized in the Statements of
Financial Position consist of:

Prepaid benefit cost                                                $ 1,601            $ 1,348             $    -            $    -
Accrued benefit liability                                              (316)              (287)              (675)             (482)
Intangible asset                                                          6                  7                  -                 -
Accumulated other comprehensive income                                    7                  9                  -                 -
                                                             ---------------    ---------------    ---------------    --------------
Net amount recognized                                               $ 1,298            $ 1,077             $ (675)           $ (482)
                                                             ===============    ===============    ===============    ==============


                                      B32

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9.  EMPLOYEE BENEFIT PLANS (continued)

     The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were $401 million, $309 million and $0, respectively, as of September 30, 1999 and $384 million, $284 million and $0, respectively, as of September 30, 1998.

     The effects of fourth quarter activity are summarized as follows:

                                                                                              Other
                                                   Pension Benefits                  Postretirement Benefits
                                           ---------------------------------     ---------------------------------
                                               1999               1998               1999               1998
                                           --------------     --------------     --------------     --------------
                                                                         (In Millions)
Contractual termination benefits                    $ (9)             $ (14)               $ -                $ -
Employer contributions                                 6                  5                  -                  2
                                           --------------     --------------     --------------     --------------
Effects of 4th quarter activity                     $ (3)              $ (9)               $ -                $ 2
                                           ==============     ==============     ==============     ==============


     Pension plan assets consist primarily of equity securities, bonds, real estate and short-term investments, of which $6,534 million and $5,926 million are included in Separate Account assets and liabilities at September 30, 1999 and 1998, respectively.

     Other postretirement plan assets consist of group and individual life insurance policies, group life and health contracts, common stocks, corporate debt securities, U.S. government securities and short-term investments. During 1999 the assets of group life and health contracts were transferred into common stocks, debt securities and short-term investments. Plan assets include $434 million and $1,018 million of Company insurance policies and contracts at September 30, 1999 and 1998, respectively.

     The Prudential Plan was amended during the time period presented to provide contractual termination benefits to certain plan participants whose employment had been terminated. Costs related to these amendments are reflected in contractual termination benefits that follow.


                                      B33

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9.  EMPLOYEE BENEFIT PLANS (continued)

     Net periodic benefit cost included in "General and administrative expenses" in the Company's Consolidated Statements of Operations for the years ended December 31, includes the following components:


                                                              Pension Benefits                  Other Postretirement Benefits
                                                 ----------------------------------------------------------------------------------
                                                    1999          1998          1997          1999          1998          1997
                                                 -----------   -----------   -----------   ------------  ------------  ------------
                                                                                   (In Millions)
Components of net periodic benefits
costs:

Service cost                                          $ 193         $ 159         $ 127           $ 39          $ 35          $ 38
Interest cost                                           410           397           376            141           142           149
Expected return on plan assets                         (724)         (674)         (617)          (121)         (119)          (87)
Amortization of transition amount                      (106)         (106)         (106)            47            47            50
Amortization of prior service cost                       45            45            42              -             -             -
Amortization of actuarial net (gain) loss                 4             1             -            (10)          (13)          (13)
Special termination benefits                             51             -             -              2             -             -
Curtailment (gain) loss                                (122)            5             -            108             -             -
Contractual termination benefits                         48            14            30              -             -             -
                                                 -----------   -----------   -----------   ------------  ------------  ------------
     Subtotal                                          (201)         (159)         (148)           206            92           137
Less amounts related to discontinued operations          84            25             -           (130)          (34)          (38)
                                                 -----------   -----------   -----------   ------------  ------------  ------------
Net periodic (benefit) cost                          $ (117)       $ (134)       $ (148)          $ 76          $ 58          $ 99
                                                 ===========   ===========   ===========   ============  ============  ============


     Discontinued operations amounts for 1998 and 1997 were included in loss from healthcare operations. The 1999 amounts were included in loss on disposal of healthcare operations. See Note 3 for discussion of the disposal of the Company's healthcare business. Discontinued operations for pension benefits in 1999 includes $122 million of curtailment gains and $51 million of special termination benefit costs. Discontinued operations for postretirement benefits in 1999 includes $108 million of curtailment losses and $2 million of special termination benefit costs.

     The assumptions at September 30, used by the Company to calculate the benefit obligations as of that date and to determine the benefit cost in the subsequent year are as follows:


                                                    Pension Benefits                       Other Postretirement Benefits
                                          -------------------------------------  --------------------------------------------------
                                            1999          1998         1997           1999             1998               1997
                                          ----------   -----------  -----------  ---------------   --------------     -------------

Weighted-average assumptions:

Discount rate (beginning of period)         6.50%        7.25%        7.75%          6.50%             7.25%              7.75%
Discount rate (end of period)               7.75%        6.50%        7.25%          7.75%             6.50%              7.25%
Rate of increase in compensation            4.50%        4.50%        4.50%          4.50%             4.50%              4.50%
     levels (beginning of period)
Rate of increase in compensation            4.50%        4.50%        4.50%          4.50%             4.50%              4.50%
     levels (end of period)
Expected return on plan assets              9.50%        9.50%        9.50%          9.00%             9.00%              9.00%
Health care cost trend rates                  -            -            -         7.50 - 9.80%     7.80 - 11.00%      8.20 - 11.80%
Ultimate health care cost trend rate          -            -            -            5.00%             5.00%              5.00%
   after gradual decrease until 2006


                                      B34

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9.  EMPLOYEE BENEFIT PLANS (continued)

     Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage point increase and decrease in assumed health care cost trend rates would have the following effects:

                                                              Other
                                                      Postretirement Benefits
                                                   ----------------------------
                                                              1999
                                                          ------------
                                                          (In Millions)
One percentage point increase

Increase in total service and interest costs                    $ 25
Increase in postretirement benefit obligation                    200

One percentage point decrease

Decrease in total service and interest costs                    $ 20
Decrease in postretirement benefit obligation                    167


     Postemployment Benefits
     The Company accrues postemployment benefits primarily for life and health benefits provided to former or inactive employees who are not retirees. The net accumulated liability for these benefits at December 31, 1999 and 1998 was $157 million and $135 million, respectively, and is included in "Other liabilities."

     Other Employee Benefits
     The Company sponsors voluntary savings plans for employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 3% of annual salary. The matching contributions by the Company included in "General and administrative expenses" are as follows:

                                                                            401(k) Company Match
                                                             ---------------------------------------------------
                                                                 1999               1998              1997
                                                             --------------    ---------------    --------------
                                                                               (In Millions)
Company match                                                         $ 60               $ 54              $ 63
Less amounts related to discontinued operations                         (8)               (14)              (16)
                                                             --------------    ---------------    --------------
401(k) Company match included in
     general and administrative expenses                              $ 52               $ 40              $ 47
                                                             ==============    ===============    ==============


     Discontinued operations amounts for 1998 and 1997 were included in loss from healthcare operations. The 1999 amount was included in loss on disposal of healthcare operations.



                                      B35

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. INCOME TAXES

     The components of income tax expense for the years ended December 31, were as follows:


                                                             1999                1998               1997
                                                         --------------      --------------     --------------
                                                                             (In Millions)
Current tax expense (benefit):
            U.S.                                                 $ 614               $ 883              $ (14)
            State and local                                         84                  54                 51
            Foreign                                                 (8)                148                 64
                                                         --------------      --------------     --------------
            Total                                                  690               1,085                101

Deferred tax expense (benefit):
            U.S.                                                   206                 (93)               269
            State and local                                         44                  (6)                 4
            Foreign                                                102                 (16)                33
                                                         --------------      --------------     --------------
            Total                                                  352                (115)               306

Total income tax expense                                       $ 1,042               $ 970              $ 407
                                                         ==============      ==============     ==============


      Income from continuing operations before income taxes and extraordinary item, for the years ended December 31, was as follows:

                                                           1999                 1998                  1997
                                                       --------------       --------------       ---------------
                                                                            (In Millions)

Domestic                                                     $ 1,989              $ 2,384               $ 1,039
International                                                    316                  224                   331
                                                       --------------       --------------       ---------------
Total income from continuing operations
     before income taxes and extraordinary item              $ 2,305              $ 2,608               $ 1,370
                                                       ==============       ==============       ===============


      The Company's income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from continuing operations before income taxes for the following reasons:

                                                            1999                 1998                 1997
                                                        --------------       --------------       --------------
                                                                             (In Millions)

Expected federal income tax expense                             $ 807                $ 913                $ 480
Equity tax (benefit)                                              190                   75                  (65)
State and local income taxes                                       83                   31                   37
Tax-exempt interest and dividend received                         (63)                 (46)                 (67)
     deduction
Other                                                              25                   (3)                  22
                                                        --------------       --------------       --------------

Total income tax expense                                      $ 1,042                $ 970                $ 407
                                                        ==============       ==============       ==============


                                      B36

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. INCOME TAXES (continued)

     Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                                     1999             1998
                                                                 -------------     ------------
                                                                          (In Millions)
Deferred tax assets
       Insurance reserves                                             $ 1,582          $ 1,807
       Net unrealized investment (gains)/losses                           474           (1,225)
       Policyholder dividends                                             277              265
       Net operating loss carryforwards                                   280              276
       Litigation related reserves                                         61               87
       Employee benefits                                                   32               63
       Other                                                                -              135
                                                                 -------------     ------------

       Deferred tax assets before valuation allowance                   2,706            1,408
       Valuation allowance                                                (24)             (13)
                                                                 -------------     ------------
       Deferred tax assets after valuation allowance                    2,682            1,395
                                                                 -------------     ------------

Deferred tax liabilities
       Deferred policy acquisition cost                                 1,942            1,697
       Investments                                                        284              151
       Depreciation                                                        59               64
                                                                 -------------     ------------
       Deferred tax liabilities                                         2,285            1,912
                                                                 -------------     ------------

Net defered tax asset/(liability)                                       $ 397           $ (517)
                                                                 =============     ============


    Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax asset after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 1999 and 1998, respectively, the Company had federal life net operating loss carryforwards of $660 million and $540 million, which expire in 2012. At December 31, 1999 and 1998, respectively, the Company had state operating loss carryforwards for tax purposes approximating $570 million and $1,278 million, which expire between 2000 and 2019.

    Deferred taxes are not provided on the undistributed earnings of foreign subsidiaries (considered to be permanent investments), which at December 31, 1999 were $521 million. Determining the tax liability that would arise if these earnings were remitted is not practical.


    The Internal Revenue Service (the "Service") has completed all examinations of the consolidated federal income tax returns through 1992. The Service has begun their examination of the years 1993 through 1995.



                                      B37

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11. STATUTORY NET INCOME AND SURPLUS

    Reconciliation of Statutory Net Income and Surplus

    Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following tables reconcile the Company's statutory net income and surplus as of and for the years ended December 31, 1999, 1998, and 1997, determined in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance, to net income and equity determined using GAAP:

                                                                         1999                1998               1997
                                                                    ----------------    ---------------    ----------------
                                                                                        (In Millions)

Statutory net income                                                          $ 333            $ 1,247             $ 1,471

Adjustments to reconcile to net income on a GAAP basis:
      Insurance revenues and expenses                                           136               (117)                 12
      Income taxes                                                              436                128                 601
      Valuation of investments                                                  (27)              (143)                (62)
      Realized investment gains                                                  73              1,162                 702
      Litigation and other reserves                                            (102)            (1,150)             (1,975)
      Discontinued operations and other, net                                    (36)               (21)               (139)
                                                                    ----------------    ---------------    ----------------

GAAP net income                                                               $ 813            $ 1,106               $ 610
                                                                    ================    ===============    ================


                                                                          1999                 1998
                                                                     ----------------     ---------------
                                                                                 (In Millions)

Statutory surplus                                                            $ 9,249             $ 8,536

Adjustments to reconcile to equity on a GAAP basis:
      Deferred policy acquisition costs                                        7,295               6,462
      Valuation of investments                                                 2,909               8,358
      Future policy benefits and policyholder account balances                (1,544)             (2,621)
      Non-admitted assets                                                      2,069               2,119
      Income taxes                                                               522                (576)
      Surplus notes                                                             (987)               (987)
      Discontinued operations and other, net                                    (222)               (896)
                                                                     ----------------     ---------------

GAAP equity                                                                 $ 19,291            $ 20,395
                                                                     ================     ===============


    The New York State Insurance Department ("Department") recognizes only statutory accounting for determining and reporting the financial condition of an insurance company, for determining its solvency under the New York Insurance Law and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations.


                                      B38

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

12. OPERATING LEASES (continued)


    The Company occupies leased office space in many locations under various long-term leases and has entered into numerous leases covering the long-term use of computers and other equipment. At December 31, 1999, future minimum lease payments under non-cancelable operating leases are, as follows:

                                                    (In Millions)
       2000                                                  $ 294
       2001                                                    265
       2002                                                    217
       2003                                                    178
       2004                                                    147
       Remaining years after 2004                              776
                                                   ----------------
       Total                                               $ 1,877
                                                   ================



    Rental expense incurred for the years ended December 31, 1999, 1998 and 1997 was $278 million, $320 million and $352 million, respectively, excluding expenses relating to the Company's healthcare business.


13. FAIR VALUE OF FINANCIAL INSTRUMENTS

    The estimated fair values presented below have been determined by using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Estimated fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table, the carrying values approximate estimated fair values).

    Fixed maturities and Equity securities
    Estimated fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Generally fair values for private placement fixed maturities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement fixed maturities is based on amounts estimated by management.

    Mortgage loans on real estate
    The estimated fair value of mortgage loans on real estate is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for similar quality mortgage.

    Policy loans
    The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayments.


                                      B39

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)


    Derivative financial instruments
    Refer to Note 14 for the disclosure of fair values on these instruments.

    Investment contracts
    For guaranteed investment contracts, income annuities, and other similar contracts without life contingencies, estimated fair values are derived using discounted projected cash flows, based on interest rates being offered for similar contracts with maturities consistent with those of the contracts being valued. For individual deferred annuities and other deposit liabilities, fair value approximates carrying value.

    Debt
    The estimated fair value of short-term and long-term debt is derived by using discount rates based on the borrowing rates currently available to the Company for debt with similar terms and remaining maturities.


                                      B40

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

     The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:


                                                                            1999                                  1998
                                                                Carrying          Estimated           Carrying          Estimated
                                                                 Amount           Fair Value           Amount          Fair Value

                                                             ---------------    ---------------    ---------------    --------------
                                                                                                 (In Millions)
FINANCIAL ASSETS:

Other than trading:
Fixed maturities:
     Available for sale                                            $ 74,697           $ 74,697           $ 80,158          $ 80,158
     Held to maturity                                                14,237             14,112             16,848            17,906
Equity securities                                                     3,264              3,264              2,759             2,759
Mortgage loans on real estate                                        16,268             15,826             16,016            16,785
Policy loans                                                          7,590              7,462              7,476             8,123
Securities purchased under agreements to resell                           -                  -              1,737             1,737
Short-term investments                                               12,303             12,303              9,781             9,781
Mortgage securitization inventory                                       803                803                480               480
Cash                                                                  1,330              1,330              1,943             1,943
Restricted cash and securities                                        4,082              4,082              2,366             2,366
Separate Account assets                                              82,131             82,131             80,931            80,931

Trading:
Trading account assets                                             $  9,741           $  9,741           $  8,888          $  8,888
Broker-dealer related receivables                                    11,346             11,346             10,142            10,142
Securities purchased under agreements to resell                      13,944             13,944              8,515             8,515
Cash collateral for borrowed securities                               7,124              7,124              5,622             5,622

FINANCIAL LIABILITIES:

Other than trading:
Investment contracts                                               $ 25,164           $ 25,352           $ 26,246          $ 27,051
Securities sold under agreements to repurchase                        4,260              4,260              7,085             7,085
Cash collateral for loaned securities                                 2,582              2,582              2,450             2,450
Short-term and long-term debt                                        16,371             16,563             14,816            15,084
Securities sold but not yet purchased                                     -                  -              2,215             2,215
Separate Account liabilities                                         82,131             82,131             80,931            80,931

Trading:
Broker-dealer related payables                                     $  5,839           $  5,839           $  6,530          $  6,530
Securities sold under agreements to repurchase                       20,338             20,338             14,401            14,401
Cash collateral for loaned securities                                 8,193              8,189              4,682             4,682
Securities sold but not yet purchased                                 6,968              6,968              3,556             3,556



                                      B41

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

14. DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

    Interest Rate Swaps
    The Company uses interest rate swaps to reduce market risks from changes in interest rates and to manage interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. The fair value of swap agreements is estimated based on the present value of future cash flows under the agreements, discounted at the applicable zero coupon U.S. Treasury rate and swap spread.

    If swap agreements meet the criteria for hedge accounting, net interest receipts or payments are accrued and recognized over the life of the swap agreements as an adjustment to interest income or expense of the hedged item. Any unrealized gains or losses are not recognized until the hedged item is sold or matures. Gains or losses on early termination of interest rate swaps are deferred and amortized over the remaining period originally covered by the swaps. If the criteria for hedge accounting are not met, the swap agreements are accounted for at fair value with changes in fair value reported in current period earnings.

    Futures and Options
    The Company uses exchange-traded Treasury futures and options to reduce market risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring. The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange. The fair value of those futures and options is based on market quotes.

    In exchange-traded futures transactions, the Company purchases or sells contracts, the value of which are determined by the value of designated classes of Treasury securities, and posts variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. Futures are typically used to hedge duration mismatches between assets and liabilities by replicating Treasury performance. Treasury futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

    If futures meet hedge accounting criteria, changes in their fair value are deferred and recognized as an adjustment to the carrying value of the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are amortized as a yield adjustment over the remaining lives of the hedged item. Futures that do not qualify as hedges are carried at fair value with changes in value reported in current period earnings. The gains and losses associated with anticipatory transactions are not material.



                                      B42

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

14. DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

    When the Company anticipates a significant decline in the stock market which will correspondingly affect its diversified portfolio, it may purchase put index options where the basket of securities in the index is appropriate to provide a hedge against a decrease in the value of the Company's equity portfolio or a portion thereof. This strategy effects an orderly sale of hedged securities. When the Company has large cash flows which it has allocated for investment in equity securities, it may purchase call index options as a temporary hedge against an increase in the price of the securities it intends to purchase. This hedge is intended to permit such investment transactions to be executed with less adverse market impact.

    Currency Derivatives
    The Company uses currency derivatives, including exchange-traded currency futures and options, currency forwards and currency swaps, to reduce market risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire and to alter the currency exposures arising from mismatches between such foreign currencies and the U.S. dollar.

    Under currency forwards, the Company agrees with other parties upon delivery of a specified amount of a specified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

    If currency derivatives are effective as hedges of foreign currency translation and transaction exposures, gains or losses are recorded in "Accumulated other comprehensive income." If currency derivatives do not meet hedge accounting criteria, gains or losses from those derivatives are recognized in "Realized investment gains, net."

    Forwards
    The Company uses forwards to manage market risks relating to interest rates and commodities. Additionally, in connection with the Company's investment banking activities, the Company trades in mortgage backed securities forward contracts. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date.

    If the forwards are effective as hedges, gains or losses are recorded in "Accumulated other comprehensive income." If forwards do not meet hedge accounting criteria, gains or losses from those forwards are recognized in current period earnings.

    The tables below summarize the Company's outstanding positions by derivative instrument types as of December 31, 1999 and 1998. The amounts presented are classified as either trading or other than trading, based on management's intent at the time of contract inception and throughout the life of the contract. The table includes the estimated fair values of outstanding derivative positions only and does not include the changes in fair values of associated financial and non-financial assets and liabilities, which generally offset derivative notional amounts. The fair value amounts presented also do not reflect the netting of amounts pursuant to right of setoff, qualifying master netting agreements with counterparties or collateral arrangements.


                                      B43

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

14. DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)


                        DERIVATIVE FINANCIAL INSTRUMENTS
                                December 31, 1999
                                  (In Millions)


                                                           Trading                                   Other than Trading
                                           ------------------------------------------     ------------------------------------------
                                                                                                      Hedge Accounting
                                                                                          ------------------------------------------
                                                                       Estimated                                      Estimated
                                                Notional              Fair Value               Notional               Fair Value
                                           ------------------     -------------------     ------------------      ------------------

Swap Instruments

        Interest rate
              Asset                                  $ 7,116                   $ 151                $     -                     $ -
              Liability                                6,490                     137                      -                       -

        Currency
              Asset                                       24                      45                    343                      30
              Liability                                   77                      51                    369                      33

        Equity and commodity
              Asset                                        8                       9                      -                       -
              Liability                                    8                       5                      -                       -

Forward contracts

        Interest rate
              Asset                                   14,837                     105                      -                       -
              Liability                               12,459                      84                      -                       -

        Currency
              Asset                                   11,181                     275                     54                       2
              Liability                               10,377                     247                    841                      16

        Equity and commodity
              Asset                                    1,664                      68                      -                       -
              Liability                                1,592                      60                      -                       -

Futures contracts

        Interest rate
              Asset                                    2,374                       2                      -                       -
              Liability                                3,017                       3                      -                       -

        Equity and commodity
              Asset                                    2,283                      44                      -                       -
              Liability                                  837                      57                      -                       -

Option contracts

        Interest rate
              Asset                                    3,725                      22                      -                       -
              Liability                                2,185                      11                      -                       -

        Currency
              Asset                                      613                       5                      -                       -
              Liability                                4,439                       5                      -                       -

        Equity and commodity
              Asset                                      340                       6                      -                       -
              Liability                                  366                       3                      -                       -
                                           ------------------     -------------------     ------------------      ------------------

Total Derivatives:

              Assets                                $ 44,165                   $ 732                $   397                    $ 32
                                           ==================     ===================     ==================      ==================
              Liabilities                           $ 41,847                   $ 663                $ 1,210                    $ 49
                                           ==================     ===================     ==================      ==================


                                                        Other than Trading                                    Total
                                           ------------------------------------------     ------------------------------------------
                                                       Non-Hedge Accounting
                                           ------------------------------------------
                                                                       Estimated                                      Estimated
                                                Notional               Fair Value              Notional              Fair Value
                                           -------------------     ------------------     ------------------     -------------------

Swap Instruments

        Interest rate
              Asset                                   $ 2,185                  $ 146                $ 9,301                   $ 297
              Liability                                 1,261                     32                  7,751                     169

        Currency
              Asset                                         -                      -                    367                      75
              Liability                                     -                      -                    446                      84

        Equity and commodity
              Asset                                        47                     13                     55                      22
              Liability                                     -                      -                      8                       5

Forward contracts

        Interest rate
              Asset                                         -                      -                 14,837                     105
              Liability                                     -                      -                 12,459                      84

        Currency
              Asset                                     1,182                     16                 12,417                     293
              Liability                                 1,347                     21                 12,565                     284

        Equity and commodity
              Asset                                         -                      -                  1,664                      68
              Liability                                     -                      -                  1,592                      60

Futures contracts

        Interest rate
              Asset                                       800                     14                  3,174                      16
              Liability                                 3,696                     44                  6,713                      47

        Equity and commodity
              Asset                                        71                      4                  2,354                      48
              Liability                                    12                     11                    849                      68

Option contracts

        Interest rate
              Asset                                         -                      -                  3,725                      22
              Liability                                    13                      -                  2,198                      11

        Currency
              Asset                                        10                      -                    623                       5
              Liability                                    10                      -                  4,449                       5

        Equity and commodity
              Asset                                         -                      -                    340                       6
              Liability                                     -                      -                    366                       3
                                           -------------------     ------------------     ------------------     -------------------

Total Derivatives:

              Assets                                  $ 4,295                  $ 193               $ 48,857                   $ 957
                                           ===================     ==================     ==================     ===================
              Liabilities                             $ 6,339                  $ 108               $ 49,396                   $ 820
                                           ===================     ==================     ==================     ===================



                                      B44

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

14. DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)


                        DERIVATIVE FINANCIAL INSTRUMENTS
                                December 31, 1998
                                  (In Millions)


                                                           Trading                                    Other than Trading
                                           ------------------------------------------     ------------------------------------------
                                                                                                       Hedge Accounting
                                                                                          ------------------------------------------
                                                                       Estimated                                      Estimated
                                                Notional              Fair Value               Notional               Fair Value
                                           ------------------     -------------------     ------------------      ------------------

Swap Instruments

        Interest rate
              Asset                                 $  4,145                $    204               $      -                $      -
              Liability                                4,571                     192                      -                       -

        Currency
              Asset                                      372                      91                    229                      16
              Liability                                  263                      84                    464                      46

        Equity and commodity
              Asset                                       47                      14                      -                       -
              Liability                                    -                       -                      -                       -

Forward contracts

        Interest rate
              Asset                                   31,568                      72                      -                       -
              Liability                               24,204                      56                      -                       -

        Currency
              Asset                                   12,879                     198                     60                       1
              Liability                               13,594                     221                    573                      11

        Equity and commodity
              Asset                                    1,204                      12                      -                       -
              Liability                                1,355                       3                      -                       -

Futures contracts

        Interest rate
              Asset                                    2,429                      10                      -                       -
              Liability                                3,147                       3                      -                       -

        Equity and commodity
              Asset                                      843                      51                      -                       -
              Liability                                1,224                      44                      -                       -

Option contracts

        Interest rate
              Asset                                    2,500                      10                      -                       -
              Liability                                1,451                       8                      -                       -

        Currency
              Asset                                    4,882                     101                      -                       -
              Liability                                4,151                     112                      -                       -

        Equity and commodity
              Asset                                      928                       2                      -                       -
              Liability                                  901                       4                      -                       -
                                           ------------------     -------------------     ------------------      ------------------

Total Derivatives:

              Assets                                $ 61,797                $    765               $    289                $     17
                                           ==================     ===================     ==================      ==================
              Liabilities                           $ 54,861                $    727               $  1,037                $     57
                                           ==================     ===================     ==================      ==================


                                                        Other than Trading                                  Total
                                           ------------------------------------------     ------------------------------------------
                                                      Non-Hedge Accounting
                                           ------------------------------------------
                                                                       Estimated                                      Estimated
                                                Notional               Fair Value              Notional              Fair Value
                                           -------------------     ------------------     ------------------     -------------------

Swap Instruments

        Interest rate
              Asset                                 $   1,949               $     73               $  6,094                $    277
              Liability                                 2,501                    301                  7,072                     493

        Currency
              Asset                                         -                      -                    601                     107
              Liability                                     -                      -                    727                     130

        Equity and commodity
              Asset                                        22                      7                     69                      21
              Liability                                     -                      -                      -                       -

Forward contracts

        Interest rate
              Asset                                         -                      -                 31,568                      72
              Liability                                     -                      -                 24,204                      56

        Currency
              Asset                                       942                     13                 13,881                     212
              Liability                                 1,466                     26                 15,633                     258

        Equity and commodity
              Asset                                         2                      -                  1,206                      12
              Liability                                     -                      -                  1,355                       3

Futures contracts

        Interest rate
              Asset                                     1,762                     22                  4,191                      32
              Liability                                   478                      4                  3,625                       7

        Equity and commodity
              Asset                                        24                      1                    867                      52
              Liability                                    53                      1                  1,277                      45

Option contracts

        Interest rate
              Asset                                       130                      2                  2,630                      12
              Liability                                    98                      -                  1,549                       8

        Currency
              Asset                                         -                      -                  4,882                     101
              Liability                                     -                      -                  4,151                     112

        Equity and commodity
              Asset                                         -                      -                    928                       2
              Liability                                     -                      -                    901                       4
                                           -------------------     ------------------     ------------------     -------------------

Total Derivatives:

              Assets                                 $  4,831               $    118               $ 66,917                $    900
                                           ===================     ==================     ==================     ===================
              Liabilities                            $  4,596               $    332               $ 60,494                $  1,116
                                           ===================     ==================     ==================     ===================




                                      B45

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

14. DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

    The following table discloses net trading revenues by derivative instrument types as of December 31:

                                    1999         1998         1997
                                   --------     --------     --------
                                             (In Millions)

     Forwards                         $ 53         $ 67         $ 59
     Futures                            80           (5)          37
     Swaps                              16          (13)         (13)
     Options                           (14)           -            -
                                   --------     --------     --------
     Net trading revenues            $ 135         $ 49         $ 83
                                   ========     ========     ========


    Average fair values for trading derivatives in an asset position during the years ended December 31, 1999 and 1998 were $789 million and $922 million, respectively, and for derivatives in a liability position were $766 million and $905 million, respectively. The average fair values do not reflect the netting of amounts pursuant to the right of offset or qualifying master netting agreements. Of those derivatives held for trading purposes at December 31, 1999, 61% of the notional amount consisted of interest rate derivatives, 33% consisted of foreign currency derivatives and 6% consisted of equity and commodity derivatives. Of those derivatives held for purposes other than trading at December 31, 1999, 65% of notional consisted of interest rate derivatives, 34% consisted of foreign currency derivatives, and 1% consisted of equity and commodity derivatives.

    Credit Risk
    The credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. At December 31, 1999 and 1998, approximately 81% and 95%, respectively, of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties.

    Off-Balance Sheet Credit-Related Instruments
    During the normal course of its business, the Company utilizes financial instruments with off-balance sheet credit risk such as commitments, financial guarantees, loans sold with recourse and letters of credit. Commitments include commitments to purchase and sell mortgage loans, the underfunded portion of commitments to fund investments in private placement securities and unused credit card and home equity lines.

    In connection with the Company's consumer banking business, loan commitment for credit cards and home equity lines of credit and other lines of credit include agreements to lend up to specified limits to customers. It is anticipated that commitment amounts will only be partially drawn down based on overall customer usage patterns, and, therefore, do not necessarily represent future cash requirements. The Company evaluates each credit decision on such commitments at least annually and has the ability to cancel or suspend such lines at its option. The total available lines of credit card, home equity and other commitments were $2.7 billion, of which $2.0 billion remains available at December 31, 1999.

    Also, in connection with the Company's investment banking activities, the Company enters into agreements with mortgage originators and others to provide financing on both a secured and an unsecured basis. Aggregate financing commitments on a secured basis, for periods of less than one year, approximate $4.9 billion, of which $2.73 billion remains available at December 31, 1999. Unsecured commitments approximate $528 million, of which $334 million remains available at December 3l, 1999.


                                      B46

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


14. DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

    Other commitments primarily include commitments to purchase and sell mortgage loans and the unfunded portion of commitments to fund investments in private placement securities. These mortgage loans and private commitments were $2.9 billion, of which $1.9 billion remain available at December 31, 1999. Additionally, mortgage loans sold with recourse were $0.1 billion at December 31, 1999.

    The Company also provides financial guarantees incidental to other transactions and letters of credit that guarantee the performance of customers to third parties. These credit-related financial instruments have off-balance sheet credit risk because only their origination fees, if any, and accruals for probable losses, if any, are recognized until the obligation under the instrument is fulfilled or expires. These instruments can extend for several years and expirations are not concentrated in any period. The Company seeks to control credit risk associated with these instruments by limiting credit, maintaining collateral where customary and appropriate and performing other monitoring procedures. At December 31, 1999 these were immaterial.

15. CONTINGENCIES AND LITIGATION

    Stop-Loss Reinsurance and Stop-Loss Indemnification Agreements
    On February 24, 2000, the Company entered into an agreement to sell 100% of the capital stock of its subsidiary, Gibraltar Casualty Company ("Gibraltar") to Everest Reinsurance Holdings, Inc. (now known as Everest Re Group, Ltd.) ("Everest"). The transaction is expected to be completed in the second quarter of 2000, subject to approval by state regulators and other customary closing conditions. Proceeds from the sale will consist of approximately $52 million in cash, which approximated the book value of Gibraltar at December 31, 1999. In connection with the sale, the Company will provide a stop-loss indemnification agreement covering 80% of the first $200 million of any adverse loss development in excess of Gibraltar's carried reserves as of the closing date of the transaction, resulting in a maximum potential exposure to the Company of $160 million. In connection with the Company's 1995 sale of what is now Everest, Gibraltar had entered into a stop-loss reinsurance agreement with Everest whereby Gibraltar reinsured up to $375 million of the first $400 million of aggregate adverse loss development, on an incurred basis, with respect to reserves recorded by Everest as of June 30, 1995. Upon the expected completion of the aforementioned sale of Gibraltar, the Company will no longer be subject to exposure under the 1995 stop-loss agreement. Management believes that based on currently available information and established reserves, the ultimate settlement of claims under either the 1995 stop-loss agreement or the stop-loss indemnification agreement should not have a material adverse effect on the Company's financial position.

    Environmental and Asbestos-Related Claims
    Certain of the Company's subsidiaries are subject to claims under expired contracts that assert alleged injuries and/or damages relating to or resulting from toxic torts, toxic waste and other hazardous substances. The liabilities for these claims cannot be reasonably estimated using traditional reserving techniques. The predominant source of such exposure for the Company is Gibraltar, which, as discussed above, is expected to be sold in the second quarter of 2000. The liabilities recorded for environmental and asbestos-related claims, net of reinsurance recoverables, of $342 million ($321 million for Gibraltar) and $239 million ($217 million for Gibraltar) at December 31, 1999 and 1998, respectively, reflect the Company's best estimate of ultimate claims and claim adjustment expenses based upon known facts and current law. However, as a result of judicial decisions and legislative actions, the coverage afforded under these contracts may be expanded beyond their original terms. Given the expansion of coverage and liability by the courts and legislatures in the past, and the potential for other unfavorable trends in the future, the ultimate cost of these claims could increase from the levels currently established. Because of these uncertainties, these additional amounts, or a range of these additional amounts, cannot be reasonably estimated, and could result in a liability exceeding recorded liabilities by an amount that could be material to the Company's results of operations in a future quarterly or annual period. The Company's residual exposure pertaining to Gibraltar upon completion of the expected sale, pursuant to a



                                      B47

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

15. CONTINGENCIES AND LITIGATION (continued)


    stop-loss indemnification agreement, is discussed above. Management believes that these claims should not have a material adverse effect on the Company's financial position.

    Managed Care Reimbursement
    The Company has reviewed its obligations retained in the sale of the healthcare operations under certain managed care arrangements for possible failure to comply with contractual and regulatory requirements. It is the opinion of management that adequate reserves have been established to provide for appropriate reimbursements to customers.

    Litigation
    The Company is subject to legal and regulatory actions in the ordinary course of its businesses, including class actions. Pending legal and regulatory actions include proceedings specific to the Company's practices and proceedings generally applicable to business practices in the industries in which the Company operates. In certain of these matters, large and/or indeterminate amounts are sought, including punitive or exemplary damages.

    In particular, the Company has been subject to substantial regulatory actions and civil litigation involving individual life insurance sales practices. In 1996, the Company entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the Company agreed to various changes to its sales and business practices controls and a series of fines, and is in the process of distributing final remediation relief to eligible class members. In many instances, claimants have the right to "appeal" the Company's decision to an independent reviewer. The bulk of such appeals were resolved in 1999, and the balance is expected to be addressed in 2000. As of January 31, 2000, the Company remained a party to two putative class actions and approximately 158 individual actions relating to permanent life insurance policies the Company issued in the United States between 1982 and 1995. Additional suits may be filed by individuals who opted out of the settlements. While the approval of the class action settlement is now final, the Company remains subject to oversight and review by insurance regulators and other regulatory authorities with respect to its sales practices and the conduct of the remediation program. The U.S. District Court has also retained jurisdiction as to all matters relating to the administration, consummation, enforcement and interpretation of the settlements. In November 1999, upon the joint application of the Company and class counsel, the Court ordered an investigation into certain allegations of improprieties in the administration and implementation of the remediation program at the Company's Plymouth, Minnesota facility. Class counsel is expected to submit a summary of its findings pursuant to the investigation to the Court in mid-April 2000.

    In 1999, 1998, 1997 and 1996, the Company recorded provisions in its Consolidated Statements of Operations of $100 million, $1,150 million, $2,030 million and $1,125 million, respectively, to provide for estimated remediation costs, and additional sales practices costs including related administrative costs, regulatory fines, penalties and related payments, litigation costs and settlements, including settlements associated with the resolution of claims of deceptive sales practices asserted by policyholders who elected to "opt-out" of the class action settlement and litigate their claims against the Company separately, and other fees and expenses associated with the resolution of sales practices issues.


                                      B48

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

15. CONTINGENCIES AND LITIGATION (continued)


    The following table summarizes the Company's charges for the estimated total costs of sales practices remedies and additional sales practices costs and the related liability balances as of the dates indicated:


                                                          Year Ended December 31,
                                                ---------------------------------------------
                                                  1999        1998        1997        1996
                                                ---------------------------------------------
                                                                 (In Millions)
Liability balance at beginning of period         $ 3,058     $ 2,553       $ 963         $ -
Charges to expense:
      Remedy costs                                   (99)        510       1,640         410
      Additional sales practices costs               199         640         390         715
                                                ---------   ---------   ---------   ---------
      Total charges to expense                       100       1,150       2,030       1,125

Amounts paid or credited:
      Remedy costs                                 1,708         147           -           -
      Additional sales practices costs               559         498         440         162
                                                ---------   ---------   ---------   ---------
      Total amounts paid or credited               2,267         645         440         162

Liability balance at end of period                 $ 891     $ 3,058     $ 2,553       $ 963
                                                =========   =========   =========   =========


    In 1996, the Company recorded in its Consolidated Statements of Operations the cost of $410 million before taxes as a guaranteed minimum remediation expense pursuant to the settlement agreement. Management had no better information available at that time upon which to make a reasonable estimate of the losses associated with the settlement. Charges were also recorded in 1996 for estimated additional sales practices costs totaling $715 million before taxes.

    In 1997, management increased the estimated liability for the costs of remedying policyholder claims by $1,640 million before taxes. This increase was based on additional information derived from claim sampling techniques, the terms of the settlement and the number of claim forms received. The Company also recorded additional charges of $390 million to recognize the increase in estimated total additional sales practices costs.

    In 1998, the Company recorded an additional charge of $510 million before taxes to recognize the increase of the estimated total cost of remedying policyholder claims to a total of $2,560 million before taxes. This increase was based on (i) estimates derived from an analysis of claims actually remedied (including interest); (ii) a sample of claims still to be remedied;
    (iii) an estimate of additional liabilities associated with a claimant's right to "appeal" the Company's decision; and (iv) an estimate of an additional liability associated with the results of an investigation by a court-appointed independent expert regarding the impact of the Company's failure to properly implement procedures to preserve all documents relevant to the class action and remediation program. The Company also recorded additional charges of $640 million before taxes to recognize the increase in estimated total additional sales practices costs.

    In 1999, as a result of a decrease in the estimated cost of remedying policyholder claims, the Company recorded a credit of $99 million before taxes to reduce its liability relative to remedy costs. The revised estimate was based on additional information derived from claims actually remedied and an evaluation of remaining obligations taking into consideration experience in 1999. The Company also recorded a charge of $199 million before taxes to recognize an increase in estimated total additional sales practices costs based on additional information obtained in 1999.



                                      B49

The Prudential Insurance Company of America

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

15. CONTINGENCIES AND LITIGATION (continued)


    The Company's litigation is subject to many uncertainties, and given their complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company, in a particular quarterly or annual period, could be materially affected by an ultimate unfavorable outcome of pending litigation and regulatory matters depending, in part, upon the results of operation or cash flow for such period. Management believes, however, that the ultimate resolution of all pending litigation and regulatory matters, after consideration of applicable reserves, should not have a material adverse effect on the Company's financial position.

                                     ******






                                       B50

                        Report of Independent Accountants
                        ---------------------------------


To the Board of Directors and Policyholders of The Prudential Insurance Company of America


In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations, of changes in equity and of cash flows present fairly, in all material respects, the financial position of The Prudential Insurance Company of America and its subsidiaries at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP


New York, New York
March 21, 2000



                                      B51

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial statements and Exhibits

            (a)   The following financial statements are included in Part B:

                  Financial Statements of Registrant for the fiscal year ended December 31, 1999

                  Financial Statement of Depositor - The Prudential Insurance Company of America

            (b)   Exhibits

                  1. Resolution adopted by the Board of Directors of The Prudential Insurance Company of America on February 11, 1997 establishing the Prudential Discovery Select Group Variable Contract Account (the "Discovery Account"). (Note 2)

                  2.        Not applicable.

                  3(a).     Distribution Agreement. (Note 4)

                  3(b).     Broker-dealer sales agreement. (Note 2)

                  4(a). Form of Group Annuity Contract offered by The Prudential Insurance Company of America (FL). (Note
                            2)

                  4(b). Form of Group Annuity Contract offered to small 401 plans by The Prudential Insurance Company of America. (PA) (Note 4)

                  4(c) Form of Group Annuity Contract offered by the Prudential Insurance Company of America (NJ). (Note
                            8)

                  5(a).     Not applicable.

                  5(b). Form of Participant enrollment form (including acknowledgment of restrictions on redemption imposed by I.R.C. Section 403(b)). (Note 2)

                  6(a). Charter of The Prudential Insurance Company of America, as amended November 14, 1995. (Note 5)

                  6(b). By-Laws of The Prudential Insurance Company of America, as amended May 12, 1998. (Note 7)

                  7.        Not applicable.

                  8(a). Participation Agreement between The Prudential Insurance Company of America and AIM Variable Insurance Funds, Inc. (Note 2)

                  8(b). Participation Agreement between The Prudential Insurance Company of America and T. Rowe Price Equity Series, Inc. (Note 2)

                  8(c). Participation Agreement between The Prudential Insurance Company of America and Janus Aspen Series. (Note 2)

                   8(c)(i). Form of Amendment to Participation Agreement between
                            The Prudential Insurance Company of America and Janus Aspen Series. (Note 8)

                   8(d). Participation Agreement between The Prudential Insurance Company of America and MFS Variable Insurance Trust. (Note 2)

                   8(e). Participation Agreement between The Prudential Insurance Company of America and OCC Accumulation Trust. (Note 2)

                   8(f). Participation Agreement between The Prudential Insurance Company of America and Warburg Pincus Trust. (Note 2)

                   8(g). Retirement Plan Services Outsourcing Agreement between The Prudential Insurance Company of America and BISYS Plan Services, L.P. (Note 4)

                   9. Consent and opinion of C. Christopher Sprague, Assistant General Counsel, The Prudential Insurance Company of America, as to the legality of the securities being registered.

                   10(a). Consent of PricewaterhouseCoopers LLP, Independent Accountants.

                   10(b).   Consent of Shea & Gardner.

                   10(c). Powers of Attorney for Franklin Agnew, Frederick Becker, James Cullen, Carolyne Davis, Roger Enrico, Allan Gilmour, William Gray, Jon Hanson, Glen Hiner, Constance Horner, Gaynor Kelley, Burton Malkiel, Arthur Ryan, Ida Schmertz, Charles Sitter, Donald Staheli, Richard Thomson, James Unruh, P. Roy Vagelos, Stanley Van Ness, Paul Volcker, Joseph Williams. (Note 5)

                            Richard Carbone. (Note 3)

                            Gilbert F. Casellas, (Note 7)

                            Anthony S. Piszel (Note 8)

                   11.      Not applicable.

                   12.      Not applicable.

                   13.      Schedule for Computation of Performance
                            Calculations.
----------

(Note 1)  Filed herewith.

(Note 2) Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed June 17, 1997.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed April 27, 1998.

(Note 4) Incorporated by reference to Post-Effective Amendment No. 2 to this Registration Statement, filed August 19, 1998.

(Note 5) Incorporated by reference to Post-Effective Amendment No. 9 to Form S-1, Registration No. 33-20083, filed April 9, 1998 on behalf of The Prudential Variable Contract Real Property Account.

(Note 6) Incorporated by reference to Post-Effective Amendment No. 10 to Form S-1, Registration No. 33-20083, filed April 9, 1997 on behalf of The Prudential Variable Contract Real Property Account.

(Note 7) Incorporated by reference to Form S-6, Registration No. 333-64957, filed September 30, 1998 on behalf of The Prudential Variable Appreciable Account.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 4 to this Registration Statement, filed February 23, 1999.

Item 25. Directors and Officers of the Depositor

Information about the Directors and Executive Officers of Prudential, Registrant's depositor, appears under the heading of "Directors and Officers of Prudential" in the Statement of Additional information (Part B of this Registration Statement).

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Registrant is a separate account of The Prudential Insurance Company of America, a mutual life insurance company organized under the laws of the State of New Jersey. The subsidiaries of Prudential and short descriptions of each are listed under Item 25 to Post-Effective Amendment No. 37 to the Form N-1A Registration Statement for The Prudential Series Fund, Inc., Registration No. 2-80896, filed April __, 2000, the text of which is hereby incorporated.

In addition to the subsidiaries shown on the Organization Chart, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential also holds directly and in three of its separate accounts, shares of The Prudential Series Fund, Inc., a Maryland corporation. The balance of the shares of The Prudential Series Fund, Inc. are held in separate accounts of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey, wholly-owned subsidiaries of Prudential. All of the separate accounts referred to above are unit investment trusts registered under the Investment Company Act of 1940. Prudential's Gibraltar Fund, Inc. and The Prudential Series Fund, Inc. are registered as open-end, diversified management investment companies under the Investment Company Act of 1940. The shares of these investment companies are voted in accordance with the instructions of persons having interests in the unit investment trusts, and Prudential, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey vote the shares they hold directly in the same manner that they vote the shares that they hold in their separate accounts.

Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11, separate accounts of Prudential registered as open-end, diversified management investment companies under the Investment Company Act of 1940.

Prudential is a mutual insurance company. Its financial statements have been prepared in conformity with generally accepted accounting principles, which include statutory accounting practices prescribed or permitted by state regulatory authorities for insurance companies.

Item 27. Number of Contractholders

As of February 28, 2000 there were 361 Contractholders of qualified Contracts offered by the Registrant, and 2 Contractholders of non-qualified Contracts offered by the Registrant.

Item 28. Indemnification

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of The Prudential Insurance Company of America ("Prudential"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Prudential's By-law 27, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit (8)(ii) of Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-25434, filed April 30, 1997, on behalf of the Prudential Variable Contract Account.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

          (a) Prudential Investment Management Services LLC (PIMS) is the distributor for the following open-end management companies: Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity
               Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Diversified Funds, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential International Bond Fund, Inc., Prudential Mid-Cap Value Fund, Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential 20/20 Focus Fund, Prudential World Fund, Inc., The Prudential Investment Portfolios, Inc., Strategic Partners Series, Target Funds and The Target Portfolio Trust.

               PIMS is also distributor of the following unit investment trusts:
               Separate Accounts: Prudential's Gilbraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

         (b)(1) The following table sets forth certain information regarding the officers and directors of PIMS:

                   NAME AND PRINCIPAL         POSITIONS AND OFFICES
                   BUSINESS ADDRESS           WITH UNDERWRITER
                   ------------------------   ---------------------------------
                   Robert F. Gunia            President

                   C. Edward Chaplin          Treasurer

                   Kevin B. Frawley           Senior Vice President and Chief
                                              Compliance Officer

                   Francis O. Odubekun        Senior Vice President and
                                              Chief Operations Officer

                   Jean D. Hamilton           Executive Vice President

                   Carl L. McGuire            Vice President

                   John R. Strangfeld         Executive Vice President

                   William V. Healey          Senior Vice President, Secretary
                                              and Chief Legal Officer

                   Margaret M. Deverell       Senior Vice President, Comptroller
                                              and Chief Financial Officer

                   ------------------

                   The principal business address for the directors and officers, with the exception of Carl L. McGuire, is 751 Broad Street, Newark, NJ 07102. The principal business address for Carl L. McGuire is: c/o Prudential Investments, 30 Scranton Office Park, Scranton, PA 18307

           (c)
                   NAME OF                       NET UNDERWRITING
                   PRINCIPAL                     DISCOUNTS AND       COMPENSATION      BROKERAGE
                   UNDERWRITER                   COMMISSIONS         ON REDEMPTION     COMMISSIONS
                   -------------------------     ----------------    -------------     -----------
                   Prudential Investment         $                   $                 $
                   Management Services, LLC      -0-                 -0-               573,984

Item 30. Location of Accounts and Records

The names and addresses of the persons who maintain physical possession of the accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are:

         The Prudential Insurance Company of America and The Prudential Investment Corporation
         751 Broad Street
         Newark, New Jersey 07102-3777

         The Prudential Insurance Company of America and The Prudential Investment Corporation
         Gateway Buildings Two, Three and Four
         100 Mulberry Street
         Newark, New Jersey 07102

         The Prudential Insurance Company of America and
         The Prudential Investment Corporation
         56 North Livingston Avenue
         Roseland, New Jersey 07088

         The Prudential Insurance Company of America
         c/o Prudential Investments
         30 Scranton Office Park
         Scranton, Pennsylvania 18507-1789

         The Prudential Insurance Company of America
         c/o The Prudential Asset Management Company, Inc.
         71 Hanover Road
         Florham Park, New Jersey 07932

         Investors Fiduciary Trust Company
         127 West 10th Street
         Kansas City, Missouri 64105

         BISYS Plan Services, L. P.
         323 Norristown Road
         Ambler, PA 19002

Item 31. Management Services

         Summary of Retirement Plan Services Outsourcing Agreement

Included as an exhibit to this registration statement is an agreement (the "Agreement") dated August 6, 1998 between The Prudential Insurance Company of America ("Prudential") and BISYS Plan Services, L. P. ("BISYS"). Pursuant to the Agreement, Prudential has delegated to BISYS certain recordkeeping and administrative services to be performed on behalf of certain defined contribution pension plans (the "Plans") that qualify or intend to qualify under
Section 401(k) and/or Section 401(a) of the Internal Revenue Code of 1986, as amended. In addition to the recordkeeping and administrative services, BISYS is obligated under the Agreement to arrange for the provision to the Plans of certain trust and accounting services and certain order placement, processing and related services. Schedule F of the Agreement describes the specific services that BISYS will provide with respect to the Discovery Select Group Retirement Annuity. These services include, among others: (a) providing participant-level recordkeeping, (b) administering certain features of the annuity, and (c) transmitting participant purchase orders.

The Plans to which BISYS will provide these services are small defined contribution plans with which Prudential has entered into an administrative services agreement. Typically, these Plans will share the following characteristics, among others: (a) less than $1 million in anticipated Plan assets, (b) fewer than 100 eligible employees, and (c) $3,000 minimum average annual cash flow per participant (for a start-up Plan).

Under the Agreement, BISYS collects from the Plans a variety of fees and charges (the "Fees") on Prudential's behalf, and is entitled to keep such Fees as payment in full for BISYS's satisfactory performance of its services and obligations under the Agreement. These Fees include, among others: (a) an annual fee of $2,000 per Plan, (b) an annual fee per Plan participant of either $14 or $28, and (c) an installation charge for each startup Plan of $1,500.

The initial term of the Agreement is two years from the Agreement's "effective date." The Agreement is automatically extended for successive two year terms unless, at least 180 days prior to the end of such initial or subsequent term, BISYS gives Prudential notice that such term will not be extended.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

         (b) to include either (1) as part of any enrollment form to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Prudential Insurance Company of America hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential Insurance Company of America.

                                403(b) ANNUITIES

The Registrant intends to rely on the no-action response dated November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs
(1)-(4) thereof.


                                    TEXAS ORP

The Registrant intends to offer Contracts to Participants in the Texas Optional Retirement Program. In connection with that offering, Rule 6c-7 of the Investment Company Act of 1940 is being relied upon and paragraphs (a)-(d) of that Rule will be complied with.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Prudential Discovery Select Group Variable Contract Account, certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485 (b)(1), and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485 (b)(1), has occured since the effective date of the Registrant's most recent post-effective amendment, and the Registrant and the Depositor have duly caused this Registration Statement to be signed on their behalf, in the City of Newark, and the State of New Jersey on this 2nd day of May, 2000.


                         THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
                         -----------------------------------------------
                             (REGISTRANT)

                         BY: THE PRUDENTIAL INSURANCE COMPANY OF
                             AMERICA
                         -----------------------------------------------
                             (DEPOSITOR)


By:  /s/ C. CHRISTOPHER SPRAGUE
     -------------------------------
           C. Christopher Sprague
           Assistant General Counsel
     -------------------------------
           (Signature and Title)

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Prudential Discovery Select Group Variable Contract Account, certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485 (b)(1), and that no material event requiring disclosure in this prospectus, other than one listed in Rule 485 (b)(1), has occured since the effective date of the Registrant's most recent post-effective amendment, and the Registrant has duly caused this Registration Statement to be signed on its behalf in the City of Newark and the State of New Jersey on this day of this 2nd day of May, 2000.



          SIGNATURE AND TITLE
          --------------------

  /s/          *                                /s/          *
---------------------------------------       ----------------------------------
      ARTHUR F. RYAN                                CAROLYNE K. DAVIS
      CHAIRMAN OF THE BOARD, PRESIDENT              DIRECTOR
      AND CHIEF EXECUTIVE OFFICER


  /s/          *                                /s/          *
---------------------------------------       ----------------------------------
      ANTHONY S. PISZEL                             ROGER A. ENRICO
      VICE PRESIDENT AND CONTROLLER                 DIRECTOR
      (CHIEF ACCOUNTING OFFICER)


  /s/          *                                /s/          *
---------------------------------------       ----------------------------------
      RICHARD J. CARBONE                            ALLAN D. GILMOUR
      SENIOR VICE PRESIDENT AND                     DIRECTOR
      CHIEF FINANCIAL OFFICER


  /s/          *                                /s/          *
---------------------------------------       ----------------------------------
      FRANKLIN E. AGNEW                             WILLIAM H. GRAY, III
      DIRECTOR                                      DIRECTOR


  /s/          *                                /s/          *
---------------------------------------       ----------------------------------
      FREDERIC K. BECKER                            JON F. HANSON
      DIRECTOR                                      DIRECTOR


  /s/          *                                /s/          *
---------------------------------------       ----------------------------------
      GILBERT F. CASELLAS                           GLEN H. HINER
      DIRECTOR                                      DIRECTOR


  /s/          *                              *By:      C. CHRISTOPHER SPRAGUE
---------------------------------------             ----------------------------
      JAMES G. CULLEN                                   C. CHRISTOPHER SPRAGUE
      DIRECTOR                                              (ATTORNEY-IN-FACT)


                                                                     May 2, 2000

         SIGNATURE AND TITLE
         --------------------

 /s/          *                              /s/          *
----------------------------               -------------------------------------
     CONSTANCE J. HORNER                         RICHARD M. THOMSON
     DIRECTOR                                    DIRECTOR


 /s/          *                              /s/          *
----------------------------               -------------------------------------
     GAYNOR N. KELLEY                            JAMES A. UNRUH
     DIRECTOR                                    DIRECTOR


 /s/          *                              /s/          *
----------------------------               -------------------------------------
     BURTON G. MALKIEL                           P. ROY VAGELOS, M.D.
     DIRECTOR                                    DIRECTOR


 /s/          *                              /s/          *
----------------------------               -------------------------------------
     IDA F.S. SCHMERTZ                           STANLEY C. VAN NESS
     DIRECTOR                                    DIRECTOR


 /s/          *                              /s/          *
----------------------------               -------------------------------------
     CHARLES R. SITTER                           PAUL A. VOLCKER
     DIRECTOR                                    DIRECTOR


 /s/          *                              /s/          *
----------------------------               -------------------------------------
     DONALD L. STAHELI                           JOSEPH H. WILLIAMS
     DIRECTOR                                    DIRECTOR


                                           *By:       C. CHRISTOPHER SPRAGUE
                                                 -------------------------------
                                                      C. CHRISTOPHER SPRAGUE
                                                      (ATTORNEY-IN-FACT)


                                                                     May 2, 2000

                                  EXHIBIT INDEX

Exhibit No.                        Description
-----------                        -----------
    9 Consent and Opinion of C. Christopher Sprague, Assistant General Counsel, The Prudential Insurance Company of America, as to the legality of the securities being registered.

   10(a)    Consent of PricewaterhouseCoopers LLP, independent accountants.

   10(b)    Consent of Shea & Gardner.

   13       Schedule of Computation of Performance Calculations.